     As filed with the Securities and Exchange Commission on April 13, 2006


                                                      Registration No. 333-47728
                                                                       811-07798


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )

                         Post-Effective Amendment No. 11                  ( X )


                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 38                         ( X )


                  NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             Richard P. Bowman, Esq.
                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)

                                    Copy to:

        Stephen E. Roth, Esq.                    Thomas F. English, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and General Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

            NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                            PROSPECTUS--MAY 1, 2006


 A MODIFIED SINGLE PREMIUM LIFE INSURANCE CONTRACT OFFERED TO INDIVIDUALS UNDER
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     You can send service requests to us at either of the following addresses:

NYLIAC                            NYLIAC
Variable Products Service Center  Variable Products Service Center
Madison Square Station            51 Madison Avenue
P.O. Box 922                      Room 651
New York, NY 10159                New York, NY 10010
or call our toll-free number: 1-800-598-2019

     You can send premium payments to us at:

                                      NYLIAC
                                      75 Remittance Drive, Suite 3021
                                      Chicago, IL 60675-3021

     This prospectus describes three versions of the NYLIAC Single Premium Variable Universal Life Policy. Each version is referred to as a separate series. Subject to jurisdictional availability, Series 1 policies were sold prior to May 10, 2002; Series 2 policies were sold starting May 10, 2002 through May 15, 2003; Series 3 policies were sold starting May 16, 2003. Please check with your Registered Representative if you have any questions about which Series is applicable to your policy. Unless otherwise indicated, all information in this prospectus applies to all Series of policies.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Policies have risks including risk of loss of the amount invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

     This life insurance policy is not considered an offering in any jurisdiction where such an offering may not be lawfully made. We do not authorize any information or representations regarding the offering described in this prospectus and the Statement of Additional Information ("SAI") other than as contained in these materials or any attached supplements to them, or in any supplemental sales material we authorize.

                               TABLE OF CONTENTS


                                              PAGE
                                              ----
Summary of Benefits and Risks..............     4
  Benefits.................................     4
  Risks....................................     5
Table of Fees and Expenses.................     8
  Transaction Fees.........................     8
  Periodic Charges Other Than Funds'
     Operating Expenses....................     9
  Fund Annual Operating Expenses...........    10
  Fund Annual Expenses.....................    10
  Definitions..............................    13
Management and Organization................    14
  Insurer..................................    14
  Your Policy..............................    14
  About the Separate Account...............    15
Our Rights.................................    15
     The Fixed Account.....................    16
     How to Reach Us for Policy Services...    16
     Funds and Eligible Portfolios.........    18
     Investment Return.....................    21
     Voting................................    21
Charges Associated with the Policy.........    22
  Loan Charges.............................    22
  Deductions from Premiums.................    22
     State Tax Charge......................    22
     Federal Tax Charge....................    22
  Deductions from Cash Surrender Value and
     from the Separate Account.............    23
     Deferred Sales Expense Charge.........    23
     Monthly Administrative Charge.........    23
     Cost of Insurance Charge..............    24
     Mortality and Expense Risk Charge.....    24
     Expense Allocation....................    25
     Charges for Federal Income Taxes......    25
     Fund Charges..........................    25
  Transaction Charges......................    26
     Surrender Charges.....................    26
     Partial Withdrawal....................    27
     Transfer Charge.......................    27
     Exercise of Living Benefits Rider.....    27
Description of the Policy..................    27
  The Parties..............................    27
     Policyowner...........................    27
     Insured...............................    27
     Beneficiary...........................    27
  The Policy...............................    28
     How the Policy Is Available...........    28
     Policy Premiums.......................    28
  Cash Value...............................    28
  Investment Divisions and the Fixed
     Account...............................    28
  Amount in the Separate Account...........    29
  Amount in the Fixed Account..............    29
  Transfers Among Investment Divisions and
     the Fixed Account.....................    29
  Limits on Transfers......................    30
  Additional Benefits Through Riders.......    32



                                              PAGE
                                              ----
  Options Available at No Additional
     Charge................................    32
     Dollar Cost Averaging.................    32
     Automatic Asset Reallocation..........    32
     Interest Sweep........................    32
  Maturity Date............................    33
  Tax-Free "Section 1035" Insurance Policy
     Exchanges.............................    33
  24 Month Exchange Privilege..............    33
Premiums...................................    34
  Timing and Valuation.....................    35
  Free Look................................    35
  Premium Payments.........................    35
  Premium Payments Returned for
     Insufficient Funds....................    36
Policy Payment Information.................    36
  When Life Insurance Coverage Begins......    36
  Policy Proceeds..........................    36
  Payees...................................    36
  When We Pay Policy Proceeds..............    37
  Death Claims.............................    38
  Electing or Changing a Payment Option....    39
  Life Insurance Benefit...................    39
  Death Benefit Guarantee..................    39
Additional Policy Provisions...............    40
  Limits on Our Rights to Challenge Your
     Policy................................    40
  Suicide..................................    40
  Misstatement of Age or Gender............    41
  Assignment...............................    41
Partial Withdrawals and Surrenders.........    41
  Partial Withdrawals......................    41
     Amount Available to Withdraw..........    41
     Requesting a Partial Withdrawal.......    41
     The Effect of a Partial Withdrawal....    42
  Surrenders...............................    42
     Cash Surrender Value..................    42
     Requesting a Surrender................    42
     When the Surrender is Effective.......    42
     Surrender Charges.....................    43
Loans......................................    43
  Your Policy as Collateral for a Loan.....    43
  Loan Interest............................    43
  Interest on the Cash Value Held as
     Collateral............................    43
  When Loan Interest is Due................    44
  Loan Repayment...........................    44
  Excess Loan Condition....................    44
  The Effect of a Policy Loan..............    44
Termination and Reinstatement..............    45
  Late Period..............................    45
  Reinstatement Option.....................    46
Federal Income Tax Considerations..........    46
  Our Intent...............................    46
  Tax Status of NYLIAC and the Separate
     Account...............................    47
  Charges for Taxes........................    47

                                              PAGE
                                              ----
  Diversification Standards and Control
     Issues................................    47
  Life Insurance Status of the Policy......    48
  Modified Endowment Contract Status.......    48
  Status of the Policy After the Insured Is
     Age 100...............................    56
  Policy Surrenders and Partial
     Withdrawals...........................    49
  Policy Loans and Interest Deductions.....    50
  Corporate Owners.........................    50
  Exchanges or Assignments of Policies.....    50
  Reasonableness Requirement for Charges...    51
  Living Benefits Rider (Also Known as
     Accelerated Benefits Rider)...........    51



                                              PAGE
                                              ----
  Other Tax Issues.........................    51
  Withholding..............................    51
Legal Proceedings..........................    51
Records and Reports........................    52
Financial Statements.......................    52
Appendix A--Illustrations..................   A-1
Appendix B--State Variations
     Series 1..............................   B-1
     Series 2..............................   B-5
     Series 3..............................   B-8
Obtaining Additional Information

                         SUMMARY OF BENEFITS AND RISKS

     The following is a brief summary of certain features of NYLIAC Single Premium Variable Universal Life ("SPVUL"). More complete and detailed information regarding these features is discussed later in this prospectus and in the SAI.

                                    BENEFITS

PROTECTION

     SPVUL offers you the protection of permanent life insurance, which can over time, become a valuable asset.

     SPVUL also provides the opportunity for tax-deferred Cash Value accumulation. Premium payments, less any applicable charges, are added to the Investment Divisions and the Fixed Account according to your instructions. The investment return of the policy is based on:

     -- the amount in and performance of each Investment Division of the Separate Account;

     -- the amount in and rate of interest credited to the Fixed Account; and

     -- the charges we deduct.

     With SPVUL, you have the potential for higher rates of return and Cash Value accumulation than with a fixed rate life insurance policy.

A SINGLE PREMIUM PAYMENT

     When you purchase SPVUL you pay an initial single premium payment. Under limited circumstances you can make additional premium payments. Other than the initial premium payment, there are no required premiums, as long as the Cash Surrender Value is sufficient to cover the policy's monthly deductions.

DEATH BENEFIT GUARANTEE

     For Series 1 and 2 policies, you select whether you want the initial single premium to be based on 80% or 100% of the Guideline Single Premium. The Guideline Single Premium is the maximum amount that the federal tax laws generally allow you to pay for a life insurance policy with a given Face Amount. If your initial single premium is based on 100% of the Guideline Single Premium, a death benefit guarantee, equal to the policy's Face Amount at issue, will apply to your policy. The death benefit guarantee can prevent your policy from lapsing even if your Cash Surrender Value is insufficient to cover the monthly deduction charges. Policy loans and withdrawals can eliminate the death benefit guarantee. If your initial single premium is based on 80% of the Guideline Single Premium, your policy will not have a death benefit guarantee.

     For all Series 3 policies, a death benefit guarantee will apply to your policy. At issue, the death benefit guarantee will be equal to the policy's Face Amount. The death benefit guarantee can prevent your policy from lapsing even if your Cash Surrender Value is insufficient to cover the monthly deduction charges. Policy loans and withdrawals can eliminate the death benefit guarantee.

LIQUIDITY THROUGH LOANS

     SPVUL allows you to access your policy's Cash Surrender Value through loans. Your policy's value will be used as collateral to secure the loans. You can borrow up to 90% of your policy's Cash Surrender Value.

LIQUIDITY THROUGH WITHDRAWALS

     You can also withdraw an amount up to the Cash Surrender Value of your policy. Partial withdrawals will reduce the policy's Cash Value and reduce your Life Insurance Benefit. We will not allow a partial withdrawal for an amount that would cause your policy's Cash Value to fall below the policy's minimum initial single premium required. Certain charges will apply. Partial withdrawals can result in a taxable event.

INVESTMENT DIVISION OPTIONS


     This policy offers you a choice of 36 Investment Divisions and the Fixed Account. You can allocate net premium payments or transfer Cash Value to a maximum of 21 investment options from among the 36 Investment Divisions and/or the Fixed Account, within the limits described in this prospectus, tax-free during the life of the policy. You can change the Investment Divisions in which you invest throughout the life of the policy.


LIFE INSURANCE BENEFIT

     SPVUL provides a Life Insurance Benefit equal to your policy's Face Amount. See "Definitions" for explanation of "Face Amount."

AUTOMATED INVESTMENT FEATURES

     The following administrative features are available to help you manage the policy's Cash Value and to adjust your investment allocation to suit changing needs: Automatic Asset Reallocation, Dollar Cost Averaging, Expense Allocation, and Interest Sweep.

OPTIONAL RIDERS

     SPVUL offers two additional benefits through optional riders: the Living Benefits Rider and the Spouse's Paid-Up Insurance Purchase Option Rider.

POLICYHOLDER SUPPORT

     As a policyholder, you have access to a password-protected Internet website, an automated 24-hour call-in service, toll-free telephone support, and your registered representative if you have questions about your SPVUL policy.

A HIGHLY-RATED COMPANY


     NYLIAC is a wholly owned subsidiary of New York Life Insurance Company ("NYLIC"). NYLIC has more than 160 years of experience in the offering of insurance products. NYLIAC is a highly-rated insurer. Ratings reflect only NYLIAC's General Account, applicable to the Fixed Account, and not applicable to the Investment Divisions.


                                     RISKS

INVESTMENT RISK

     While you have the potential for a higher rate of return than with a fixed rate policy, investment returns on the assets in the Separate Account may fall and you can lose principal. Each Investment Division has its own investment objectives and investment strategy. We do not guarantee the investment performance of the Investment Divisions, which involve varying degrees of risk. Your premium allocation choices should be consistent with your personal investment objective and risk tolerance.

RISK OF LAPSE

     SPVUL policies that do not include the death benefit guarantee can lapse if the Cash Surrender Value is insufficient to cover monthly charges. When a policy lapses, it has no value, and no benefits accrue upon the death of the Insured. Your policy involves risks, including the potential risk of loss of the principal invested. Note that "termination" and "lapse" have the same meaning and effect.

     A SPVUL policy that has a Cash Surrender Value just sufficient to cover monthly deductions and charges is more likely to be unable to maintain its Cash Surrender Value due to market fluctuation and other performance related risks.

POTENTIAL FOR INCREASED CHARGES

     We have the right to increase current charges at any time up to the amount shown as the guaranteed maximum. In addition, we may increase the amount we deduct as a federal or state tax charge to reflect changes in tax law. However, the actual charges will never exceed the guaranteed charges. (See "Table of Fees and Expenses" for more information.)

RISK OF LAPSE FROM POLICY LOANS


     The larger a loan becomes relative to the policy's Cash Surrender Value, the greater the risk that the policy's remaining Cash Surrender Value will not be sufficient to support the policy's charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. Any loan interest due on a policy anniversary that you do not pay will be charged against the policy as an additional loan and could cause your policy to become a modified endowment contract. (See "Modified Endowment Contract Status.")


     A loan, repaid or not, has a permanent effect on your Cash Value. The effect could be favorable, if the Investment Divisions earn less than the interest rate credited on the loan amount in the Fixed Account, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater the effect on your Cash Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be paid. Because the policy provides for a single premium, it will most likely be treated as a modified endowment contract for income tax purposes. If a policy is a modified endowment contract, a loan may result in taxable income to you. In addition, if loans taken, including unpaid loan interest, exceed the premiums paid, a policy surrender or lapse will result in a taxable event for you.

TAX RISKS


     The section of this prospectus entitled "Federal Income Tax Considerations" describes a number of tax issues that may arise in connection with the policy. These risks include: (1) the possibility that the Internal Revenue Service ("IRS") may interpret the rules that apply to variable life insurance contracts in a manner that could result in you being treated as the owner of your policy's pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of policy transactions, an SPVUL policy that was originally not a modified endowment contract may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to policy distributions, including loans; (4) the possibility that the policy may not qualify as life insurance under the federal tax law after the insured becomes age 100 and that the owner may be subject to adverse tax consequences at that time; and (5) the potential that corporate ownership of a policy may affect the owner's exposure to the corporate alternative minimum tax.

CHARGES FOR POLICY SURRENDER

     During the first nine years of the policy, surrender charges apply which act as a deterrent to surrendering the policy. SPVUL is designed to be long-term life insurance coverage. It is not suitable as a short-term investment vehicle.

PORTFOLIO RISKS

     A discussion of the risks of allocating Cash Value to each Fund can be found in that Fund's prospectus.

POTENTIALLY HARMFUL TRANSFER ACTIVITY

     This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity (see "Limits on Transfers" for more information). We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

     -- portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective

     -- increased administrative and Fund brokerage expenses

     -- dilution of the interests of long-term investors

     An underlying Fund portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer. (See "Limits on Transfers" for more information on the risks of frequent trading.)

                           TABLE OF FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first set of tables describe the fees and expenses that you will pay at the time you pay a premium, surrender the policy, make a partial withdrawal, or transfer Cash Value between investment options. Note that one Transaction Fees table applies to Series 1 and Series 2 policies, and a separate Transaction Fees table applies to Series 3 policies.

                   TRANSACTION FEES--SERIES 1 AND 2 POLICIES

                 CHARGE                 WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
   Deferred Sales Expense Charge       each Monthly Deduction Day   Guaranteed: 1.00% (as annual percentage of Cash Value)
    (includes charges for Sales        for a 10 year period after   Current: 0.90% (as annual percentage of Cash Value)
    Expenses, State Taxes and Federal     a premium payment is
    Taxes)                                      applied
   Surrender Charge                       surrender or partial      Guaranteed: 9% of the initial single premium(1)
                                        withdrawal in excess of
                                       the Surrender Charge Free
                                        Window in first 9 policy
                                                 years
   Partial Withdrawal Charge             any partial withdrawal     Guaranteed/Current: the lesser of $25 or 2% of the amount
                                                                    withdrawn
   Transfer Fee                                 transfer            Guaranteed: $30 per transfer for each transfer over 12 in a
                                                                    Policy Year
                                                                    Current: no charge
   Living Benefits Rider                 when you exercise the      $150 (one-time)
                                                benefit

(1) In policy years 2 and beyond the percentage applied to calculate the maximum surrender charge is reduced as follows: Policy Year 2 to 8%; Policy Year 3 to 7%; Policy Year 4 to 6%; Policy Year 5 to 5%; Policy Year 6 to 4%; Policy Year 7 to 3%; Policy Year 8 to 2%; Policy Year 9 to 1%; and Policy Years 10 and beyond to 0%.

                      TRANSACTION FEES--SERIES 3 POLICIES


                 CHARGE                 WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
   Premium Taxes                        when premium payment is     Guaranteed: subject to tax law changes
                                         applied, up to age 100
       --  State Taxes                                              Current: 2% of each premium payment
       --  Federal Taxes                                            Current: 1.25% of each premium payment
   Deferred Sales Expense Charge       each Monthly Deduction Day   Guaranteed: 0.50% (as annual percentage of Cash Value)
                                       for a 10 year period after   Current: 0.40% (as annual percentage of Cash Value)
                                          a premium payment is
                                                applied
   Surrender Charge                       surrender or partial      Guaranteed: 7.5% of the initial single premium(1)
                                        withdrawal in excess of
                                         Surrender Charge Free
                                        Window in first 9 policy
                                                 years
   Partial Withdrawal Charge             any partial withdrawal     Guaranteed/Current: the lesser of $25 or 2% of the amount
                                                                    withdrawn
   Transfer Charge                              transfer            Guaranteed: $30 per transfer for each transfer over 12 in a
                                                                    Policy Year may be imposed
                                                                    Current: no charge
   Living Benefits Rider                 when you exercise the      $150 (one-time)
                                                benefit



(1) In Policy Years 2 and beyond the percentage applied to calculate the maximum surrender charge is reduced as follows: Policy Year 2 to 7%; Policy Year 3 to 6.5%; Policy Year 4 to 6%; Policy Year 5 to 5%; Policy Year 6 to 4%; Policy Year 7 to 3%; Policy Year 8 to 2%; Policy Year 9 to 1%; and Policy Years 10 and beyond to 0%.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, excluding the Fund's expenses.
    PERIODIC CHARGES OTHER THAN FUNDS' OPERATING EXPENSES--SERIES 1, 2 AND 3
                                    POLICIES


                                           WHEN CHARGE
                 CHARGE                    IS DEDUCTED                             AMOUNT DEDUCTED
                                  -------------------------------------------------------
   Cost of Insurance Charge(1)             each monthly
                                          deduction day      Guaranteed Maximum: $83.33 per $1,000 of net amount at
                                                             risk(2)
                                                             Guaranteed Minimum: $0.06 per $1,000 of Net Amount at Risk
                                                             Representative insured (female, age 60, preferred risk
                                                             class): $0.41 per $1,000 of Net Amount at Risk
   Mortality and Expense Risk Charge
       --  Series 1                      daily up to age     Guaranteed: 0.80% (as annual % of the average daily assets
                                               100           of each Investment Division)
                                                             Current: 0.50% (as annual % of the average daily assets of each Investment Division)
       --  Series 2 and 3                  each monthly      Guaranteed: 0.80% (as annual % of Cash Value allocated to
                                         deduction day up    Separate Account)
                                            to age 100       Current: 0.50% (as annual % of Cash Value allocated to the
                                                             Separate Account)
   Administrative Charge                   each monthly      Guaranteed: 0.70% of the Cash Value of the policy
                                         deduction day up    Current: 0.60% of the Cash Value of the policy. In Policy
                                            to age 100       Years 4 and beyond, the current monthly administrative
                                                             charge is reduced based on the total cash value of the
                                                             policy as follows:
                                                             CURRENT MONTHLY ADMINISTRATIVE CHARGE FOR POLICY YEARS 4 AND
                                                             BEYOND:
                                                             (AS A PERCENTAGE OF TOTAL CASH VALUE)


                                                                                IF CASH VALUE IS:
                                                                              ----------------------
                                                                              Below $30,000
                                                                              --------------------------------------------------
                                                                              $30,000 to $59,999.99
                                                                              --------------------------------------------------
                                                                              $60,000 to $89,999.99
                                                                              --------------------------------------------------
                                                                              $90,000 to $119,999.99
                                                                              --------------------------------------------------
                                                                              $120,000 to
                                                                              $149,999.99
                                                                              --------------------------------------------------
                                                                              $150,000 to
                                                                              $179,999.99
                                                                              --------------------------------------------------
                                                                              $180,000 to
                                                                              $199,999.99
                                                                              --------------------------------------------------
                                                                              $200,000 or greater

                                       ADMINISTRATIVE CHARGE
                                                                              ----------------------------
                                       0.60%
                                       --------------------------------------------------
                                       0.55%
                                       --------------------------------------------------
                                       0.50%
                                       --------------------------------------------------
                                       0.40%
                                       --------------------------------------------------
                                       0.30%
                                       --------------------------------------------------
                                       0.20%
                                       --------------------------------------------------
                                       0.10%
                                       --------------------------------------------------
                                       0.00%



   Riders
     --  Spouse's Paid-Up Insurance            N/A           No charge
         Purchase Option
   Loan Interest                             monthly         Guaranteed: 8% annually
                                                             Current: 6% annually

(1) This cost varies based on individual characteristics, and the charge shown may not be representative of the charge you will pay. To obtain more information about particular costs of insurance and other charges as they apply to your policy, please contact your Registered Representative.
(2) The Net Amount at Risk is equal to the Life Insurance Benefit minus the Cash Value. See "Life Insurance Benefit Options" for more information.
(3) In policy years 4 and beyond, the current monthly administrative charge is reduced based on the total Cash Value of the policy.

     The next table shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2005. Fund expenses may be higher or lower in the future. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund.


     Fund Annual Operating Expenses (expenses that are deducted from Fund assets)(1)
                           Series 1, 2 and 3 Policies
--------------------------------------------------------------------------------


                                                                    MINIMUM   MAXIMUM
                                                                    -------   -------
      Total Annual Fund Companies' Operating Expenses(2)..........   0.34%     1.66%
                                                                     =====     =====


---------------

(1) Expressed as a percentage of average net assets for the fiscal year ended December 31, 2005. This information is provided by the Funds and their agents, and is based on 2005 expenses and may reflect estimated charges. We have not verified the accuracy of this information.

(2) Expenses that are deducted from Fund Company assets, including management fees, distribution fees, and other expenses.


                              FUND ANNUAL EXPENSES


  -----------------------------------------------------------------------------------------------------------------------
                                                                                           TOTAL FUND
                                                                                             ANNUAL
                                                                          ESTIMATED         EXPENSES          EXPENSE
                                                                          UNDERLYING         (BEFORE           WAIVER
                                ADVISORY    ADMINISTRATION    OTHER     PORTFOLIO FEES       EXPENSE           AND/OR
             FUND                 FEE            FEE         EXPENSES    AND EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS
  -----------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced --
   Initial Class                 0.75%(a)       0.00%         0.25%               N/A         1.00%            0.10%
  MainStay VP Conservative
  Allocation -- Initial Class    0.00%(b)       0.00%         0.41%(c)          0.61%(d)      1.02%            0.16%
  MainStay VP Growth
  Allocation -- Initial Class    0.00%(b)       0.00%         0.66%(c)          0.76%(d)      1.42%            0.41%
  MainStay VP Moderate
  Allocation -- Initial Class    0.00%(b)       0.00%         0.30%(c)          0.65%(d)      0.95%            0.05%
  MainStay VP Moderate Growth
  Allocation -- Initial Class    0.00%(b)       0.00%         0.33%(c)          0.71%(d)      1.04%            0.08%

  ---------------------------  ---------------

                               NET TOTAL FUND
                               ANNUAL EXPENSES
                                AFTER EXPENSE
             FUND              REIMBURSEMENTS
  ---------------------------  ---------------
  MainStay VP Balanced --
   Initial Class                    0.90%
  MainStay VP Conservative
  Allocation -- Initial Class       0.86%
  MainStay VP Growth
  Allocation -- Initial Class       1.01%
  MainStay VP Moderate
  Allocation -- Initial Class       0.90%
  MainStay VP Moderate Growth
  Allocation -- Initial Class       0.96%



(a) NYLIM has agreed to waive fees and/or reimburse the Portfolio for certain expenses so that the Total Operating Expenses do not exceed 0.90% of average daily net assets for Initial Class shares.



(b) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.



(c) "Other Expenses" are based on estimated amounts for the current fiscal year. NYLIM has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses, excluding Underlying Fund expenses, do not exceed 0.25%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

  ------------------------------------------------------------------------------------------------------------------
                                                                                                          TOTAL FUND
                                                                              ADMINISTRATION    OTHER       ANNUAL
                             FUND                             ADVISORY FEES        FEES        EXPENSES   EXPENSE(A)
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value -- Initial Class                       0.60%(c)         0.20%          0.11%       0.91%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond -- Initial Class                              0.25%            0.20%          0.06%       0.51%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation -- Initial Class              0.36%            0.20%          0.05%       0.61%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                                    0.25%            0.20%          0.06%       0.51%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock -- Initial Class                      0.25%            0.20%          0.06%       0.51%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible -- Initial Class                       0.36%            0.20%          0.07%       0.63%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Floating Rate -- Initial Class                     0.60%            0.00%          0.24%       0.84%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Government -- Initial Class                        0.30%            0.20%          0.07%       0.57%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond -- Initial Class         0.30%            0.20%          0.06%       0.56%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth -- Initial Class                   0.50%            0.20%          0.14%       0.84%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity -- Initial Class              0.60%            0.20%          0.12%       0.92%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Large Cap Growth -- Initial Class(b)               0.50%            0.20%          0.10%       0.80%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core -- Initial Class                      0.85%(d)         0.00%          0.09%       0.94%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth -- Initial Class                    0.75%(d)         0.00%          0.07%       0.82%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value -- Initial Class                     0.70%(d)         0.00%          0.06%       0.76%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500(R) Index -- Initial Class                  0.09%(e)         0.20%          0.05%       0.34%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth -- Initial Class                  0.90%(d)         0.00%          0.09%       0.99%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return -- Initial Class                      0.32%            0.20%          0.07%       0.59%
  ------------------------------------------------------------------------------------------------------------------
  MainStay VP Value -- Initial Class                             0.36%            0.20%          0.05%       0.61%
  ------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization -- Class O Shares          0.85%            0.00%          0.06%(f)    0.91%
  ------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio                              0.425%           0.275%         0.22%       0.92%(g)
  ------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth -- Initial Class                  0.75%            0.00%          0.06%       0.81%
  ------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.57%(h)         0.00%          0.09%       0.66%(i)
  ------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-Income -- Initial Class                 0.47%(h)         0.00%          0.09%       0.56%(i)
  ------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced -- Institutional Shares            0.55%(j)         0.00%          0.02%       0.57%
  ------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares                                                                        0.00%          0.01%       0.61%
                                                                0.60%(j)(k)
  ------------------------------------------------------------------------------------------------------------------
  Royce Micro-Cap Portfolio                                      1.25%            0.00%          0.07%       1.32%
  ------------------------------------------------------------------------------------------------------------------
  Royce Small-Cap Portfolio                                      1.00%            0.00%          0.09%       1.09%
  ------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio                          0.85%(m)         0.00%          0.00%       0.85%(n)
  ------------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets                                  1.00%            0.00%          0.17%       1.17%
  ------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity -- Class I              1.25%            0.25%          0.16%       1.66%(l)
  ------------------------------------------------------------------------------------------------------------------



(a) The Fund or its agents provided the fees and charges, which are based on 2005 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.



(b) MainStay VP Large Cap Growth was formerly known as "MainStay VP Growth."



(c) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% up to $250 million and 0.55% in excess of $250 million. NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. With NYLIM's voluntary waiver in effect for the fiscal period ended December 31, 2005, the management fee was 0.55% and Total Portfolio Operating Expenses were 0.86% for Initial Class Shares and 1.11% for Service Class Shares. This waiver may be discontinued at any time without notice.



(d) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.



(e) The Advisory Fee for the Portfolio is an annual percentage of the Fund's daily net assets as follows: 0.10% up to $1 billion and 0.075% in excess of $1 billion.



(f)  Includes Administration Fees.



(g) The Fund or its agents provided the fees and charges which are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(h) The fees designated as "Advisory Fees" reflect "Management Fees".



(i) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for Fidelity(R) VIP Contrafund(R) and 0.55% for Fidelity(R) VIP Equity-Income. These offsets may be discontinued at any time.



(j) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.



(k) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



(l) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.16% and 1.65% respectively.



(m) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



(n) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.

                                  DEFINITIONS

BUSINESS DAY: Day on which the New York Stock Exchange is open for regular trading.

CASH SURRENDER VALUE: The Cash Value, less any applicable surrender charge, loan principal, and accrued loan interest. This is the amount we will pay you if you surrender your policy. See "Surrenders" for more information.

CASH VALUE: The current value of the policy's assets allocated to the Separate Account plus any amount allocated to the Fixed Account.

CASH VALUE ACCUMULATION TEST ("CVAT"): An IRS test to determine whether a Series 3 policy can be considered life insurance. See "Life Insurance Benefit" for more information.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS"): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FACE AMOUNT:  The initial face amount as shown on the Policy Data Page.

FIXED ACCOUNT: The Fixed Account is supported by assets in NYLIAC's General Account. The amount in the Fixed Account earns interest on a daily basis. Interest is credited on each Monthly Deduction Day.

FUND:  An open-end management investment company.

GENERAL ACCOUNT: An account representing all of NYLIAC's assets, liabilities, capital and surplus, income, gains, or losses that are not included in the Separate Account or any other separate account. We allocate any net premium payments you make during the free look period to this account.

GUIDELINE PREMIUM TEST ("GPT"): An IRS test to determine whether a Series 1 or Series 2 policy can be considered life insurance. See "Life Insurance Benefit" for more information.

INVESTMENT DIVISION: A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

IRC:  Internal Revenue Code.

ISSUE DATE:  The date we issue the policy as specified on the Policy Data Page.

LVR: Interactive Voice Response system.


LIFE INSURANCE BENEFIT: The greater of (1) the Face Amount specified in the policy or (2) the Cash Value on the date of death multiplied by a percentage as specified in the policy. Also called the Death Benefit.


MONTHLY DEDUCTION DAY: The date on which we deduct your administrative charge, cost of insurance charge, and any applicable deferred sales expense charges from your policy's Cash Surrender Value and the date on which we deduct the Mortality and Expense Risk charge (for Series 2 and 3) from the Cash Value allocated to the Separate Account. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. However, if we have not received your initial premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the date we receive the initial premium payment. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day.

MORTALITY AND EXPENSE RISK: The risk that the group of lives we have insured under our policies will not live as long as we expect (mortality risk); and the risk that the cost of issuing and administering the policies will be greater than we have estimated (expense risk).

NET AMOUNT AT RISK: The difference between the Life Insurance Benefit and the policy's Cash Value. See "Life Insurance Benefit" for more information.

POLICY DATA PAGE: Page 2 of your policy. The Policy Data Page contains your policy's specifications.

POLICY DATE: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as your Issue Date, unless you request otherwise. Generally, you may not choose a Policy Date that is more than six months before your policy's Issue Date. You can find your Policy Date on the Policy Data Page.

POLICY PROCEEDS: The benefit we will pay to your beneficiary when we receive proof that the insured died while the policy is in effect. It is equal to the Life Insurance Benefit minus any outstanding loans (including any accrued loan interest).

POLICY YEAR: The twelve-month period starting on your Policy Date, and each twelve-month period thereafter.

PRIMARY INSURED:  The person who is insured under the base policy.

SEPARATE ACCOUNT: NYLIAC Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest net premiums that are allocated to the Investment Divisions.

SERIES 1: A policy that NYLIAC offered for sale prior to May 10, 2002. This policy will continue to be offered in approved jurisdictions where neither Series 2 nor Series 3 is yet available for sale.

SERIES 2: A policy for which NYLIAC began accepting applications and premium payments on May 10, 2002 in approved jurisdictions. This policy will continue to be offered in approved jurisdictions where Series 3 is not yet available for sale.

SERIES 3: A policy for which NYLIAC began accepting applications and premium payments on May 16, 2003 in approved jurisdictions.

SURRENDER CHARGE FREE WINDOW: The amount of a surrender or partial withdrawal that is not subject to a surrender charge. In any Policy Year this amount is the greater of 10% of the total premiums paid or 100% of the gain in the policy.

VPSC:  Variable Products Service Center.

VSC: Virtual Service Center. See "How To Reach Us For Policy Services" for more information.

                          MANAGEMENT AND ORGANIZATION

                                    INSURER

           New York Life Insurance and Annuity Corporation ("NYLIAC")
         (a wholly-owned subsidiary of New York Life Insurance Company)
                               51 Madison Avenue
                               New York, NY 10010

                                  YOUR POLICY


     SPVUL is offered by NYLIAC. Policy assets allocated to the Investment Divisions are invested in Variable Universal Life Separate Account-I (the "Separate Account"), which has been in existence since June 4,1993. The Policy has three series (Series 1, Series 2 and Series 3) which offer life insurance protection, a death benefit guarantee (for Series 1 and Series 2 the death benefit guarantee is only available if you pay a single premium based on 100% of the Guideline Single Premium), loans and withdrawals (which may be subject to a surrender charge), and the ability to invest in up to 21 investment options, including the Investment Divisions and a Fixed Account.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Plus Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.


     STATE VARIATIONS Certain provisions of the policies may differ from the general description in this prospectus, and certain riders and options may not be available because of legal requirements or restrictions in your state. See your policy for specific variations, because any such state variations will be included in your policy, or in riders or endorsements attached to your policy. See your registered representative or contact us for specific information that may be applicable to your state. Also, see Appendix B for a summary of state variations.

                           ABOUT THE SEPARATE ACCOUNT


     NYLIAC Variable Universal Life Separate Account-I (the "Separate Account") is a segregated asset account that NYLIAC has established to receive and invest your net premiums. NYLIAC established the Separate Account on June 4, 1993 under the laws of the State of Delaware, in accordance with resolutions set forth by the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). These assets are not subject to the claims of our general creditors. The income, capital gains, and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account without regard to income, capital gains, and capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of NYLIAC's Fixed Account or any other separate account of NYLIAC. The obligations under the policies are obligations of NYLIAC.


     The Separate Account currently consists of 36 Investment Divisions available under the policy. The Investment Divisions invest exclusively in the corresponding Eligible Portfolios of the Funds. The income, capital gains, and capital losses incurred on the assets of an Investment Division are credited to or charged against the assets of that Investment Division, without regard to the income, capital gains or capital losses of any other Investment Division. The Investment Divisions of the Separate Account are designed to provide money to pay benefits under your policy, but they do not guarantee a minimum rate of return or protect against asset depreciation. Their value will fluctuate up and down depending on the performance of the Eligible Portfolios.


                                   OUR RIGHTS

     We may take certain actions relating to our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws including obtaining any required approval of the Securities and Exchange Commission ("SEC") and any other required regulatory approvals. If necessary, we will seek approval of our policyowners.

     Specifically we reserve the right to:

     -- add or remove any Investment Division;
     -- create new separate accounts;
     -- combine the Separate Account with one or more other separate accounts; -- operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;
     -- deregister the Separate Account under the 1940 Act;
     -- manage the Separate Account under the direction of a committee or discharge such committee at any time;
     -- transfer the assets of the Separate Account to one or more other separate accounts;
     -- restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account; and -- change the name of the Separate Account.

THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in our General Account, which includes all of our assets except those assets specifically allocated to separate accounts. These assets are subject to the claims of our general creditors. We can invest the assets of the Fixed Account however we choose, within limits. Your interest in the Fixed Account is not registered under the Securities Act of 1933, as amended (the "1933 Act"), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore, generally, you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account.

HOW TO REACH US FOR POLICY SERVICES

     You can send service requests to us at either of the following Variable Products Service Center ("VPSC") addresses:

NYLIAC                                       NYLIAC
Variable Products Service Center             Variable Products Service Center
Madison Square Station                       51 Madison Avenue
P.O. Box 922                                 Room 651
New York, NY 10159                           New York, NY 10010

     In addition, as described below, you can contact us through the Internet at our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("lVR").

     Faxed requests are not acceptable and will not be honored at any time. Additionally, we will not accept e-mails of imaged, signed service requests, other than those received through our Virtual Service Center that have passed all security protocols to identify the policyowner.

     -- VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM


     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners, trusts that own policies, or to any client whose Personal Identification Number ("PIN") has been disabled.


     To enable you to access the VSC and IVR, we will send you a PIN. With your Social Security Number, the PIN will give you access to both the VSC on our Corporate website, www.newyorklife.com, and the IVR using the toll-free number, 1-800-598-2019. You should protect your PIN and your Social Security Number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     We will use reasonable procedures to make sure that the instructions we receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received through the IVR or the VSC that we believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if a policy is jointly owned. Transfer and loan requests received after 4:00 p.m. (Eastern Time) on a Business Day, or on a non-Business Day, will be priced as of the next Business Day. We may revoke VSC and IVR privileges for certain policyowners. (See "Limits on Transfers".)


     We make the VSC and IVR available at our discretion. In addition, availability of the VSC or IVR may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.


     -- VSC

     The VSC is available Monday through Saturday from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:

     - e-mail your registered representative or the Variable Products Service Center;

     - obtain current policy values;

     - transfer assets between investment options;

     - change the allocation of future premium payments;

     - reset your PIN;

     - change your address; and

     - obtain service forms.

      --  IVR

     The IVR is available 24 hours a day, seven days a week. Calls may be recorded for your protection.

     The IVR enables you to:

     - obtain current policy values;

     - transfer assets between investment options;

     - change the allocation of future premium payments;

     - request a loan on your policy; and

     - speak with one of our Customer Service Representatives Monday through Friday from 9:00 a.m. to 6:00 p.m. (Eastern Time).

     By completing a Telephone Request Form, you can authorize a third party to access your policy information, and to make fund transfers, allocation changes, and other permitted transactions through a Customer Service Representative. The Customer Service Representative will require certain identifying information (e.g., Social Security Number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized.

     All NYLIAC requirements must be met in order for us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, we will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform New York Life or NYLIAC of an address change so that you can receive important statements.

     NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

FUNDS AND ELIGIBLE PORTFOLIOS


     The Portfolios of each Fund eligible for investment, along with their advisers and investment objectives, are listed in the following table. For more information about each of these Portfolios, please read the prospectuses, found at the end of the policy's prospectus. The Fund's prospectus should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services we provide with respect to the Eligible Portfolios and their availability through the policies. The amounts we receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


------------------------------------------------------------------------------------------------------------------------
                   FUND                                INVESTMENT ADVISER                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
 MainStay VP Series Fund, Inc.:                Adviser: New York Life Investment
                                                    Management LLC ("NYLIM")
  --MainStay VP Balanced--                             Subadviser: NYLIM               - Seeks high total return.
    Initial Class
  --MainStay VP Basic Value--                 Subadviser: The Dreyfus Corporation      - Capital appreciation.
    Initial Class                                         ("Dreyfus")
  --MainStay VP Bond--                                       NYLIM                     - Seeks highest income over the
    Initial Class                                                                      long term consistent with
                                                                                         preservation of principal.
  --MainStay VP Capital Appreciation--     Subadviser: MacKay Shields LLC ("MacKay")   - Seeks long-term growth of
    Initial Class                                                                      capital. Divided income, if any,
                                                                                         is an incidental consideration.
  --MainStay VP Cash Management                        Subadviser: MacKay              - Seeks as high a level of
                                                                                       current income as is considered
                                                                                         consistent with the
                                                                                         preservation of capital and
                                                                                         liquidity.
  --MainStay VP Common Stock--                               NYLIM                     - Seeks long-term growth of
    Initial Class                                                                      capital, with income as a
                                                                                         secondary consideration.
  --MainStay VP Conservative                                 NYLIM                     - Seeks current income and,
    Allocation--Initial Class                                                            secondarily, long-term growth
                                                                                         of capital.
  --MainStay VP Convertible--                          Subadviser: MacKay              - Seeks capital appreciation
    Initial Class                                                                      together with current income.
  --MainStay VP Floating Rate--                        Subadviser: NYLIM               - Seeks to provide high current
    Initial Class                                                                        income.
  --MainStay VP Government--                           Subadviser: MacKay              - Seeks a high level of current
    Initial Class                                                                        income, consistent with safety
                                                                                         of principal.
  --MainStay VP Growth Allocation--                          NYLIM                     - Seeks long-term growth of
    Initial Class                                                                        capital.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                   FUND                                INVESTMENT ADVISER                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.
  (continued):
  --MainStay VP High Yield Corporate                   Subadviser: MacKay              - Maximize current income through
    Bond--Initial Class                                                                  investment in a diversified
                                                                                         portfolio of high yield, high
                                                                                         risk debt securities which are
                                                                                         ordinarily in the lower rating
                                                                                         categories of recognized rating
                                                                                         agencies (that is rated Baa to
                                                                                         B by Moody's or BBB to B by
                                                                                         S&P). Capital appreciation is a
                                                                                         secondary objective.
  --MainStay VP Income & Growth--           Subadviser: American Century Investment    - Dividend growth, current
    Initial Class                                       Management, Inc.               income, and capital appreciation.
    (formerly, MainStay VP American
    Century Income Growth--Initial Class)
  --MainStay VP International Equity--                 Subadviser: MacKay              - Seeks long-term growth of
    Initial Class                                                                      capital by investing in a
                                                                                         portfolio consisting primarily
                                                                                         of non-U.S. equity securities.
                                                                                         Current income is a secondary
                                                                                         objective.
  --MainStay VP Large Cap Growth--           Subadviser: Winslow Capital Management    - Seeks to invest, under normal
    Initial Class                                             Inc.                       circumstances, at least 80% of
    (formerly, MainStay VP Growth--                                                      its assets (net assets plus the
    Initial Class)                                                                       amount of any borrowing for
                                                                                         investment purposes) in large
                                                                                         capitalization equity
                                                                                         securities.
  --MainStay VP Mid Cap Core--                               NYLIM                     - Seeks long-term growth of
    Initial Class                                                                      capital by investing primarily in
                                                                                         common stocks of U.S. companies
                                                                                         with market capitalizations
                                                                                         similar to those companies in
                                                                                         the Russell Midcap(R) Index.
  --MainStay VP Mid Cap Growth--                       Subadviser: MacKay              - Seeks long-term growth of
    Initial Class                                                                      capital by investing primarily in
                                                                                         common stocks of U.S. companies
                                                                                         with market capitalizations
                                                                                         similar to those companies in
                                                                                         the S&P Mid Cap 400(R) Index.
  --MainStay VP Mid Cap Value--                        Subadviser: MacKay              - Realize maximum long-term total
    Initial Class                                                                        return from a combination of
                                                                                         capital appreciation and
                                                                                         income.
  --MainStay VP Moderate                                     NYLIM                     - Seeks long-term growth of
    Allocation--Initial Class                                                          capital and, secondarily, current
                                                                                         income.
  --MainStay VP Moderate Growth                              NYLIM                     - Seeks long-term growth of
    Allocation--Initial Class                                                          capital and, secondarily, current
                                                                                         income.
  --MainStay VP S&P 500 Index--                              NYLIM                     - Seeks to provide investment
    Initial Class                                                                      results that correspond to the
                                                                                         total return performance (and
                                                                                         reflect reinvestment of
                                                                                         dividends) of publicly traded
                                                                                         common stocks represented by
                                                                                         the S&P 500(R) Index.
  --MainStay VP Small Cap Growth--                     Subadviser: MacKay              - Seeks long-term capital
    Initial Class                                                                      appreciation by investing
                                                                                         primarily in equities of
                                                                                         companies with market
                                                                                         capitalizations similar to
                                                                                         those companies in the Russell
                                                                                         2000(R) Index.
  --MainStay VP Total Return--                         Subadviser: MacKay              - Seeks current income consistent
    Initial Class                                                                        with reasonable opportunity for
                                                                                         future growth of capital and
                                                                                         income.
  --MainStay VP Value--                                Subadviser: MacKay              - Realize maximum long-term total
    Initial Class                                                                        return from a combination of
                                                                                         capital growth and income.
------------------------------------------------------------------------------------------------------------------------
 The Alger American Fund:
  --Alger American Small                          Fred Alger Management, Inc.          - Long-term capital appreciation
    Capitalization--Class O Shares                                                     by focusing on small,
                                                                                         fast-growing companies that
                                                                                         offer innovative products,
                                                                                         services or technologies to a
                                                                                         rapidly expanding marketplace.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                   FUND                                INVESTMENT ADVISER                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
 Calvert Variable Series, Inc.:
  --Calvert Social Balanced Portfolio      Adviser: Calvert Asset Management Company,  - CVS Social Balanced seeks to
                                                              Inc.                       achieve a competitive total
                                            Subadvisers: SsgA Funds Management, Inc.     return through an actively
                                                  New Amsterdam Partners, LLC            managed Portfolio of stocks,
                                                                                         bonds and money market
                                                                                         instruments which offer income
                                                                                         and capital growth opportunity
                                                                                         and which satisfy the
                                                                                         investment and social criteria.
------------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios:
  --Dreyfus IP Technology Growth--                  The Dreyfus Corporation            - The Portfolio seeks capital
    Initial Shares                                                                       appreciation. To pursue this
                                                                                         goal, the Portfolio normally
                                                                                         invests at least 80% of its
                                                                                         assets in the stocks of growth
                                                                                         companies of any size that
                                                                                         Dreyfus believes to be leading
                                                                                         producers or beneficiaries of
                                                                                         technological innovation.
------------------------------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products
 Fund:
  --Fidelity(R) VIP Contrafund(R)--         Adviser: Fidelity Management & Research    - Seeks long-term capital
    Initial Class                                            Company                     appreciation.
                                              Subadvisers: FMR Co., Inc. ("FMRC")
                                            Fidelity Management & Research (UK) Inc.
                                           Fidelity Management & Research (Far East)
                                                              Inc.
                                               Fidelity Investments Japan Limited
  --Fidelity(R) VIP Equity-Income--                     Subadviser: FMRC               - Seeks reasonable income by
    Initial Class                                                                        investing primarily in income-
                                                                                         producing equity securities. In
                                                                                         choosing these securities, the
                                                                                         Fund will also consider the
                                                                                         potential for capital
                                                                                         appreciation. The fund's goal
                                                                                         is to achieve a yield which
                                                                                         exceeds the composite yield on
                                                                                         the securities comprising the
                                                                                         S&P 500--Registered
                                                                                         Trademark--.
------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
  --Janus Aspen Series Balanced--                 Janus Capital Management LLC         - Long-term capital growth,
    Institutional Shares                                                               consistent with the preservation
                                                                                         of capital and balanced by
                                                                                         current income.
  --Janus Aspen Series Worldwide                                                       - Long-term growth of capital in
    Growth--Institutional Shares                                                       a manner consistent with the
                                                                                         preservation of capital.
------------------------------------------------------------------------------------------------------------------------
 Royce Capital Fund:
  --Royce Micro-Cap Portfolio                       Royce & Associates, LLC            - Seeks long-term growth of
                                                                                         capital.
  --Royce Small-Cap Portfolio                                                          - Seeks long-term growth of
                                                                                       capital by investing primarily in
                                                                                         equity securities issued by
                                                                                         small companies.
------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Series, Inc.:
  --T. Rowe Price Equity Income Portfolio        T. Rowe Price Associates, Inc.        - Seeks to provide substantial
                                                                                         dividend income and also
                                                                                         long-term capital appreciation
                                                                                         through investments in common
                                                                                         stocks of established
                                                                                         companies.
------------------------------------------------------------------------------------------------------------------------
 Van Eck Worldwide Insurance Trust
  --Van Eck Worldwide Hard Assets                Van Eck Associates Corporation        - Long term capital appreciation
                                                                                       by investing globally, primarily
                                                                                         in "hard asset securities" such
                                                                                         as energy, forest products,
                                                                                         real estate, and precious and
                                                                                         industrial metals. Income is a
                                                                                         secondary consideration.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                   FUND                                INVESTMENT ADVISER                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
  --Van Kampen UIF Emerging Markets                       Van Kampen*                  - Long-term capital appreciation
    Equity--Class I                                                                    by investing primarily in growth-
                                                                                         oriented equity securities of
                                                                                         companies in emerging market
                                                                                         countries.
------------------------------------------------------------------------------------------------------------------------


* Morgan Stanley Investment Management, Inc., the investment adviser to the UIF Portfolios, does business in certain instances using the name "Van Kampen."

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     The Investment Divisions invest in the corresponding Eligible Portfolios. You can allocate net premium payment or transfer Cash Value to a maximum of 21 investment options from among the 36 Investment Divisions and/or the Fixed Account.



     The Investment Divisions offered through the SPVUL policy, described in this prospectus and the SAI, are different and may have different investment performance from mutual funds that may have similar names, the same adviser, the same investment objective and policies and similar portfolio securities.


INVESTMENT RETURN

     The investment return of your policy is based on the accumulation units you have in each Investment Division of the Separate Account, the amount you have in the Fixed Account, the investment experience of each Investment Division as measured by its actual net rate of return, and the interest rate we credit on the amount you have in the Fixed Account.

     The investment experience of an Investment Division of the Separate Account reflects increases or decreases in the net asset value of the shares of the corresponding Eligible Portfolio, any dividend or capital gains distributions, and any charges against the assets of the Investment Division. We determine this investment experience from the end of one valuation day to the end of the next valuation day.

     We will credit any amounts in the Fixed Account with a fixed interest rate that we declare periodically, in advance, and at our sole discretion. This rate will never be less than an annual rate of 3%. We may credit different interest rates to loaned and unloaned amounts in the Fixed Account. All net premiums applied to, and amounts transferred to, the Fixed Account, receive the loaned amount rate or the unloaned amount rate in effect at that time. Interest accrues daily and is credited on each Monthly Deduction Day.

VOTING

     We will vote the shares held in the Investment Divisions of the Separate Account of the Eligible Portfolios at any regular and special shareholder meetings of the Funds. We will vote these shares according to the instructions we receive from our policyowners who have invested their premiums in

Investment Divisions that invest in the Fund holding the meeting. However, if the law changes to allow us to vote the shares in our own right, we may decide to do so.

     While your policy is in effect, you can provide voting instructions to us for each Investment Division in which you have assets. The number of votes you are entitled to will be determined by dividing the units you have invested in an Investment Division by the net asset value per unit for the Eligible Portfolio underlying that Investment Division.

     We will determine the number of votes you are entitled to on the date established by the underlying Fund for determining shareholders that are eligible to vote at the meeting of the relevant Fund. We will send you written voting instructions prior to the meeting according to the procedures established by the Fund. We will send proxy material, reports, and other materials relating to the Fund to each person having a voting interest.

     We will vote the Fund shares for which we do not receive timely instructions in the same proportion as the shares for which we receive timely voting instructions. We will use voting instructions to abstain from voting on an item to reduce the number of votes eligible to be cast.

                       CHARGES ASSOCIATED WITH THE POLICY


     As with all life insurance policies, certain charges apply. The following is a summary explanation of these charges. (See "Additional Information About Charges" in the SAl for more information.)


                                  LOAN CHARGES

     We currently charge an effective annual loan interest rate of 6.00%. We may increase or decrease this rate but we guarantee that the rate will never exceed 8.00%. For Series 1 and 2 policies when you request a loan, a transfer of funds will be made from the Separate Account to the Fixed Account so that the Cash Value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans, including accrued loan interest. This percentage will change in accordance with changes in the loan interest rate, but will never exceed 108%. For Series 3 policies, we will transfer an amount so that the Cash Value in the Fixed Account is at least 100% of the requested loan plus any outstanding loans, including accrued loan interest.

     When you take a loan against your policy, the loaned amount we hold in the Fixed Account may earn interest at a different rate from the rate we charge you for loan interest. For the first ten Policy Years, the rate we currently credit on loaned amounts is 1.00% less than the rate we charge for loan interest. Beginning in the eleventh Policy Year, the rate we currently credit on loaned amounts is 0.50% less than the rate we charge for loan interest. The rate we credit on loaned amounts will never be less than 2.00% less than the rate we charge for policy loans. We guarantee that the interest rate we credit on loaned amounts will always be at least 3%. (See "Loans" for more information.)

                            DEDUCTIONS FROM PREMIUMS

     For Series 1 and 2 policies, there are no deductions from premiums. For Series 3 policies, when we receive a premium payment from you, we will deduct a state tax charge, and a federal tax charge.

STATE TAX CHARGE

     -- For Series 3 policies, we currently deduct 2% of each premium payment you make, or $20 per $1,000 of premium, as a state tax charge. We may increase this charge to reflect changes in applicable law.

FEDERAL TAX CHARGE

     -- For Series 3 policies, we currently deduct 1.25% of each premium payment you make, or $12.50 per $1,000 of premium, as a federal tax charge. We may increase this charge to reflect changes in applicable law.

       DEDUCTIONS FROM CASH SURRENDER VALUE AND FROM THE SEPARATE ACCOUNT

     Each Monthly Deduction Day, we will deduct from your policy's Cash Surrender Value the deferred sales expense charge, an administrative charge, a cost of insurance charge, and, for Series 2 and 3 policies, a Mortality and Expense Risk charge from the Investment Divisions of the Separate Account. In addition, for Series 1 policies, each day we deduct a Mortality and Expense Risk charge from the Cash Value allocated to the Separate Account. If you have elected the Expense Allocation feature, the policy charges will be deducted according to those instructions.

     The first Monthly Deduction Day will be the monthly anniversary of your Policy Date on or following the Issue Date. However, if we have not received your initial premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary on or following the date we receive the initial premium payment. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day.

DEFERRED SALES EXPENSE CHARGE

     The deferred sales expense charge is deducted on each Monthly Deduction Day for 10 years following a premium payment.

     For Series 1 and 2 policies, the deferred sales expense charge is comprised of the sales expense charge, a state tax charge, and a federal tax charge.

     -- Sales Expense Charge--We currently deduct 0.40% of the Cash Value, or $4 per $1,000 of Cash Value, as a sales expense charge. We may increase this charge, however, we guarantee that the sales expense charge combined with the state tax charge and the federal tax charge will never exceed 1.00% of Cash Value.

     -- State Tax Charge--We currently deduct 0.30% of the Cash Value, or $3 per
        $1,000 of Cash Value, as a state tax charge. We may increase this charge to reflect changes in the applicable law. However, we guarantee that the state tax charge combined with the sales expense charge and federal tax charge will never exceed 1.00% of Cash Value.

     -- Federal Tax Charge--We currently deduct 0.20% of the Cash Value, or $2 per $1,000 of Cash Value, as a federal tax charge. We may increase this charge to reflect changes in the applicable law. However, we guarantee that the federal tax charge combined with the sales expense charge and the state tax charge will never exceed 1.00% of Cash Value.

     For Series 3 policies, the deferred sales expense charge is equal to 0.40%, or $4 per $1,000, as an annual percentage of the policy's Cash Value.

MONTHLY ADMINISTRATIVE CHARGE

     On each Monthly Deduction Day, we will deduct a monthly administrative charge to cover our costs for providing certain administrative services, including premium collection, record-keeping, processing claims, and communicating with policyowners.

     Currently, we deduct a monthly administrative charge equal to 0.60% of the Cash Value for the first three policy years. Starting in Policy Year four, this charge is reduced based on the Cash Value as specified in the table below. While we can change the monthly administrative charge at any time, we guarantee that we will never charge you more than 0.70% of the Cash Value of the policy.

      CURRENT MONTHLY ADMINISTRATIVE CHARGE FOR POLICY YEARS 4 AND BEYOND:
                     (AS A PERCENTAGE OF TOTAL CASH VALUE)

-------------------------------------------------------------------------------------------------
               IF CASH VALUE IS:                              ADMINISTRATIVE CHARGE
-------------------------------------------------------------------------------------------------

    Below $30,000                                                     0.60%
-------------------------------------------------------------------------------------------------

    $30,000 to $59,999.99                                             0.55%
-------------------------------------------------------------------------------------------------

    $60,000 to $89,999.99                                             0.50%
-------------------------------------------------------------------------------------------------

    $90,000 to $119,999.99                                            0.40%
-------------------------------------------------------------------------------------------------

    $120,000 to $149,999.99                                           0.30%
-------------------------------------------------------------------------------------------------

    $150,000 to $179,999.99                                           0.20%
-------------------------------------------------------------------------------------------------

    $180,000 to $199,999.99                                           0.10%
-------------------------------------------------------------------------------------------------

    $200,000 or greater                                               0.00%
-------------------------------------------------------------------------------------------------

COST OF INSURANCE CHARGE

     Each Monthly Deduction Day, we deduct a charge from the Cash Surrender Value for the cost of providing a Life Insurance Benefit to you each month. This charge is equal to the Net Amount at Risk multiplied by a monthly cost of insurance rate. The Net Amount at Risk is equal to the difference between the policy's Life Insurance Benefit and its Cash Value. The Life Insurance Benefit is equal to the policy's Face Amount. The Cash Value varies based on the performance of the Investment Divisions selected, outstanding loans (including loan interest), charges, and premium payments.

     We determine the monthly cost of insurance based upon our underwriting of your policy. This determination is based on the insured's current insurance age, gender, underwriting class, and Policy Year. Changes to the monthly cost of insurance rates will be based on changes in future expectations of such factors as mortality, investment income, expenses, and persistency. The cost of insurance rates will never exceed the guaranteed maximum cost of insurance rates for your policy. We base the guaranteed rates for policies that provide coverage for insureds in substandard underwriting classes on higher rates than for standard or better underwriting classes. If the insured is age 17 or younger when the policy is issued, we base the guaranteed rates on the 1980 Commissioner's Standard Ordinary Mortality Table. If the insured is age 18 or older when the policy is issued and is a standard or better underwriting class, we base the guaranteed rates on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables appropriate to the insured's underwriting class.

MORTALITY AND EXPENSE RISK CHARGE

SERIES 1 POLICIES

     -- Current--We currently deduct a daily Mortality and Expense Risk charge from Cash Value allocated to the Separate Account that is equal to an annual rate of 0.50%, or $5 per $1000, of the average daily net asset value of each Investment Division.

     -- Guaranteed Maximum--We guarantee that the Mortality and Expense Risk charge will never exceed an annual rate of 0.80%, or $8 per $1000, of the average daily net asset value of each Investment Division.

SERIES 2 AND 3 POLICIES

     -- Current-- We currently deduct a monthly Mortality and Expense Risk charge from the Cash Surrender Value that is equal to an annual rate of 0.50%, or $5 per $1000, of the Cash Value in the Separate Account.

     -- Guaranteed Maximum-- We guarantee that the monthly Mortality and Expense
        Risk charge will never exceed an annual rate of 0.80%, or $8 per $1000, of the Cash Value in the Separate Account.

EXPENSE ALLOCATION

     With the Expense Allocation feature, you choose how to allocate certain policy expenses. These include monthly cost of insurance, the monthly administrative charge, and for Series 2 and 3 policies, a Mortality and Expense Risk Charge. You can instruct us at the time of the application and any time thereafter to have expenses deducted from the MainStay VP Cash Management Investment Division, the Fixed Account, or a combination of both.

     If the values in the MainStay VP Cash Management Investment Division and/or the Fixed Account are insufficient to pay these charges, we will deduct as much of the charges as possible from these allocation alternatives. The remainder of the charges will be deducted proportionately from each of the Investment Divisions. If you do not instruct us as to how you would like the expenses allocated, these charges will be deducted proportionately from each of the Investment Divisions and any unloaned amount in the Fixed Account.

CHARGES FOR FEDERAL INCOME TAXES

     We do not currently deduct a charge for federal income taxes from the Investment Divisions, although we may do so in the future to reflect possible changes in the law.

FUND CHARGES

     Each Investment Division of the Separate Account purchases shares of the corresponding Portfolio at the net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio by that Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy and may vary from year to year. These fees and expenses are described in the Funds' prospectuses. See "Fund Annual Expenses" for more information.

                              TRANSACTION CHARGES

SURRENDER CHARGES

     The surrender charge is in addition to the sales expense charge. If you surrender your policy during the first nine Policy Years, we will deduct a surrender charge. The surrender charge will be assessed on the amount of Cash Value withdrawn that is in excess of the Surrender Charge Free Window. The Surrender Charge Free Window is the greater of 10% of the initial single premium or 100% of the gain in the policy. The charge will never be greater than the maximum surrender charges shown on the Policy Data Page.

     For example, a male insured aged 55, preferred class, with a single premium of $30,000, would pay a charge of $2,487.08 for a Series 1 policy, $2,487.20 for a Series 2 policy, and $2,013.15 for a Series 3 policy if he surrenders his policy at the end of the first Policy Year, calculated as follows:

Series 1 (Cash Value at time of surrender = $30,634.18)

     Step 1: Calculate the Surrender Charge Free Window as the greater of:

             10% of the Initial Single Premium ($30,000) = 3,000, or
             100% of the gain in the policy = $30,634.18 - $30,000 = $634.18

             Surrender Charge Free Window = $3,000

     Step 2: Calculate the amount of the Cash Value upon which the surrender charge will be assessed as the:

             Cash Value - Surrender Charge Free Window
             $30,634.18 - $3,000 = 27,634.18

     Step 3: Calculate the amount of the surrender charge by multiplying the result in Step 2 by the applicable percentage as specified on the Policy Data Page:

             $27,634.18 x 9% = $2,487.08

Series 2 (Cash Value at time of surrender = $30,635.52)

     Step 1: Calculate the Surrender Charge Free Window as the greater of:

             10% of the Initial Single Premium ($30,000) = 3,000, or
             100% of the gain in the policy = $30,635.52 - $30,000 = $635.52

             Surrender Charge Free Window = $3,000

     Step 2: Calculate the amount of the Cash Value upon which the surrender charge will be assessed as the:

             Cash Value - Surrender Charge Free Window
             $30,635.52 - $3,000 = 27,635.52

     Step 3: Calculate the amount of the surrender charge by multiplying the result in Step 2 by the applicable percentage as specified on the Policy Data Page:

             $27,635.52 x 9% = $2,487.20

Series 3 (Cash Value at time of surrender = $29,842.02)

     Step 1: Calculate the Surrender Charge Free Window as the greater of:

             10% of the Initial Single Premium ($30,000) = 3,000, or
             100% of the gain in the policy = $29,842.02 - $30,000 = ($157.98)

             Surrender Charge Free Window = $3,000

     Step 2: Calculate the amount of the Cash Value upon which the surrender charge will be assessed as the:

             Cash Value - Surrender Charge Free Window
             $29,842.02 - $3,000 = 26,842.02

     Step 3: Calculate the amount of the surrender charge by multiplying the result in Step 2 by the applicable percentage as specified on the Policy Data Page:

             $26,842.02 x 7.5% = $2,013.15

     If the policy remains in force, no charge is assessed. Surrender charges also apply to partial withdrawals, in excess of the Surrender Charge Free Window, that are taken from the policy.

PARTIAL WITHDRAWAL CHARGE

     When you make a partial withdrawal, we will deduct a fee for processing the partial withdrawal. This fee will not exceed the lesser of $25 or 2% of the amount withdrawn.

TRANSFER CHARGE

     We currently do not charge for transfers made between Investment Divisions. However, we have a right to charge $30 per transfer for any transfer in excess of 12 in a Policy Year.

EXERCISE OF LIVING BENEFITS RIDER

     A one-time charge will apply if you exercise the Living Benefits Rider.

                           DESCRIPTION OF THE POLICY

                                  THE PARTIES


     There are three important parties to the policy: the POLICYOWNER, the PRIMARY INSURED, and the BENEFICIARY. One individual can have one or more of these roles. Each party plays an important role.


POLICYOWNER: This person or entity can purchase and surrender a policy, and can make changes to it, such as:

     -- add/delete riders

     -- change the beneficiary

     -- change underlying investment options

     -- take a loan against or take a partial withdrawal from the Cash Surrender value of the policy


     The current policyowner has the right to transfer ownership to another party/entity. The person having the right to transfer the ownership of the policy must do so by using the Company's approved "Transfer of Ownership" form in effect at the time of the request. When the Company records the change, it will take effect as of the date the form was signed, subject to any payment made or other action taken by the Company before recording. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who becomes the owner of an existing account. This means the new owner will be required to provide their name, address, date of birth, and other identifying information. A transfer of ownership request on any variable product requires that the new owner(s) submit financial and suitability information as well.



INSURED: This individual's personal information determines the cost of the life insurance coverage. The policyowner also may be the insured.



BENEFICIARY: This person (persons) receives the Policy Proceeds at the time of the Insured's death. The beneficiary is the person(s) or entity(ies) the policyowner specifies on our records to receive the Policy Proceeds. The policyowner can name his or her estate as the beneficiary.

                                   THE POLICY


     The policy provides life insurance protection on the named Primary Insured, and pays Policy Proceeds when that insured dies while the policy is in effect. The policy offers: (1) permanent life insurance protection; (2) access to the policy's Cash Surrender Value through loans and partial withdrawal privileges (within limits); (3) a death benefit guarantee (for Series 1 and 2 policies the death benefit guarantee exists only if your initial premium is based on 100% of the guideline single premium); (4) additional benefits through the use of optional riders; and (5) a selection of premium and expense allocation options, consisting of 36 Investment Divisions and a Fixed Account with a guaranteed minimum interest rate.


     We will pay the designated beneficiary the Policy Proceeds if the policy is still in effect when the Insured dies. Your policy will stay in effect as long as the Cash Surrender Value of your policy is sufficient to pay your policy's monthly deductions.

     The Life Insurance Benefit is equal to the Face Amount of your policy or the Cash Value multiplied by a percentage as specified in your policy.

HOW THE POLICY IS AVAILABLE

     SPVUL is available as a Non-Qualified policy only.

POLICY PREMIUMS

     When you purchase an SPVUL policy you pay an initial single premium payment. If you choose to pay additional premium payments we may increase the Life Insurance Benefit under the policy to meet federal tax requirements. We reserve the right to refuse any additional premium payments that violate federal tax requirements. Other than the initial premium, there are no required premium payments. However, you may be required to make additional premium payments to keep your policy from lapsing if the death benefit guarantee is not in effect. You can also pay additional premiums if you decide you do not want the death benefit guarantee invoked. (See "Premiums" for more information.)

                                   CASH VALUE

     The Cash Value of this policy at any time is equal to the total value of your policy's accumulation units in the Separate Account and any amount in the Fixed Account. This amount is allocated based on the instructions you give us. A number of factors affect your policy's Cash Value, including, but not limited to:

     -- the amount and frequency of the premium payments;

     -- the investment experience of the Investment Divisions you choose;

     -- the interest credited on the amount in the Fixed Account;

     -- the amount of any partial withdrawals you make (including any charges you incur as a result of a withdrawal); and

     -- the amount of charges we deduct.

     The Cash Value is not necessarily the amount you receive when you surrender your policy. See "Partial Withdrawals and Surrenders" for details about surrendering your policy.

INVESTMENT DIVISIONS AND THE FIXED ACCOUNT


     The balance of your premium payment, after we deduct any applicable premium charges, is called your net premium. We allocate your net premium among the available Investment Divisions that you select (See "Funds and Eligible Portfolios" for a list of available Investment Divisions) and the Fixed Account, based on your instructions. You can allocate your net premium to a maximum of 21 investment options from among the 36 Investment Divisions and/or the Fixed Account.

AMOUNT IN THE SEPARATE ACCOUNT

     We use the amount allocated to an Investment Division to purchase accumulation units within that Investment Division. We redeem accumulation units from an Investment Division when amounts are loaned, withdrawn, transferred, surrendered or deducted for charges or loan interest. We calculate the number of accumulation units purchased or redeemed in an Investment Division by dividing the dollar amount of the transaction by the Investment Division's accumulation unit value. On any given day, the amount you have in the Separate Account is the value of the accumulation units you have in all of the Investment Divisions of the Separate Account. The value of the accumulation units you have in a given Investment Division equals the current accumulation unit value for the Investment Division multiplied by the number of accumulation units you hold in that Investment Division.

     We determine accumulation unit values for the Investment Divisions as of the end of each valuation day. A "valuation day" is any day the New York Stock Exchange is open for regular trading.

AMOUNT IN THE FIXED ACCOUNT

     You can choose to allocate all or part of your net premium payment(s) to the Fixed Account. The amount you have in the Fixed Account equals:

          (1) the sum of the net premium payments you have allocated to the Fixed Account;

     plus (2) any transfers you have made from the Separate Account to the Fixed
              Account;

     plus (3) any interest credited to the Fixed Account;

     less (4) any amounts you have withdrawn from the Fixed Account;

     less (5) any charges we have deducted from the Fixed Account;

     less (6) any transfers you have made from the Fixed Account to the Separate
              Account.

TRANSFERS AMONG INVESTMENT DIVISIONS AND THE FIXED ACCOUNT


     You can transfer all or part of the Cash Value of your policy: (1) from the Fixed Account to the Investment Divisions of the Separate Account, (2) from the Investment Divisions of the Separate Account to the Fixed Account, or (3) among the Investment Divisions in the Separate Account. You can allocate Cash Value to a maximum of 21 investment options from among the 36 Investment Divisions and/or the Fixed Account.


     You can request a transfer under the following conditions:

     -- Maximum Transfer-The maximum amount you can transfer from the Fixed
        Account to the Investment Divisions during any Policy Year is the greater of (i) 20% of the amount in the Fixed Account at the beginning of the Policy Year or (ii) $5000.

        During any period when the interest rate credited on the amount in the Fixed Account is equal to 3%, the maximum amount you can transfer to the Fixed Account during any Policy Year is the greater of (i) 20% of the total amount in the Investment Divisions at the beginning of the Policy Year or (ii) $5000. However, this limit will not apply if the insured was age 65 or older on the most recent policy anniversary. If you have exceeded the transfer limit in any Policy Year that the limit becomes effective, you cannot make any additional transfers to the Fixed Account during that Policy Year while the limit remains in effect. We will count transfers made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options as transfers toward these maximum limits.

     -- Minimum Transfer-The minimum amount that you can transfer from an Investment Division or the Fixed Account is the lesser of (i) $500 or
        (ii) the total amount in the Investment Division or the Fixed Account.

     -- Minimum Remaining Value-If a transfer will cause the amount you have in an Investment Division or the Fixed Account to be less than $500, we will transfer the entire amount in the Investment Division and/or Fixed Account you have chosen.

LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers-This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

     -- reject a transfer request from you or from any person acting on your behalf

     -- restrict the method of making a transfer

     -- charge you for any redemption fee imposed by an underlying Fund

     -- limit the dollar amount, frequency or number of transfers.


     Currently, if you or someone acting on your behalf requests EITHER IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in our sole discretion, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that exceeds either of these limits, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when we take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, we reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

     We apply our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers-Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     -- We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

     -- Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     -- (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.


        (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowners transactions on individual policyowner transfer activity.


     -- Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     -- Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

     (1) an adverse effect on portfolio management, such as:

                a) impeding a portfolio manager's ability to sustain an investment objective;

                b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

     (2) increased administrative and Fund brokerage expenses.

     (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     -- Transfer Charge: We may impose a charge of up to $30 per transfer for each transfer after the first twelve in any Policy Year. We will deduct this charge from amounts in the Investment Divisions and amounts not held as collateral for a loan in the Fixed Account in proportion to amounts in these investment options. We will not count any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options as a transfer toward the twelve transfer limit.

     -- How to request a transfer:

     (1) submit your request in writing on a form we approve to the Variable Products Service Center ("VPSC") at: Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing);

     (2) use the Interactive Voice Response system at 800-598-2019;

     (3) speak to a customer service representative at 800-598-2019 on Business Days between the hours of 9:00 am and 6:00 pm Eastern Time; or

     (4) make your request through the Virtual Service Center.

     Faxed requests are not acceptable and will not be honored at any time.

     Transfer requests received after 4:00 pm Eastern Time on a Business Day, or received on a non-Business Day, will be priced as of the next Business Day. (See "How to Reach Us for Policy Services" for more information.)

ADDITIONAL BENEFITS THROUGH RIDERS

     You can apply for additional benefits at any time (subject to age restrictions) by selecting one or both of the following riders:

     -- LIVING BENEFITS RIDER (ALSO KNOWN AS ACCELERATED BENEFITS RIDER IN MOST
        JURISDICTIONS): Under this rider, if the insured has a life expectancy of 12 months or less, you can request a portion or all of the Policy Proceeds as an accelerated Death Benefit. A one-time charge is assessed if this rider is exercised.

     -- SPOUSE'S PAID-UP INSURANCE PURCHASE OPTION RIDER: Upon the insured's death, this rider allows a spouse who is the named beneficiary to purchase a new paid-up whole life insurance policy on his or her own life without evidence of insurability.

     See the SAl for more information about riders.

OPTIONS AVAILABLE AT NO ADDITIONAL CHARGE

     -- DOLLAR COST AVERAGING Dollar Cost Averaging is a systematic method of investing that allows you to purchase shares of any Investment Division(s) at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. You can elect this option at any time as long as the policy's Cash Value is $2,500 or more. (See the SAl for more information.)

     -- AUTOMATIC ASSET REALLOCATION If you choose this feature, we will reallocate your assets automatically among the Investment Divisions on a schedule you select in order to maintain a predetermined percentage invested in the Investment Division(s) you have selected. You can elect this option at any time as long as the Cash Value allocated to the Separate Account is $2,500 or more. (See the SAl for more information.)

     -- INTEREST SWEEP You can instruct us to periodically transfer the interest credited to the Fixed Account into the Investment Division(s) you specify. You can elect this option at any time as long as the amount in the Fixed Account is $2,500 or more. (See the SAI for more information.)

MATURITY DATE

     Your policy matures on the policy anniversary on which the insured is age
100. One year before your policy's maturity date, we will notify you that on your maturity date you may elect to:

     (1) continue the policy with the death benefit guarantee (if the death benefit guarantee is in effect);

     (2) continue the policy without the death benefit guarantee; or

     (3) surrender the policy.

     If you do not make an election and the death benefit guarantee is in effect, or if you affirmatively elect to continue the policy with the death benefit guarantee, we will transfer all amounts you have allocated to the Investment Divisions to a Cash Management investment division. The policy's Face Amount and death benefit guarantee amount will be the greater of the death benefit guarantee amount at maturity or the Cash Value at maturity. For Series 1, we will not assess any further Monthly Deductions, but we will continue to deduct Separate Account charges. For Series 2 and 3 we will continue to assess a Mortality and Expense Risk charge on the Cash Value that remains in the Separate Account. The Eligible Portfolios will continue to deduct their own fees and expenses. You will not be permitted to make transfers into any other Investment Division, make additional premium payments into any Investment Division other than the Cash Management investment division, or make partial withdrawals. The federal income tax treatment of a life insurance contract is uncertain after the insured is age 100. (See "Federal Income Tax Considerations--Status of Policy After Insured is Age 100" for more information).

     If you do not make an election and the death benefit guarantee is not in effect, or if you affirmatively elect to continue the policy without the death benefit guarantee, your Cash Value will remain invested in the same investment options as before Maturity. You will be paid the Cash Surrender Value upon the death of the insured. We will not assess any further Monthly Deductions, but we will continue to assess a Mortality and Expense Risk charge on the Cash Value that remains in the Separate Account. The Eligible Portfolios will continue to deduct their own fees and expenses.

     If you choose to surrender your policy, you must submit a signed request to VPSC located at: Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing).

     Please consult your tax advisor regarding the tax implications of these options.

     If your policy is still in effect when the insured dies, we will pay the Policy Proceeds to the beneficiary.

TAX-FREE "SECTION 1035" INSURANCE POLICY EXCHANGES


     Generally, you can exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the IRC. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this policy and other charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest.


24 MONTH EXCHANGE PRIVILEGE

     Within the first 24 months after the Issue Date of your policy, if you decide that you do not want to own a variable policy, you can either: (1) transfer the entire Cash Value to the Fixed Account of your policy or (2) exchange your policy for a new permanent plan of life insurance that we (or one of our affiliates) offer for this purpose. The new policy will have the same Policy Date, issue age, and risk classification as your original policy, but will not offer variable investment options such as the Investment Divisions. You may choose for the new policy to have either a Face Amount equal to the Face Amount of this policy on the date of the exchange, or the same Death Benefit.

     In order to exchange your policy:

     -- your policy must be in effect on the date of the exchange;

     -- you must repay any unpaid loan (including any accrued loan interest);
        and

     -- you must submit a written request.

     We will process your request for an exchange on the later of: (a) the date you send in your written request along with your policy or (b) the date we receive the necessary payment for your exchange at VPSC located at: Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing). The policy exchange will be effective on the later of these two dates. The amount applied to your new policy will be the policy's Cash Value plus a refund of all cost of insurance charges taken as of the date of the exchange. We will require you to make any adjustment to the premiums and Cash Values of your variable policy and the new policy, if necessary. When you exchange your policy, all riders and benefits for that policy will end, unless otherwise required by law.
                                    PREMIUMS

     At the time you purchase your policy, you pay an initial single premium and, subject to restrictions, you can pay additional premiums. Contact your Registered Representative or VPSC for the limits applicable to your policy. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     For Series 1 and 2 policies, you can choose an initial single premium based on 80% or 100% of the Guideline Single Premium ("GSP"). The GSP is shown on your Policy Data Page. For Series 3 policies there is no GSP, and you can pay any amount within our minimum and maximum limits.

     An unplanned premium is a payment you make after the initial single premium is made.

     -- While the insured is living, you may make unplanned premium payments at any time before the policy anniversary on which the insured is age 100. However, if payment of an unplanned premium will cause the Life Insurance Benefit of your policy to increase more than the Cash Value will increase, we may require proof of insurability before accepting that payment and applying it to your policy. The Life Insurance Benefit increase may occur in order for your policy to continue to qualify as life insurance under the IRC.

     -- If you exchange another life insurance policy to acquire this policy under IRC Section 1035, we will treat the proceeds of that exchange as an unplanned premium.

     -- The minimum unplanned premium amount we allow is $500.

     -- We may limit the number and amount of any unplanned premium payments.

     Unless you advise us otherwise, unplanned premiums remitted on a policy with an outstanding loan balance will automatically be applied first as a loan repayment and then as unplanned premiums up to any applicable Guideline Limits (for Series 1 and Series 2).

     For Series 1 and Series 2 policies, the death benefit guarantee is provided only if your initial single premium is based on 100% of the GSP. It is not available if your initial single premium is based on 80% of the GSP. You can remit additional premiums up to the maximum limits set by Section 7702 of the Code. However, making these additional payments will never result in a death benefit guarantee being applied to your policy if one did not exist at issue.

     All Series 3 policies contain a death benefit guarantee at issue.

     On policies where the death benefit guarantee is not in effect, you may need to make additional premium payments so that the Cash Surrender Value of your policy is sufficient to pay the charges needed to keep your policy in effect. A policy that is maintained with a Cash Surrender Value just sufficient to cover deductions and charges is more likely to be unable to maintain its Cash Surrender Value because of market fluctuation and other performance-related risks. Your policy can lapse if the Cash Surrender Value is insufficient to cover monthly deduction charges.

     Factors that are considered in determining your initial premium payment are the insured's age at issue, underwriting class, gender, and policy Face Amount.

TIMING AND VALUATION

     Your premium will be credited to your policy on the Business Day that it is received, assuming it is received prior to 4:00 p.m. Eastern Time. Any premiums received after that time will be credited to your policy on the next Business Day.

     The Fund assets making up the Investment Divisions will be valued only on those days that the NYSE is open for trading. Generally, the NYSE is closed on Saturdays, Sundays and major U.S. holidays.

FREE LOOK

     You have the right to cancel your policy, within certain limits. Under the free look provision of your policy, in most jurisdictions, you have 20 days after you receive your policy to return the policy to us and receive a refund. (See "State Variations" for state-by-state details.)

     We will allocate premium payments made with your application or during the free look period to our General Account until 20 days after issue. We will then allocate the net premium plus any accrued interest to the Investment Divisions you have selected. If you cancel your policy, we will pay you the greater of your policy's Cash Value on the date you return the policy or the total premium payments you have made, less any loans and any partial withdrawals you have taken.

     You can return the policy to VPSC at: Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing), or you can deliver it to the registered representative from whom you purchased the policy.

PREMIUM PAYMENTS


     Premium payments can be mailed to NYLIAC, 75 Remittance Drive, Suite 3021, Chicago, IL 60675-3021. Acceptance of initial and additional premium payments is subject to our suitability standards. All premium payments you make during the free look period are applied to our General Account. After the free look period, we apply your premium (for Series 1 and 2) or net premium, which is the balance of the premium payment after we deduct state and federal tax charges (for Series
3), along with any interest credited, to the Investment Divisions of the Separate Account and/or the Fixed Account according to the most recent premium allocation election you have given us. You can change the premium allocation any time you make a premium payment by submitting a revised premium allocation form. Allocation percentages must be in whole numbers.


     A 9-year surrender charge period will be applied only to the initial single premium. Additional premiums will not have a separate surrender charge period. The initial single premium effective date will start the 9-year surrender charge period. A 10-year deferred sales expense charge will be applied to each premium remitted. Each premium's effective date will start a separate 10-year deferred sales expense charge period.

     Loan repayments are not subject to surrender charges or deferred sales expense charges.

     All Series 1 and 2 policies are subject to the Guideline Premium Test ("GPT") and therefore, we may limit your premium payments under these policies. If the premiums paid during any Policy Year exceed the maximum amount permitted under the GPT we will return to you the excess amount within 60 days after the end of the Policy Year. The excess amount of the premiums we return to you will not include any gains or losses attributable to the investment return on those premiums. We will credit interest at a rate of not less than 3% on those premiums from the date such premiums cause the policy to exceed the amount permitted under the GPT to the date we return the premiums to you. See "Life Insurance Benefit" for more information.

PREMIUM PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned by the bank for insufficient funds, we will reverse the investment options you have chosen and charge you a $20 fee for each returned payment. In addition, if we incur any losses as a result of the reversed investment options, we will deduct the amount of the loss from your policy's Cash Value.

                           POLICY PAYMENT INFORMATION

WHEN LIFE INSURANCE COVERAGE BEGINS

     If you have coverage under a conditional temporary coverage agreement and if the policy is issued, the policy will replace the temporary coverage. Your coverage under the policy will be deemed to have begun on the Policy Date.

     In all other cases, if the policy is issued, coverage under the policy will take effect when we receive the premium payment that you are required to make when the policy is delivered to you. You can call 1-800-598-2019 to determine if we have received your premium payment.

     The monthly deduction of charges will be taken from the initial premium payment effective with the first Monthly Deduction Day.

POLICY PROCEEDS

     We will pay proceeds to your beneficiary when we receive satisfactory proof that the Insured died. These proceeds will equal:

          1) the Life Insurance Benefit, calculated based on the policy's Life Insurance Benefit option valued as of the date of death;

     less 2) any outstanding loans (including any accrued loan interest as of the date of death) on the policy;

     less 3) any past due monthly deductions.

     We will pay interest on these proceeds from the date the insured died until the date we pay the proceeds or the date when the payment option you have chosen becomes effective. See "Life Insurance Benefit" for more information.

PAYEES

     The beneficiary is the person(s) or entity/ies you have specified on our records to receive the Policy Proceeds. You have certain options regarding the policy's beneficiary:

     -- You name the beneficiary when you apply for the policy. The beneficiary will receive the Policy Proceeds after the Insured dies.

     -- You can elect to have different classes of beneficiaries, such as primary and secondary, where these classes determine the order of payment. You may identify more than one beneficiary per class.

     -- You can change a revocable beneficiary while the Insured is living by writing to VPSC at Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing).

     -- If no beneficiary is living when the insured dies, we will pay the Policy Proceeds to you (the Policyowner) or, if you are deceased, to your estate.

     You can name only those individuals who are able to receive payments on their own behalf as payees or successor payees, unless we agree otherwise. We may require proof of the age of the payee or proof that the payee is living. If we still have an unpaid amount, or there are some payments that still must be made when the last surviving payee dies, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee's estate. We will make this payment in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.

WHEN WE PAY POLICY PROCEEDS

     If the policy is still in effect, NYLIAC will pay any Cash Surrender Value, partial withdrawals, loan proceeds, or the Policy Proceeds generally within seven days after we receive all of the necessary requirements at VPSC located at Madison Square Station, P.O. Box 922, New York, N.Y. 10159 (or any other address we indicate to you in writing).

     Under the following situations, payment of proceeds may be delayed:

     -- We may delay payment of any loan proceeds attributable to the Separate
        Account, any partial withdrawal from the Separate Account, the Cash Surrender Value, or the Policy Proceeds during any period that:

       (1) we are unable to determine the amount to be paid because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists; or

       (2) the SEC, by order, permits us to delay payment in order to protect our policyowners.

     -- We may delay payment of any portion of any loan or surrender request, including requests for partial withdrawals, from the Fixed Account for up to six months from the date we receive your request.

     -- We may delay payment of the entire Policy Proceeds if we contest the payment. We investigate all death claims that occur within the two-year contestable period. Upon receiving information from a completed investigation, we will make a determination, generally within five days, as to whether the claim should be authorized for payment. Payments are made promptly after the authorization.

     -- Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, withdrawals, surrenders, loans, or Death Benefits. If a policy or an account is frozen, the Cash Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     -- If you have submitted a recent check or draft, we have the right to defer payment of any surrender, withdrawal, loan, Death Benefit proceeds, or payments under a settlement option until such check or draft has been honored. It may take up to 15 days for a check to clear through the banking system.

     We add interest at an annual rate of 3% (or at a higher rate if required by state law) if we delay payment of a partial withdrawal or Cash Surrender Value for 30 days or more.

     We add interest to Policy Proceeds from the date of death to the date of payment at the same rate as we pay under the Interest Payment Option (or at a higher rate if required by state law).

DEATH CLAIMS

     The beneficiary can elect to have the Policy Proceeds paid into an interest-bearing account opened in the beneficiary's name. Within seven days of our receipt of due proof of death and payment instructions at VPSC, we will provide the beneficiary with a checkbook to access these funds from the account. The beneficiary can withdraw all or a portion of the Policy Proceeds at any time, and will receive interest on the proceeds remaining in the account. The account is part of our General Account, is not FDIC insured, and is subject to the claims of our creditors. We may receive a benefit from the amounts held in the account. See "Life Insurance Benefit" for more information.

     We will pay the Policy Proceeds in one sum unless the beneficiary chooses otherwise. There are three payment options you may choose from: an Interest Accumulation Option, an Interest Payment Option, and a Life Income Option. If any payment under these options is less than $100, we may pay any unpaid amount or present value in one sum.

     Any Policy Proceeds paid in one sum will be paid in cash and bear interest compounded each year from the date of the insured's death to the date of payment. We set the interest rate each year. This rate will be at least 3% per year (or a higher rate if required by law).

     -- Interest Accumulation Option (Option 1 A)
        Under this option, the portion of the Policy Proceeds kept with us will earn interest each year. The beneficiary can make withdrawals from this amount at any time in sums of $100 or more. We will pay interest on the sum withdrawn up to the date of the withdrawal.

     -- Interest Payment Option (Option 1 B)
        Under this option, we will pay interest on all or part of the Policy Proceeds kept with us. The frequency of the interest payments can be: each month, every three months, every six months or once each year.

     -- Life Income Option (Option 2)
        Under this option, we make equal monthly payments during the lifetime of the payee or payees. We determine the amount of the monthly payment by applying the Policy Proceeds to the purchase of a corresponding single premium life annuity policy, which is issued when the first payment is due. Payments remain the same and are guaranteed for ten years, even if the specified payee dies sooner.

       Payments are based on an adjusted annuity premium rate in effect at the time the annuity policy is issued. This rate will not be less than the corresponding minimum amount shown in the Option 2 table found in your policy. These minimum amounts are based on the 1983 Table "a" with Projection Scale G and with interest compounded each year at 3%.

       If you make a request, we will send a statement of the minimum amount of each monthly payment under this option. The minimum is based on the gender and adjusted age of the payee(s). To find the adjusted age in the year the first payment is due, we increase or decrease the payee's age at that time, as follows:

        Series 3

2003-2005      2006-2015      2016-2025      2026-2035      2036 and later
---------      ---------      ---------      ---------      --------------
   +1              0             -1             -2                -3

        Series 2

2002-2005      2006-2015      2016-2025      2026-2035      2036 and later
---------      ---------      ---------      ---------      --------------
   +1              0             -1             -2                -3

        Series 1

1999-2005      2006-2015      2016-2025      2026-2035      2036 and later
---------      ---------      ---------      ---------      --------------
   +1              0             -1             -2                -3

     A decrease in the payee's age results in lower payments than if no decrease was made.

ELECTING OR CHANGING A PAYMENT OPTION

     While the Primary Insured is living, you can elect or change your payment option. You can also name or change one or more of the beneficiaries who will be the payee(s) under that option.

     After the Primary Insured dies, any person who is entitled to receive Policy Proceeds in one sum (other than an assignee) can elect a payment option and name payees. The person who elects a payment option can also name one or more successor payees to receive any amount remaining at the death of the payees. Naming these payees cancels any prior choice of successor payees. A payee who did not elect the payment option has the right to advance or assign payments, take the payments in one sum, change the payment option, or make any other change, only if the person who elects the payment option notifies us in writing and we agree.

LIFE INSURANCE BENEFIT

     The Life Insurance Benefit is equal to the policy's Face Amount in force on the Insured's date of death. Your Life Insurance Benefit may be greater if the policy's Cash Value multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702, is greater than the Face Amount in force on the date of death. You can find this percentage on the Policy Data Page.

     Under Section 7702, a policy will generally be treated as life insurance for federal tax purposes if, at all times, it meets the Guideline Premium Test ("GPT") or the Cash Value Accumulation Test ("CVAT"). Series 1 and 2 policies use the GPT. Series 3 policies use the CVAT. The Life Insurance Benefit will vary depending on which test is used.

     The Guideline Premium Test--Series 1 and 2 Policies
     The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into a policy. The corridor requires that the Life Insurance Benefit be at least a certain percentage (varying each year by the age of the insured) of the Cash Value.

     The Cash Value Accumulation Test--Series 3 Polices
     The CVAT does not have a premium limit, but does have a corridor that requires that the Life Insurance Benefit be at least a certain percentage (varying based on age, gender, and risk class of the insured) of the Cash Value.

DEATH BENEFIT GUARANTEE

     For Series 1 and 2 policies, a death benefit guarantee is included in the policy at issue only if you pay an initial single premium based on 100% of the GSP for the policy. It is not available to Policyowners who pay an initial single premium based on 80% of the GSP. For Series 3 policies, a death benefit guarantee is automatically included in the policy at issue and equals the Face Amount. The death benefit guarantee prevents the policy from lapsing even if the policy's Cash Surrender Value is insufficient to cover the Monthly Deductions. Loans and partial withdrawals can reduce or eliminate the death benefit guarantee. If the Insured dies after the death benefit guarantee has been invoked, the Policy Proceeds will equal the amount of the death benefit guarantee.

     Below is an example of the new death benefit guarantee after a partial withdrawal assuming the following:

     -- The owner of a Policy with a $58,068 Face Amount takes a partial withdrawal of $1,000 in the 2(nd) year.

     -- Issue Age of 35

     -- Initial Single Premium at Issue = $10,000

     -- Death benefit guarantee at Issue = $58,068 Face Amount

     -- Cash Value before withdrawal = $11,020

     -- Cash Value after withdrawal = $10,000 ($11,020 (Cash Value before the partial withdrawal) - 1,000 (partial withdrawal amount) - $20 (partial withdrawal fee)

     For Series 1 and 2 policies, the new death benefit guarantee is the lowest of the following 3 calculations:

     1. The attained age Face Amount:
         $10,000/0.1797 = $55,648 (Where "0.1797" is the approximate GSP per dollar at age 36)

     2. The policy's reduced Face Amount:
         The Face Amount at issue minus the $1,000 withdrawal. Reduced Face Amount is $58,068 -- $1,000 = $57,068

     3. The death benefit guarantee in effect before the partial withdrawal:
         $58,068

The death benefit guarantee amount is now reduced to $55,648 (the lowest of the three calculations above).

     For Series 3 policies, the new death benefit guarantee equals the policy's reduced Face Amount:

    The Face Amount at issue minus the $1,000 withdrawal. Reduced Face Amount is $58,068 - $1,000 = $57,068

The death benefit guarantee amount is now reduced to $57,068.

     Any time the amount of the death benefit guarantee is reduced, that amount becomes the new death benefit guarantee amount. The amount of the death benefit guarantee will never increase.

     For Series 1 (except in N.J.):

     If, at any time, the loan principal including capitalized interest exceeds 50% of the Cash Surrender Value, the death benefit guarantee will terminate.

     For Series 1 policies issued in N.J. and all Series 2 and Series 3 policies:

     On a Monthly Deduction Day, if the Cash Surrender Value of the policy is insufficient to cover the monthly deductions, the death benefit guarantee will not apply if the total premiums paid less any current loan balance, including accrued interest and any accumulated gross partial withdrawals, is less than the initial single premium. This means the death benefit guarantee does not apply unless (a) you paid additional premium after the initial single premium, and (b) the amount of the loan, including accrued interest, is no more than the amount of the additional premium(s). Premiums and/or loan repayments will be accepted during the 62-day grace period to ensure that the initial single premium test is satisfied so that the death benefit guarantee can be invoked.
                          ADDITIONAL POLICY PROVISIONS

LIMITS ON OUR RIGHTS TO CHALLENGE YOUR POLICY

     Generally, we must bring any legal action contesting the validity of your policy within two years of the Issue Date.

SUICIDE

     If the death of the Insured is a result of suicide within two years of the Issue Date, we will pay a limited life insurance benefit in one sum to the Beneficiary. The limited life insurance benefit is the total amount of premiums, less any outstanding loans (including accrued loan interest) and/or amounts withdrawn.

MISSTATEMENT OF AGE OR GENDER

     If the policy application misstates the insured's age or gender, we will adjust the Cash Value, the Cash Surrender Value, and the Life Insurance Benefit to reflect the correct age and gender. We will adjust the Policy Proceeds provided by your policy based on the most recent mortality charge for the correct date of birth.

ASSIGNMENT

     You can assign this policy as collateral for a loan or other obligation. In order for this assignment to be binding on us, we must receive a signed copy of it at VPSC at: Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing). We are not responsible for the validity of any assignment. If your policy is a modified endowment contract, assigning your policy may result in taxable income to you. (See "Federal Income Tax Considerations" for more information.)

                       PARTIAL WITHDRAWALS AND SURRENDERS

                              PARTIAL WITHDRAWALS

     You can request a partial withdrawal from your policy if the Insured is living, the partial withdrawal being requested is at least $500, and the withdrawal will not cause the policy to fail to qualify as life insurance under IRC Section 7702.

AMOUNT AVAILABLE TO WITHDRAW

     You can withdraw an amount up to the Cash Surrender Value of your policy. We process a partial withdrawal at the price next determined after we receive your written request. We will not allow a partial withdrawal if it would reduce the Cash Surrender Value below the minimum initial single premium required by issue age ($5,000 for issue ages 17 and below; $10,000 for issue ages 18 and above). See "The Effect of a Partial Withdrawal" for more information on how a partial withdrawal can reduce your Cash Value, thereby reducing your Cash Surrender Value.

REQUESTING A PARTIAL WITHDRAWAL

     You can request a partial withdrawal from your policy by sending a written request to VPSC at Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing) or by calling 1-800-598-2019. Faxed requests are not acceptable and will not be honored at any time.

     We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. However, we may delay payment under certain circumstances. (See "Policy Proceeds" for more information.)

     Unless you choose a later effective date, your requested partial withdrawal will be effective on the date we receive your written request. However, if we receive your request after 4:00 p.m. Eastern Time on a Business Day, or receive it on a non-Business Day, then the requested partial withdrawal will be effective on the next Business Day.

     When you make a partial withdrawal, we deduct a fee for processing the partial withdrawal. This fee will not exceed the lesser of $25 or 2% of the amount withdrawn.

     You can specify how much of the partial withdrawal you want taken from the amount you have in each of the Investment Divisions and in the Fixed Account. If you do not specify this, we will deduct the partial withdrawal and any withdrawal fee from the Investment Divisions and/or the Fixed Account in proportion to the amounts you have in each of these investment options. If you request a partial withdrawal that is greater than the amount in the Investment Divisions and/or in the Fixed Account you have chosen, we will reduce the amount of the partial withdrawal to the amount available and pay you that amount less any applicable withdrawal fee and surrender charge.

     A partial withdrawal may result in taxable income to you. (See "Federal Income Tax Considerations" for more information.)

THE EFFECT OF A PARTIAL WITHDRAWAL

     If you make a partial withdrawal and your policy's Life Insurance Benefit equals the Face Amount, we will reduce the Face Amount by the amount of your partial withdrawal. If your policy's Life Insurance Benefit exceeds the Face Amount, then:

     -- if, after the withdrawal, your policy's Life Insurance Benefit would continue to exceed the Face Amount, we will reduce your Life Insurance Benefit by the amount of the Cash Value you withdrew plus any applicable fees and charges, multiplied by an applicable percentage that you will find in your Policy in the table captioned "Table Of Percentages For Life Insurance Benefit For Compliance With IRC Section 7702", and we will reduce the Cash Value on a dollar-for-dollar basis by the amount of your partial withdrawal plus any fees and charges; or

     -- if, after the withdrawal, your policy's Life Insurance Benefit would not continue to exceed the Face Amount, we will first determine how much of your withdrawal is attributable to a reduction of the Life Insurance Benefit to the Face Amount. We then reduce your policy's Face Amount by an amount equal to the remainder of the withdrawal. We will reduce the Cash Value on a dollar-for-dollar basis by the amount of your partial withdrawal plus any applicable fees and charges.

     For the first nine Policy Years, partial withdrawals in excess of the greater of 10% of premiums paid or 100% of the gain in the Policy will be subject to a surrender charge.

                                   SURRENDERS

CASH SURRENDER VALUE

     The Cash Surrender Value of your policy is the amount we will pay you if you surrender your policy. The Cash Surrender Value of your policy is equal to the Cash Value of the policy less any surrender charge and any outstanding policy loans (including any accrued loan interest). Since the Cash Value of the policy fluctuates with the performance of the Investment Divisions and the interest credited to the Fixed Account, and because a surrender charge may apply, the Cash Surrender Value may be more or less than the total premium payments you have made less any premium deductions and deductions from Cash Value that were made. You can surrender your policy for its Cash Surrender Value at any time while the insured is living. (See "Table of Fees and Expenses" and "Transaction Charges" for more information.)

REQUESTING A SURRENDER

     You can surrender the policy by sending a written request and the policy to VPSC at Madison Square Station, P.O. Box 922 New York, NY 10159 (or any other address we indicate to you in writing). Faxed requests are not acceptable and will not be accepted at any time.

WHEN THE SURRENDER IS EFFECTIVE

     Unless you choose a later effective date, your surrender will be effective as of the end of the day we receive your written request and the policy. However, if we receive your request after 4:00 p.m. Eastern Time on a Business Day, or receive it on a non-Business Day, the requested surrender will be effective on the next Business Day. We will mail the surrender proceeds within seven days after the effective date. Subject to the limits explained in "When We Pay Proceeds" section.

SURRENDER CHARGES

     If you surrender your policy during the first nine Policy Years, a surrender charge will apply. We will deduct any applicable surrender charge before we pay you the surrender proceeds. (See "Table of Fees and Expenses" and "Transaction Charges" for more information.) Because the surrender charge may be significant during early Policy Years, you should not purchase this policy unless you intend to hold the policy for an extended period of time.

                                     LOANS


     You can borrow any amount up to the loan value of the policy that equals 90% of your policy's Cash Surrender Value. Since, under most circumstances, the Policy is deemed a modified endowment contract under the IRC, there may be adverse tax consequences if you take a loan.


YOUR POLICY AS COLLATERAL FOR A LOAN

     When you request a loan, a transfer of funds will be made from the Separate Account to the Fixed Account. For Series 1 and 2 policies, we will transfer an amount so that the Cash Value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans, including accrued loan interest. This percentage will change in accordance with changes in the loan interest rate, but will never exceed 108%. For Series 3 policies, we will transfer an amount so that the Cash Value in the Fixed Account is at least 100% of the requested loan plus any outstanding loans, including accrued loan interest. For all policies, we will transfer these funds from the Investment Divisions of the Separate Account in accordance with your instructions or, if you have not provided us with any instructions, in proportion to the amounts you have in each Investment Division. While any policy loan is outstanding, we will not allow you to make any partial withdrawals or transfer any funds from the Fixed Account if the partial withdrawal or transfer would cause the Cash Value of the Fixed Account to fall below 106% (or a different percentage based on the loan interest rate) for Series 1 and 2 polices, or 100% for Series 3 polices, of all outstanding loans. Additionally, if the monthly deductions from Cash Value will cause the Cash Value of the Fixed Account to fall below the total amount of all outstanding policy loans and any accrued interest, we will take these deductions from the Investment Divisions of the Separate Account in proportion to the amounts you have in each Investment Division.

LOAN INTEREST

     We currently charge an effective annual loan interest rate of 6%. We may increase or decrease this rate but we guarantee that the rate will never exceed 8%. We will determine the loan interest rate at least once every twelve months, but not more frequently than once every three months. If we increase the rate, we will not increase it by more than 1% per calendar year.

INTEREST ON THE CASH VALUE HELD AS COLLATERAL

     When you take a loan against your policy, the loaned amount we hold in the Fixed Account may earn interest at a different rate from the rate we charge you for loan interest. The rate on the loaned amount in the Fixed Account may also be different from the rate we credit on other amounts in the Fixed Account. The rate we credit on loaned amounts will never be less than 2% less than the rate we charge for policy loans. We guarantee that the interest rate we credit on loaned amounts will always be at least 3%. For the first ten Policy Years, the rate we currently credit on loaned amounts is 1% less than the rate we charge for loan interest. Beginning in the eleventh Policy Year, the rate we currently credit on loaned amounts is 0.5% less than the rate we charge for loan interest. The interest earned on amounts held as collateral for the policy loan will remain in the Fixed Account.

WHEN LOAN INTEREST IS DUE

     The interest we charge on a loan accrues daily and is payable on the earliest of the following dates:

     -- the policy anniversary;

     -- the date you increase or repay a loan;

     -- the date you surrender the policy;

     -- the date the policy lapses; or

     -- the date on which the insured dies.

     We will charge any unpaid loan interest due on a policy anniversary against the policy as an additional loan. You should be aware that the larger the loan becomes relative to the Cash Surrender Value, the greater the risk that the remaining Cash Surrender Value may not be sufficient to support the policy charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. In addition, if the interest charged as an additional loan would cause the amount borrowed to exceed 90% of the Cash Surrender Value of the policy, the interest amount will be withdrawn on a pro-rata basis across all Investment Divisions.

LOAN REPAYMENT

     You can repay all or part of a policy loan at any time while your policy is in effect. We will consider any payment we receive from you while you have a loan outstanding to be a loan repayment unless you tell us in writing that it is an additional premium payment. When we receive a loan repayment, we will first use that money to repay any portion of the outstanding loan that was originally taken from the Fixed Account. We will allocate any remaining portion of the loan repayment to the Investment Divisions in the same proportion as the amount of money you have in each Investment Division on the date of the loan repayment, unless you indicate otherwise and we agree.

EXCESS LOAN CONDITION

     If the amount of any unpaid loans (including any accrued loan interest) is greater than the Cash Surrender Value of your policy, we will mail a notice to you at your last known address. We will also send a copy of the notice to the last known assignee, if any, on our records. If you do not pay the necessary amount within 31 days after the day we mail you this notice, the policy will end. This could result in a taxable gain to you. If the policy is in the late period, the policy will not end earlier than the end of the late period (See "Late Period" below for details).

THE EFFECT OF A POLICY LOAN

     A loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because the investment results of each Investment Division apply only to the amounts remaining in such Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for loaned amounts held in the Fixed Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest earned on loaned amounts held in the Fixed Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be payable.


     Unpaid loan interest generally will be treated as a new loan under the IRC. A loan may result in taxable income to you. In addition, if the loans taken, including unpaid loan interest, exceed the premiums paid, policy surrender or policy lapse will result in a taxable gain to you. (See "Federal Income Tax Considerations" for more information.)

                         TERMINATION AND REINSTATEMENT

LATE PERIOD

     If your policy's Cash Surrender Value on any Monthly Deduction Day is less than the monthly deductions due from the Cash Surrender Value for the next policy month and the death benefit guarantee is not in effect, your policy will enter a late period for 62 days. During this period, you have the opportunity to pay any premium needed to cover overdue charges. We will mail a notice to your last known address stating this amount. We will send a copy to the last known assignee, if any, on our records. We will mail these notices at least 31 days before the end of the late period. Your policy will remain in effect during the late period. However, if we do not receive the required payment before the end of the late period, the policy will end without any benefits.

     If your policy's Cash Surrender Value on any Monthly Deduction Day is less than the monthly deductions due from Cash Surrender Value for the next policy month, and the death benefit guarantee is in effect, then the death benefit guarantee can be invoked as described in (a) or (b) below:

     (a) If there is no outstanding loan, the policy will continue for a late period of 62 days after the Monthly Deduction Day on which the Cash Surrender Value is insufficient to cover the monthly deduction charges. To inform you of this situation, we will mail a notice to you, at your last known address, at least 31 days before the end of the late period requesting payment of the additional premium amount necessary to keep the policy in force. If you do not send us this additional premium amount, postmarked by the end of the late period, the death benefit guarantee will be invoked on the Monthly Deduction Day following the expiration of the 62-day late period. We will send a notification to your last known address indicating that the death benefit guarantee has been invoked and the amount of the death benefit guarantee that applies.

     (b) If there is an outstanding loan, you will be given the opportunity to repay the loan. The policy will continue for a late period of 62 days after the Monthly Deduction Day on which the Cash Surrender Value is insufficient to cover the monthly deduction charges. To inform you of this situation, we will mail a notice to you, at your last known address, at least 31 days before the end of the late period requesting payment of the additional premium amount, including the loan amount and any interest due, necessary to keep the policy in force. If you do not send us the required payment, postmarked by the end of the late period, the death benefit guarantee will be invoked on the Monthly Deduction Day following the expiration of the 62-day late period. We will send a notification to your last known address indicating that the death benefit guarantee has been invoked and the amount of the death benefit guarantee that applies. If not repaid, the amount of any outstanding loan and loan interest will be deducted from the death benefit guarantee amount that applies.

Once the death benefit guarantee is invoked, no further charges will be deducted, and no surrender, partial withdrawals, loans, or changes of premium allocation election will be permitted. The death benefit guarantee amount will be paid when we receive proof that the Insured has died.

     If the Insured dies during the late period, we will pay the Policy Proceeds to the beneficiary. We will reduce the Life Insurance Benefit by any unpaid loan, loan interest, and unpaid monthly deductions due from the Cash Value for the full policy month(s) from the beginning of the late period through the policy month in which the Insured dies.

REINSTATEMENT OPTION

     If your policy has ended, or if it has not ended but the death benefit guarantee has been invoked, you can request that we reinstate your policy if all of these conditions are met:

     -- you make your request within five years after your policy is ended or the death benefit guarantee has been invoked;

     -- the insured is alive; and

     -- you have not surrendered your policy.

     Before we reinstate your policy, we must receive the following:

     (1) payment equal to an amount sufficient to keep the policy in effect for at least three months (for Series 3, this amount is multiplied by a factor to account for state and federal tax charges); and

     (2) satisfactory evidence of insurability if your reinstatement request is more than 90 days after the end of the late period.

     We will allocate your payments to the Investment Divisions and/or the Fixed Account according to your instructions at the time you make such payment.

     The effective date of reinstatement will be the Monthly Deduction Day on or following the date we approve your request. If we reinstate your policy, the Face Amount for the reinstated policy will be the same as it would have been if the policy had not ended.

     The Cash Value of the reinstated policy will be the Cash Value at the time the policy ended or when the death benefit guarantee was invoked, less the difference between the surrender charge assessed at the time of the lapse and the surrender charge that applies at the time the policy is reinstated. We will deduct any unpaid loan from this Cash Value or any unpaid loan can be repaid together with loan interest, up to 6% compounded annually, from the end of the late period to the date of reinstatement.

     During a late period, transfers may be made; however, no new loans or partial withdrawals can be taken.

     A death benefit guarantee will apply to a reinstated policy only if one existed before the policy ended. Any coverage put into effect as a result of the death benefit guarantee being invoked is terminated upon reinstatement of the policy.

                       FEDERAL INCOME TAX CONSIDERATIONS

OUR INTENT

     Our intent in the discussion in this section is to provide general information about federal income tax considerations related to the policies. This is not an exhaustive discussion of all tax questions that might arise under the policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your policy.

     The discussion in this section is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We have not included any information about applicable state or other tax laws. Further, you should note that tax law changes from time to time. We do not know whether the treatment of life insurance policies under federal income tax or estate or gift tax laws will continue. Future legislation, regulations, or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of the tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations, or interpretations.

     The ultimate effect of federal income taxes on values under the policy and on the economic benefit to you or the beneficiary depends upon NYLIAC's tax status, upon the terms of the policy, and upon your circumstances.

TAX STATUS OF NYLIAC AND THE SEPARATE ACCOUNT


     NYLIAC is taxed as a life insurance company under Subchapter L of the IRC. The Separate Account is not a separate taxable entity from NYLIAC and we take its operations into account in determining NYLIAC's income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy cash values, and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to NYLIAC to the extent those items are applied to increase tax deductible reserves associated with the policies.


CHARGES FOR TAXES


     We impose a federal tax charge equal to 1.25% of premiums received under the policy to compensate us for taxes we have to pay under Section 848 of the IRC in connection with our receipt of premiums. No other charge is currently made to the Separate Account for our federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our federal income taxes attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, we may impose a charge for the policy's share of NYLIAC's federal income taxes attributable to the Fixed Account.


     Under current laws, we may incur state or local taxes (in addition to premium taxes) in several states. At present, we do not charge the Separate Account for these taxes. We, however, reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.

DIVERSIFICATION STANDARDS AND CONTROL ISSUES


     In addition to other requirements imposed by the IRC, a policy will qualify as life insurance under the IRC only if the diversification requirements of IRC
Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with IRC Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account's assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a "look through" rule, we are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolio. Each of the Funds has committed to us that the Eligible Portfolios will meet the diversification requirements.


     The Internal Revenue Service has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable policyowner's gross income. In connection with its issuance of temporary regulations under IRC Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular investment divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your policy are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and policy cash values. These differences could result in your being treated as the owner of your policy's pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or ruling which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy, as deemed appropriate by us, to attempt to prevent you from being considered the owner of your policy's pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio's investment objective or investment policies.


LIFE INSURANCE STATUS OF POLICY


     We believe that the policy meets the statutory definition of life insurance under IRC Section 7702 and that you and the beneficiary of your policy will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, we believe that the Life Insurance Benefit under your policy will be excludable from the gross income of the beneficiary subject to the terms and conditions of Section 101(a)(1) of the IRC. Pursuant to Section 101(g) of the IRC, amounts received by the policyowner may also be excludable from the policyowner's gross income when the insured has a terminal illness and benefits are paid under the Living Benefits Rider. (Life insurance benefits under a "modified endowment contract" as discussed below are treated in the same manner as life insurance benefits under life insurance policies that are not so classified.) (See "Modified Endowment Contract Status.")


     In addition, unless the policy is a "modified endowment contract," in which case the receipt of any loan under the policy may result in recognition of income to the policyowner, we believe that the policyowner will not be deemed to be in constructive receipt of the cash values, including increments thereon, under the policy until proceeds of the policy are received upon a surrender of the policy or a partial withdrawal.

     We reserve the right to make changes to the policy if we think it is appropriate to attempt to assure qualification of the policy as a life insurance contract. If a policy were determined not to qualify as life insurance, the policy would not provide the tax advantages normally provided by life insurance.

MODIFIED ENDOWMENT CONTRACT STATUS

     Internal Revenue Code Section 7702A defines a class of life insurance policies referred to as modified endowment contracts. Under this provision, the policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance policies, as described below. Taxation of pre-death distributions (including loans) from policies that are classified as modified endowment contracts and that are entered into on or after June 21, 1988 is somewhat different, as described below. In most cases, an SPVUL policy will be a modified endowment contract when it is issued.

     A life insurance policy becomes a "modified endowment contract" if, at any time during the first seven years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium."

Generally, the "seven-pay premium" is the level annual premium, such that if paid for each of the first seven years, will fully pay for all future life insurance and endowment benefits under a life insurance policy. For example, if the "seven-pay premium" was $1,000, the maximum premium that could be paid during the first seven years to avoid "modified endowment" treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a policy may or may not be a modified endowment contract, depending on the amount of premium paid during each of the policy's first seven years. Because an SPVUL policy is purchased with a single premium, it will generally be a modified endowment contract at all times. A policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the seven-pay test.

     Certain changes in the terms of a policy, including a reduction in Life Insurance Benefits will require a policy to be retested to determine whether the change has caused the policy to become a modified endowment contract. In addition, if a "material change" occurs at any time while the policy is in force, a new seven-pay test period will start and the policy will need to be retested to determine whether it continues to meet the seven-pay test. A "material change" generally includes increases in Life Insurance Benefits, but does not include an increase in Life Insurance Benefits which is attributable to the payment of premiums necessary to fund the lowest level of Life Insurance Benefits payable during the first seven policy years, or which is attributable to the crediting of interest with respect to such premiums.


     If a policy fails the seven-pay test, all distributions (including loans) occurring in the Policy Year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision also applies to loans and distributions that are received in anticipation of failing the seven-pay test. Under the IRC, any distribution or loan made within two Policy Years prior to the date that a policy fails the seven-pay test is considered to have been made in anticipation of the failure.



STATUS OF THE POLICY AFTER THE INSURED IS AGE 100



     The policy provides that unless the Life Extension Rider is in effect, your policy matures on the policy anniversary on which the insured is age 100. Beginning on this maturity date, the Face Amount of your policy, as shown on the Policy Data Page, will no longer apply. Instead, your Life Insurance Benefit will equal the Cash Surrender Value of your policy less any loans and any interest due on loans. The IRS has not issued any guidance on the status of a life insurance policy after the insured becomes age 100. There is a risk that the policy may not qualify as life insurance under the Federal tax law after the insured becomes age 100 and that the owner may become subject to adverse tax consequences at that time. For this reason, a tax advisor should be consulted about the advisability of continuing the policy after the insured becomes age 100.


POLICY SURRENDERS AND PARTIAL WITHDRAWALS

     Upon a full surrender of a policy for its Cash Surrender Value, you will recognize ordinary income for federal tax purposes to the extent that the Cash Value less surrender charges and any uncollected additional contract charges, exceeds the investment in your policy (the total of all premiums paid but not previously recovered plus any other consideration paid for the policy). The tax consequences of a partial withdrawal from your policy will depend upon whether the partial withdrawal results in a reduction of future benefits under your policy and whether your policy is a modified endowment contract. If upon a full surrender of a policy the premium payments made exceed the surrender proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.


     For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the IRC requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.

     If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a policy surrender, a partial withdrawal, or a loan), it may also be subject to a 10% penalty tax under IRC Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own policies. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 59 1/2; or (ii) that are attributable to the taxpayer's becoming disabled; or
(iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and his or her beneficiary.



     If your policy is not a modified endowment contract, the general rule is that a partial withdrawal from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first fifteen years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the IRC prescribes a formula under which you may be taxed on all or a part of the amount distributed. After fifteen years, cash distributions from a policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in Face Amount or a partial withdrawal. In addition, any amounts distributed under a "modified endowment contract" (including proceeds of any loan) are taxable to the extent of any accumulated income in the policy. In general, the amount that may be subject to tax is the excess of the Cash Value (both loaned and unloaned) over the previously unrecovered premiums paid.


POLICY LOANS AND INTEREST DEDUCTIONS

     We believe that under current law any loan received under your policy will be treated as policy debt to you and that, unless your policy is a modified endowment contract, no part of any loan under your policy will constitute income to you. If your policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10% tax.

     Internal Revenue Code Section 264 provides that interest paid or accrued on a loan in connection with a policy is generally nondeductible. Certain exceptions apply, however, with respect to policies covering key employees. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.

     In addition, if your policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the Cash Surrender Value is more than the sum of premiums you paid, you will generally be liable for taxes on the excess. Such amount will be taxed as ordinary income.

CORPORATE OWNERS

     Ownership of a policy by a corporation may affect the policyowner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, a corporate policyowner must make two computations. First, the corporation must take into account a portion of the current year's increase in the "inside build up" or income on the contract gain in its corporate-owned policies. Second, the corporation must take into account a portion of the amount by which the Death Benefits received under any policy exceed the sum of (i) the premiums paid on that policy in the year of death, and
(ii) the corporation's basis in the policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death.

EXCHANGES OR ASSIGNMENTS OF POLICIES


     If you change the policyowner or exchange or assign your policy, it may have significant tax consequences depending on the circumstances. For example, an assignment or exchange of the policy may result in taxable income to you. Further, IRC Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the life insurance benefit which is equal to the total consideration paid for the policy may be excluded from gross income. For complete information with respect to policy assignments and exchanges, a qualified tax advisor should be consulted.


REASONABLENESS REQUIREMENT FOR CHARGES

     Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a policy qualifies as life insurance for federal income tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid. The Treasury Department has issued proposed regulations and is expected to promulgate temporary or final regulations governing reasonableness standards for mortality charges.

LIVING BENEFITS RIDER (ALSO KNOWN AS ACCELERATED BENEFITS RIDER)


     A Living Benefits Rider is available in connection with the policy. Amounts received under this rider will generally be excludable from your gross income under Section 101(g) of the IRC. The exclusion from gross income will not apply, however, if you are not the insured or if you do not have an insurable interest in the life of the insured either because the insured is your director, officer, or employee, or because the insured has a financial interest in a business of yours.



     In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of "life insurance contract" under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform with requirements the IRS may enact.


OTHER TAX ISSUES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policyowner or beneficiary.

WITHHOLDING


     Under Section 3405 of the IRC, withholding is generally required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. You can elect to have either non-periodic or periodic payments made without withholding except where your tax identification number has not been furnished to us, or where the IRS has notified us that a tax identification number is incorrect.


     Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible, that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              RECORDS AND REPORTS

     New York Life or NYLIAC maintains all records and accounts relating to the Separate Account and the Fixed Account. Each year we will mail you a report showing the Cash Value, Cash Surrender Value, and outstanding loans (including accrued loan interest) as of the latest policy anniversary. This report contains any additional information required by any applicable law or regulation. This statement reports transactions that you have requested or authorized. Please review it carefully. If you believe it contains an error, we must be notified within 15 days of the date of the statement.

     It is important that you inform NYLIAC of an address change so that you can receive these policy statements. (Please refer to the section on "How To Reach Us for Policy Services.") In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

     Reports and promotional literature may contain the ratings New York Life and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's Investor's Services, Inc. and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2005, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                                   APPENDIX A

                                 ILLUSTRATIONS

     The following illustrations demonstrate how your SPVUL Series 3 policy works. The current and guaranteed values are based on the age, sex, underwriting class, initial Life Insurance Benefit, and premium as follows:


     The illustrations are for a policy issued to a female with preferred underwriting class, issue age 60, with an initial single premium of $10,000, and an initial Face Amount of $21,092 for Series 3. It assumes that 100% of the net single premium is allocated to the Separate Account for Series 3.



     The illustrations show how the Life Insurance Benefit, Cash Value, and Cash Surrender Value would vary over an extended period of time assuming hypothetical gross rates of return equivalent to a constant annual rate of 0%, 6% or, 12%. The hypothetical illustration information will assist in the comparison of the Life Insurance Benefit, Cash Value, and Cash Surrender Value of the policy with other variable life insurance plans.



     The Life Insurance Benefit, Cash Value, and Cash Surrender Value for a policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6%, or 12%, but varied above and below those averages for the period. They would also be different depending on the allocation of the Cash Value among the Investment Divisions of the Separate Account and the Fixed Account, if the actual gross rate of return for all Investment Divisions averaged 0%, 6%, or 12%, but varied above or below that average for individual Investment Divisions. They would also differ if any policy loans or partial withdrawals were made.



     Table 1 reflects all charges under the policy, and assumes that the cost of Insurance charges are based on our current cost of insurance rates and reflects the deduction of all current charges from the Cash Value. For Series 3, Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.50% (on a current basis) of the Cash Value allocated to the Separate Account.



     Table 2 reflects all charges under the policy, assumes that the cost of insurance charges are based on our guaranteed maximum cost of insurance rates, and reflects the deduction of all guaranteed maximum charges from the Cash Value. For Series 3, Table 2 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.80% (on a guaranteed basis) of the Cash Value allocated to the Separate Account.



     These tables reflect total assumed investment advisory fees together with other expenses incurred by the Funds of 0.81% of the average daily net assets of the Funds. This total is based upon an arithmetic average of the management fees, administrative fees, and other expenses after expense reimbursement for each Investment Division. Please refer to the fee table in this prospectus for details of the underlying Fund fees.



     Taking into account the arithmetic average investment advisory fees and expenses of the Funds, the gross rates of return of 0%, 6%, and 12% would correspond to illustrated net investment returns of: -0.81%, 5.14%, and 11.09%.



     The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the policyowner.


     NYLIAC will furnish upon request a comparable illustration using the age, sex, and underwriting class of the insured for any initial Life Insurance Benefit and premium requested. We will furnish an illustration assuming current Policy charges and current cost of insurance rates and maximum charges and rates.

                                    TABLE 1

               SINGLE PREMIUM VARIABLE UNIVERSAL LIFE (SERIES 3)

                    FEMALE ISSUE AGE: 60, PREFERRED
                    PLANNED SINGLE PREMIUM: $10,000
                    INITIAL FACE AMOUNT: $21,092

                    ASSUMING CURRENT CHARGES


              END OF YEAR DEATH BENEFIT(1)    END OF YEAR CASH VALUE(1)       END OF YEAR CASH SURRENDER
              ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS      VALUE ASSUMING HYPOTHETICAL
              ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF   GROSS ANNUAL INVESTMENT RETURN OF
              ----------------------------   ---------------------------   ---------------------------------
POLICY YEAR     0%        6%        12%        0%       6%        12%         0%         6%          12%
-----------   -------   -------   --------   ------   -------   --------   --------   ---------   ----------
     1        21,092    21,719     22,949    9,398     9,963     10,527      8,768       9,291        9,812
     2        21,092    21,748     24,279    9,122    10,259     11,453      8,553       9,610       10,753
     3        21,092    21,755     25,662    8,844    10,561     12,457      8,335       9,939       11,807
     4        21,092    21,741     27,097    8,566    10,871     13,548      8,112      10,278       12,948
     5        21,092    21,814     28,726    8,285    11,187     14,731      7,921      10,687       14,231
     6        21,092    21,757     30,272    8,003    11,512     16,017      7,723      11,112       15,617
     7        21,092    21,792     32,036    7,715    11,843     17,411      7,514      11,543       17,111
     8        21,092    21,809     33,876    7,424    12,184     18,925      7,295      11,984       18,725
     9        21,092    21,930     35,992    7,127    12,531     20,567      7,066      12,431       20,467
    10        21,092    21,907     37,989    6,821    12,886     22,346      6,821      12,886       22,346
    15        21,092    22,592     51,631    5,193    15,062     34,421      5,193      15,062       34,421
    20        21,092    23,642     71,329    2,884    17,513     52,836      2,884      17,513       52,836
    25        21,092    24,914     99,399       --    20,255     80,812         --      20,255       80,812
    30        21,092    26,946    142,838       --    23,229    123,137         --      23,229      123,137
    35        21,092    28,990    206,077       --    26,596    189,061         --      26,596      189,061
    40        21,092    31,645    304,916       --    31,024    298,935         --      31,024      298,935


---------------

(1) Assumes no policy loan or partial withdrawal has been made.


     WE EMPHASIZE THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT DEEM THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT EXPERIENCE OF THE PORTFOLIOS OF THE FUNDS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NEITHER NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION, THE SEPARATE ACCOUNTS, NOR THE FUNDS REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                    TABLE 2

               SINGLE PREMIUM VARIABLE UNIVERSAL LIFE (SERIES 3)

                    FEMALE ISSUE AGE: 60, PREFERRED
                    PLANNED SINGLE PREMIUM: $10,000
                    INITIAL FACE AMOUNT: $21,092

                    ASSUMING GUARANTEED CHARGES


              END OF YEAR DEATH BENEFIT(1)    END OF YEAR CASH VALUE(1)       END OF YEAR CASH SURRENDER
              ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS      VALUE ASSUMING HYPOTHETICAL
              ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF   GROSS ANNUAL INVESTMENT RETURN OF
              ----------------------------   ---------------------------   ---------------------------------
POLICY YEAR     0%        6%        12%        0%       6%        12%         0%         6%          12%
-----------   -------   -------   --------   ------   -------   --------   --------   ---------   ----------
     1        21,092    21,520     22,738    9,310     9,871     10,430      8,687       9,206        9,723
     2        21,092    21,348     23,834    8,945    10,070     11,242      8,388       9,435       10,542
     3        21,092    21,151     24,954    8,576    10,268     12,114      8,084       9,665       11,464
     4        21,092    21,092     26,093    8,201    10,462     13,046      7,769       9,894       12,446
     5        21,092    21,092     27,383    7,816    10,651     14,043      7,475      10,168       13,543
     6        21,092    21,092     28,555    7,420    10,835     15,108      7,163      10,441       14,708
     7        21,092    21,092     29,894    7,010    11,012     16,247      6,830      10,712       15,947
     8        21,092    21,092     31,260    6,586    11,182     17,464      6,474      10,982       17,264
     9        21,092    21,092     32,838    6,145    11,346     18,764      6,093      11,246       18,664
    10        21,092    21,092     34,268    5,685    11,503     20,158      5,685      11,503       20,158
    15        21,092    21,092     44,011    2,952    12,406     29,341      2,952      12,406       29,341
    20        21,092    21,092     56,573       --    12,601     41,906         --      12,601       41,906
    25        21,092    21,092     72,372       --    10,916     58,839         --      10,916       58,839
    30        21,092    21,092     94,033       --     2,326     81,063         --       2,326       81,063
    35        21,092    21,092    121,467       --        --    111,437         --          --      111,437
    40        21,092    21,092    158,864       --        --    155,749         --          --      155,749


---------------

(1) Assumes no policy loan or partial withdrawal has been made.


     WE EMPHASIZE THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT DEEM THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT EXPERIENCE OF THE PORTFOLIOS OF THE FUNDS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NEITHER NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION, THE SEPARATE ACCOUNTS, NOR THE FUNDS REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.


                             ---------------------


                New York Life Insurance and Annuity Corporation


                            (A Delaware Corporation)


                               51 Madison Avenue


                            New York, New York 10010

                          APPENDIX B--STATE VARIATIONS

     The following lists by jurisdiction any variations to the statements made in this prospectus.

                     VARIATIONS BY JURISDICTION (SERIES 1)

CALIFORNIA

-- Free Look-If you cancel your policy, we will pay you your policy's Cash Value on the date you return the policy, plus the charges that were deducted from the premium payments you have made, less any loans and partial withdrawals you have taken.

COLORADO

-- The Suicide Exclusion period is one year from the Issue Date.

-- Transfers Among Investment Divisions and the Fixed Account-If there is a change in the investment strategy of the Separate Account, you can make an unrestricted transfer from the Separate Account to the Fixed Account, regardless of any limits on such transfers that apply.

CONNECTICUT

-- Loan Interest-Due to state regulation, the loan interest rate is fixed at 6% and may not be changed.

-- 24 Month Exchange Privilege-The new policy will be on a permanent fixed benefit plan of life insurance offered by us on the date of issue of this policy and premium rates in effect on that date for the same class of insurance. The new policy will have a Face Amount equal to the initial Face Amount of this policy. The new policy will be based on the same issue age, sex, and class of risk as this policy. All riders attached to this policy will be included in the new policy only if those riders would have been offered with the new policy on its date of issue.

DISTRICT OF COLUMBIA

-- Free Look-You have until the later of 20 days from the date you receive your policy, or 45 days from the date the application is signed, to return the policy and receive a refund. We will allocate the initial premium you make during the first 20 days following policy issue to our General Account. At the end of this period, we will allocate your net premiums according to your instructions.

FLORIDA

-- Termination and Reinstatement-The late period is the 31 days following the Monthly Deduction Day on which the Cash Surrender Value is zero, or less than zero. We will mail a notice to the policyholder (and any known assignee) at least 30 days before the end of the late period.

ILLINOIS

-- Free Look-No loans or withdrawals are permitted during this period.

INDIANA

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

-- Free Look-You can return the policy to any of our registered representatives.

-- When We Pay Policy Proceeds-Any claim for the life insurance proceeds under this policy will be settled within two months of receipt of due proof of the death of the Insured.

KANSAS

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

MASSACHUSETTS

-- Title-The policy title is "Flexible Premium Variable Universal Life Insurance
   Policy".

-- Transfers Between Investment Divisions and/or the Fixed Account-If there is a change in the investment strategy of the Separate Account, you can make an unrestricted transfer from the Separate Account to the Fixed Account, regardless of any limits on such transfers that apply.

LOUISIANA

-- Late Period-To inform you of this event, we will mail a notice to you at your last known address at least 62 days before the end of the late period.

MICHIGAN

-- Living Benefits Rider-The benefit can be exercised if the Insured has a life expectancy of six months or less.

MINNESOTA

-- Free Look-You may cancel this policy by delivering or mailing a written notice, or sending a telegram, to New York Life Insurance and Annuity Corporation's Home Office, 51 Madison Avenue, New York, NY 10010, and by returning the policy before midnight of the twentieth day after the date you receive the policy. Notice and return of the policy by mail are effective on being postmarked, properly addressed, and postage prepaid. We will return all payments made for this policy within 10 days after we receive notice of cancellation and the returned policy.

-- When We Pay Policy Proceeds-Any claim for the life insurance proceeds under this policy will be settled within two months of receipt of due proof of the death of the Insured.

NEBRASKA

-- Late Period-This policy will end, and there will be no more benefits under the policy, 61 days after we send notice that the Cash Surrender Value is insufficient to cover the Monthly Deduction Charges.

NEW HAMPSHIRE

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

NEW JERSEY

-- Termination and Reinstatement-If your Policy has a death benefit guarantee, the guarantee will not apply if the total premiums paid less any current loan balance are less than the initial single premium. Premium and/or loan repayments will be accepted during the grace period to allow the death benefit guarantee to be invoked.

NEW YORK

-- Free Look-You have 10 days from the date you receive your policy to return the policy and receive a refund. We will allocate the initial premium and any other premium payments you make during this period to our General Account. After the free look period, we will allocate your net premiums according to your instructions.

-- Change in Objective of an Investment Division-If there is a change in the investment strategy of any Investment Division, you have the option of converting, without evidence of insurability, your policy within 60 days after the effective date of such change or the date you receive notification of such change, whichever is later. You may elect to convert your policy to a new fixed benefit life insurance policy, for an amount of insurance not greater than the Life Insurance Benefit of the original policy, on the date of conversion. The new policy will be based on the same issue age, sex, and class of risk as your original policy, but will not offer variable investment options such as the Investment Divisions. All riders attached to your original policy will end on the date of any such conversion.

-- Special Provision Regarding Extended Term Insurance-On each policy anniversary, you have the right to transfer all of your money in the Separate Account to the Fixed Account and obtain an extended term insurance benefit. See your policy for details regarding this option.

-- Spouse's Paid-Up Insurance Purchase Option Rider-This rider is not available.

NORTH CAROLINA

-- Free Look-You have until the later of 20 days from the date you receive your policy, or 45 days from the date the application is signed, to return the policy and receive a refund. We will allocate the initial premium you make during the first 20 days following policy issue to our General Account. At the end of this period, we will allocate your net premiums according to your instructions.

NORTH DAKOTA

-- When Life Insurance Coverage Begins-Coverage under this policy will take effect upon approval of the application and receipt of the first premium.

-- Death Claims-If payment of Policy Proceeds is placed under one or more of the options described in this section, it will bear interest compounded each year from the Insured's death to the date the proceed payments begin.

-- The Suicide Exclusion period is one year from the Issue Date.

OKLAHOMA

-- Free Look-If the refund is not made within 30 days of cancellation, the amount of the refund will accumulate at interest, as required by the Insurance Code of the State of Oklahoma.

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

OREGON

-- Title-The policy title is "Modified Premium Variable Universal Life Insurance
   Policy." Also, it is considered "Variable Life Insurance Benefit--Single Premium Payments."

-- Variable Benefits-The amount of variable benefits will not be adversely affected by expense or mortality results.

-- The state tax is referred to as a "Tax Charge Back." The rate may not be changed for the life of the policy.

SOUTH CAROLINA

-- Title-The policy title is "Variable Universal Life Insurance Policy."

VERMONT

-- Vermont law requires that insurance contracts and policies offered to married persons and their families be made available to parties to a civil union and their families, unless federal law prohibits such action or limits the benefits available under the policy to persons recognized as married under federal law. You should ask your registered representative how this law may impact your policy and the benefits available under it.

                     VARIATIONS BY JURISDICTION (SERIES 2)

CALIFORNIA

-- Free Look-If you cancel your policy, we will pay you your policy's Cash Value on the date you return the policy, plus the charges that were deducted from the premium payments you have made, less any loans and partial withdrawals you have taken.

COLORADO

-- The Suicide Exclusion period is one year from the Issue Date.

-- Transfers Among Investment Divisions and the Fixed Account-If there is a change in the investment strategy of the Separate Account, you can make an unrestricted transfer from the Separate Account to the Fixed Account, regardless of any limits on such transfers that apply.

CONNECTICUT

-- 24 Month Exchange Privilege-The new policy will be on a permanent fixed benefit plan of life insurance offered by us on the date of issue of this policy and premium rates in effect on that date for the same class of insurance. The new policy will have a Face Amount equal to the initial Face Amount of this policy. The new policy will be based on the same issue age, sex, and class of risk as this policy. All riders attached to this policy will be included in the new policy only if those riders would have been offered with new policy on its date of issue.

DISTRICT OF COLUMBIA

-- Free Look-You have until the later of 20 days from the date you receive your policy, or 45 days from the date the application is signed, to return the policy and receive a refund. We will allocate the initial premium you make during the first 20 days following policy issue to our General Account. At the end of this period, we will allocate your net premiums according to your instructions.

FLORIDA

-- Termination and Reinstatement-The late period is the 31 days following the Monthly Deduction Day on which the Cash Surrender Value is zero, or less than zero. We will mail a notice to the policyholder (and any known assignee) at least 30 days before the end of the late period.

ILLINOIS

-- Free Look-No loans or withdrawals are permitted during this period.

INDIANA

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

-- Free Look-You can return the policy to any of our registered representatives.

-- When We Pay Policy Proceeds-Any claim for the life insurance proceeds under this policy will be settled within two months of receipt of due proof of the death of the Insured.

KANSAS

-- Premium Payments-Premiums may also be paid to any of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

LOUISIANA

-- Late Period-To inform you of this event, we will mail a notice to you at your last known address at least 62 days before the end of the late period.

MASSACHUSETTS

-- Death Benefit Guarantee (in Massachusetts the Death Benefit Guarantee may be considered a no lapse guarantee feature)-For the lifetime of the policy, we guarantee the Life Insurance Benefit under the policy in an amount equal to the initial Face Amount. This means, if the Death Benefit Guarantee is in effect, this policy will not lapse if your Cash Surrender Value is insufficient to cover the monthly deductions. If you have an outstanding loan, you may be required to make an additional premium payment during the 62-day grace period to maintain the Death Benefit Guarantee. However, if you allow the Death Benefit Guarantee to be invoked and continue your policy, you will be foregoing the advantage of building Cash Value.

-- Transfers Between Investment Divisions and/or the Fixed Account-If there is a change in the investment strategy of the Separate Account, you can make an unrestricted transfer from the Separate Account to the Fixed Account, regardless of any limits on such transfers that apply.

-- Living Benefits Rider-This rider is not available.

MICHIGAN

-- Living Benefits Rider-The benefit can be exercised if the Insured has a life expectancy of six months or less.

MINNESOTA

-- Free Look-You may cancel this policy by delivering or mailing a written notice, or sending a telegram, to New York Life Insurance and Annuity Corporation's Home Office, 51 Madison Avenue, New York, NY 10010, and by returning the policy before midnight of the twentieth day after the date you receive the policy. Notice and return of the policy by mail are effective on being postmarked, properly addressed, and postage prepaid. We will return all payments made for this policy within 10 days after we receive notice of cancellation and the returned policy.

-- When We Pay Policy Proceeds-Any claim for the life insurance proceeds under this policy will be settled within two months of receipt of due proof of the death of the insured.

NEBRASKA

-- Late Period-This policy will end, and there will be no more benefits under the policy, 61 days after we send notice that the Cash Surrender Value is insufficient to cover the Monthly Deduction Charges.

NEW HAMPSHIRE

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

NORTH CAROLINA

-- Free Look-You have until the later of 20 days from the date you receive your policy, or 45 days from the date the application is signed, to return the policy and receive a refund. We will allocate the initial premium you make during the first 20 days following policy issue to our General Account. At the end of this period, we will allocate your net premiums according to your instructions.

NORTH DAKOTA

-- When Life Insurance Coverage Begins-Coverage under this policy will take effect upon approval of the application and receipt of the first premium.

-- Death Claims-If payment of the Policy Proceeds is placed under one or more of the options described in this section, it will bear interest compounded each year from the Insured's death to the date the proceed payments begin.

-- The Suicide Exclusion period is one year from the Issue Date.

OHIO

-- Any life insurance proceeds paid in one sum will be paid within two months after we receive due proof of the Insured's death.

OKLAHOMA

-- Free Look-If the refund is not made within 30 days of cancellation, the amount of the refund will accumulate at interest, as required by the Insurance Code of the State of Oklahoma.

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

OREGON

-- Title-The policy title is "Modified Premium Variable Universal Life Insurance
   Policy". Also, it is considered "Variable Life Insurance Benefit-Single Premium Payments".

-- Variable Benefits-The amount of variable benefits will not be adversely affected by expense or mortality results.

-- The state tax is referred to as a "Tax Charge Back". The rate may not be changed for the life of the policy.

SOUTH CAROLINA

-- Title-The policy title is "Variable Universal Life Insurance Policy."

VERMONT

-- Vermont law requires that insurance contracts and policies offered to married persons and their families be made available to parties to a civil union and their families, unless federal law prohibits such action or limits the benefits available under the policy to persons recognized as married under federal law. You should ask your registered representative how this law may impact your policy and the benefits available under it.

                     VARIATIONS BY JURISDICTION (SERIES 3)

CALIFORNIA

-- Free Look-If you cancel your policy, we will pay you your policy's Cash Value on the date you return the policy, plus the charges that were deducted from the premium payments you have made, less any loans and partial withdrawals you have taken.

COLORADO

-- The Suicide Exclusion period is one year from the Issue Date.

-- Transfers Among Investment Divisions and the Fixed Account-If there is a change in the investment strategy of the Separate Account, you can make an unrestricted transfer from the Separate Account to the Fixed Account, regardless of any limits on such transfers that apply.

CONNECTICUT

-- Loan Interest-Due to state regulation, the loan interest rate is fixed at 6% and may not be changed.

-- 24 Month Exchange Privilege-The new policy will be on a permanent fixed benefit plan of life insurance offered by us on the date of issue of this policy and premium rates in effect on that date for the same class of insurance. The new policy will have a Face Amount equal to the initial Face Amount of this policy. The new policy will be based on the same issue age, sex, and class of risk as this policy. All riders attached to this policy will be included in the new policy only if those riders would have been offered with new policy on its date of issue.

DISTRICT OF COLUMBIA

-- Free Look-You have until the later of 20 days from the date you receive your policy, or 45 days from the date the application is signed, to return the policy and receive a refund. We will allocate the initial premium you make during the first 20 days following policy issue to our General Account. At the end of this period, we will allocate your net premiums according to your instructions.

FLORIDA

-- Termination and Reinstatement-The late period is the 31 days following the Monthly Deduction Day on which the Cash Surrender Value is zero or less than zero. We will mail a notice to the policyholders (and any known assignee) at least 30 days before the end of the late period.

ILLINOIS

-- Free Look-No loans or withdrawals are permitted during this period.

INDIANA

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

-- Free Look-You can return the policy to any of our registered representatives.

-- When We Pay Policy Proceeds-Any claim for the life insurance proceeds under this policy will be settled within two months of receipt of due proof of the death of the Insured.

KANSAS

-- Premium Payments-Premiums may also be paid to any of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

LOUISIANA

-- Late Period-To inform you of this event, we will mail a notice to you at your last known address at least 62 days before the end of the late period.

MARYLAND

-- Free Look-You have until the later of 20 days from the date you receive your policy, or 45 days from the date the application is signed, to return the policy and receive a refund. We will allocate the initial premium you make during the first 20 days following policy issue to our General Account. At the end of this period, we will allocate your net premiums according to your instructions.

-- In the policy provisions, the Death Benefit Guarantee is referred to as the Death Benefit Amount that is guaranteed to be paid.

-- On the policy anniversary when the Insured is age 100, the cash value will be moved into the Fixed Account and no further Mortality and Expense Risk Charge deductions will be made.

MASSACHUSETTS

-- Death Benefit Guarantee (in Massachusetts the Death Benefit Guarantee may be considered a no lapse guarantee feature)-For the lifetime of the policy, we guarantee the life insurance benefit under the policy in an amount equal to the initial face amount. This means, if the Death Benefit Guarantee is in effect, this policy will not lapse if your cash surrender value is insufficient to cover the monthly deductions. If you have an outstanding loan, you may be required to make an additional premium payment during the 62-day grace period to maintain the Death Benefit Guarantee. However, if you allow the Death Benefit Guarantee to be invoked and continue your policy, you will be foregoing the advantage of building cash value.

MICHIGAN

-- Living Benefits Rider-The benefit can be exercised if the Insured has a life expectancy of six months or less.

MINNESOTA

-- Free Look-You may cancel this policy by delivering or mailing a written notice, or sending a telegram, to New York Life Insurance and Annuity Corporation's Home Office, 51 Madison Avenue, New York, NY 10010, and by returning the policy before midnight of the twentieth day after the date you receive the policy. Notice and return of the policy by mail are effective on being postmarked, properly addressed, and postage prepaid. We will return all payments made for this policy within 10 days after we receive notice of cancellation and the returned policy.

-- When We Pay Policy Proceeds-Any claim for the life insurance proceeds under this policy will be settled within two months of receipt of due proof of the death of the insured.

NEBRASKA

-- Late Period-This policy will end, and there will be no more benefits under the policy, 61 days after we send notice that the Cash Surrender Value is insufficient to cover the Monthly Deduction Charges.

NEW HAMPSHIRE

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

NEW YORK

-- Free Look-You have 10 days from the date you receive your policy to return the policy and receive a refund. We will allocate the initial premium and any other premium payments you make during this period to our General Account. After the free look period, we will allocate your net premiums according to your instructions.

-- Change in Objective of an Investment Division-If there is a change in the investment strategy of an Investment Division, you have the option of converting, without evidence of insurability, your policy within 60 days after the effective date of such change or the date you receive notification of such change, whichever is later. You may elect to convert your policy to a new fixed benefit life insurance policy, for an amount of insurance not greater than the Life Insurance Benefit of the original policy, on the date of conversion. The new policy will be based on the same issue age, sex, and class of risk as your original policy, but will not offer variable investment options such as the Investment Divisions. All riders attached to your original policy will end on the date of any such conversion.

-- Special Provision Regarding Extended Term Insurance-On each policy anniversary, you have the right to transfer all of your money in the Separate Account to the Fixed Account and obtain an extended term insurance benefit. See your policy for details regarding this option.

-- Spouse's Paid-Up Insurance Purchase Option Rider-This rider is not available.

NORTH CAROLINA

-- Free Look-You have until the latter of 20 days from the date you receive your policy, or 45 days from the date the application is signed, to return the policy and receive a refund. We will allocate the initial premium you make during the first 20 days following policy issue to our General Account. At the end of this period, we will allocate your net premiums according to your instructions.

NORTH DAKOTA

-- When Life Insurance Coverage Begins-Coverage under this policy will take effect upon approval of the application and receipt of the first premium.

-- Death Claims-If payment of the Policy Proceeds is placed under one or more of the options described in this section, it will bear interest compounded each year from the Insured's death to the date the proceed payments begin.

-- The Suicide Exclusion period is one year from the Issue Date.

OHIO

-- Any life insurance proceeds paid in one sum will be paid within two months after we receive due proof of the Insured's death.

OREGON

-- Title-The policy title is "Modified Premium Variable Universal Life Insurance
   Policy." Also, it is considered "Variable Life Insurance Benefit-Single Premium Payments".

-- Variable Benefits-The amount of variable benefits will not be adversely affected by expense or mortality results.

-- The state tax is referred to as a "Tax Charge Back". The rate may not be changed for the life of the policy.

OKLAHOMA

-- Free Look-If the refund is not made within 30 days of cancellation, the amount of the refund will accumulate at interest, as required by the Insurance Code of the State of Oklahoma.

-- Premium Payments-Premiums may also be paid to any one of our authorized registered representatives in exchange for a receipt signed by the President or Secretary of the Corporation and duly countersigned.

SOUTH CAROLINA

-- Title-The policy title is "Variable Universal Life Insurance Policy."

TEXAS

-- Surrender-If the policy is surrendered within 30 days after a policy anniversary, the cash surrender value of the Fixed Account will not be less than the cash surrender value of the Fixed Account on such anniversary, assuming no unplanned premium payments, transfers, or partial withdrawals take place during that time.

VERMONT

-- Vermont law requires that insurance contracts and policies offered to married persons and their families be made available to parties to a civil union and their families, unless federal law prohibits such action or limits the benefits available under the policy to persons recognized as married under federal law. You should ask your registered representative how this law may impact your policy and the benefits available under it.

                        OBTAINING ADDITIONAL INFORMATION

     The Statement of Additional Information ("SAI") includes additional information about SPVUL, including information about compensation arrangements. The SAI is available without charge upon request. You can request the SAI by mail (at the Variable Products Service Center at 51 Madison Avenue, Room 452, New York, NY 10010), through the internet on our corporate website (www.newyorklife.com), or by phone on our toll-free number, (1-800-598-2019). The current SAI is incorporated by reference into the prospectus and has been filed with the SEC.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")


                                                               PAGE
                                                               ----
General Information and History.............................     2
Additional Information About the Operations of the
  Policies..................................................     2
Distribution and Compensation Arrangements..................     9
Underwriting a Policy.......................................    10
Additional Information About Charges........................    11
Loans.......................................................    14
Surrender of Your Policy....................................    14
Financial Statements........................................    14
NYLIAC & Separate Account Financial Statements..............   F-1
Performance Summary.........................................   P-1


     Information about SPVUL (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about SPVUL are available on the SEC's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-0102.

     For a personalized illustration, contact your Registered Representative or call our toll-free number, 1-800-598-2019.

SEC File Number: 811-07798

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                     DATED


                                  MAY 1, 2006


                                      FOR

            NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                                      FROM

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current NYLIAC Single Premium Variable Universal Life Insurance ("SPVUL") prospectus. You should read the SAI in conjunction with the current SPVUL prospectus dated May 1, 2006 and any supplements thereto. This SAI is incorporated by reference into the prospectus. You may obtain the prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at 1-800-598-2019 or writing to NYLIAC at Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in the SAI have the same meaning as in the current SPVUL prospectus.


                               TABLE OF CONTENTS


                                                               PAGE
                                                               ----
General Information and History.............................     2
Additional Information About the Operation of the
  Policies..................................................     2
Distribution and Compensation Arrangements..................     9
Underwriting a Policy.......................................    10
Additional Information About Charges........................    11
Loans.......................................................    14
Surrender of Your Policy....................................    14
Financial Statements........................................    14
NYLIAC and Separate Account Financial Statements............   F-1
Performance Summary.........................................   P-1


     SPVUL IS OFFERED UNDER NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I.

                        GENERAL INFORMATION AND HISTORY

     The SPVUL prospectus and SAI describe three modified single premium variable universal life insurance policies that NYLIAC issues. Series 1 is a policy NYLIAC offered for sale prior to May 10, 2002. This policy will continue to be offered where neither Series 2 nor 3 is yet available. Series 2 is a policy NYLIAC has offered for sale since May 10, 2002, where approved. This policy will continue to be offered where Series 3 is not yet available. Series 3 is a policy NYLIAC began offering for sale on May 16, 2003, where approved.

ABOUT NYLIAC

     NYLIAC is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident, and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in the prospectus, NYLIAC offers other life insurance policies and annuities. NYLIAC's financial statements are also included in this SAI. NYLIAC's principal business address is 51 Madison Avenue, New York, New York 10010.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company founded in New York in 1845. NYLIAC had total assets amounting to $69.4 billion at the end of 2005. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


TAX STATUS OF NYLIAC AND THE SEPARATE ACCOUNT


     NYLIAC is taxed as a life insurance company under IRC Subchapter L. The Separate Account is not a taxable entity separate from NYLIAC, and we take its operations into account in determining NYLIAC's income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy Cash Values and are applied automatically to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account are taxed to NYLIAC to the extent that those items are applied to increase reserves associated with the policies.



           ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES


     The prospectus provides information about the policy and its riders. The following is additional information about these terms.

INVESTMENT DIVISIONS

     As discussed in the prospectus, the following are the available Eligible Portfolios of each Fund:

     MainStay VP Series Fund, Inc.:
          -- MainStay VP Balanced--Initial Class

          -- MainStay VP Basic Value--Initial Class

          -- MainStay VP Bond--Initial Class
          -- MainStay VP Capital Appreciation--Initial Class
          -- MainStay VP Cash Management
          -- MainStay VP Common Stock--Initial Class

          -- MainStay VP Conservative Allocation--Initial Class


          -- MainStay VP Convertible--Initial Class

          -- MainStay VP Floating Rate--Initial Class

          -- MainStay VP Government--Initial Class

          -- MainStay VP Growth Allocation--Initial Class


          -- MainStay VP High Yield Corporate Bond--Initial Class


          -- MainStay VP Income & Growth--Initial Class

          -- MainStay VP International Equity--Initial Class

          -- MainStay VP Large Cap Growth--Initial Class (formerly MainStay VP
             Growth)


          -- MainStay VP Mid Cap Core--Initial Class

          -- MainStay VP Mid Cap Growth--Initial Class
          -- MainStay VP Mid Cap Value--Initial Class

          -- MainStay VP Moderate Allocation--Initial Class


          -- MainStay VP Moderate Growth Allocation--Initial Class


          -- MainStay VP S&P 500 Index--Initial Class

          -- MainStay VP Small Cap Growth--Initial Class
          -- MainStay VP Total Return--Initial Class
          -- MainStay VP Value--Initial Class

     The Alger American Fund
          -- Alger American Small Capitalization--Class O Shares

     Calvert Variable Series, Inc.
          -- Calvert Social Balanced Portfolio

     Dreyfus Investment Portfolios
          -- Dreyfus IP Technology Growth--Initial Shares

     Fidelity Variable Insurance Products Fund
          -- Fidelity(R) VIP Contrafund(R)--Initial Class
          -- Fidelity(R) VIP Equity-Income--Initial Class

     Janus Aspen Series
          -- Janus Aspen Series Balanced--Institutional Shares
          -- Janus Aspen Series Worldwide Growth--Institutional Shares


     Royce Capital Fund:


          -- Royce Micro-Cap Porfolio


          -- Royce Small-Cap Porfolio


     T. Rowe Price Equity Series, Inc.
          -- T. Rowe Price Equity Income Portfolio


     Van Eck Worldwide Insurance Trust:


          -- Van Eck Worldwide Hard Assets


     The Universal Institutional Funds, Inc.
          -- Van Kampen UIF Emerging Markets Equity--Class I


     The Funds and Eligible Portfolios offered though this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor (see "Sales and Other Agreements" below).


     The Funds' shares may be available to certain separate accounts we use to fund our variable annuity policies. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. shares of all other Funds may be available to separate accounts of insurance companies that are not affiliated with NYLIAC and, in certain instances, to qualified plans. This is called "shared funding." Although we do not anticipate that any difficulties will result from mixed and shared funding, it is possible that differences in tax treatment and other considerations may cause the interests of owners of various contracts participating in the Funds to be in conflict. The Board of Directors/Trustees of each Fund, the Funds' investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. In the event of a material conflict, we could be required to withdraw from an Eligible Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The investment experience of an Investment Division of the Separate Account reflects increases or decreases in the net asset value of the shares of the underlying Fund, any dividend or capital gains distributions declared by the Fund, and any charges against the assets of the Investment Division. We determine this investment experience each valuation day, which is when the net asset value of the underlying Fund is determined. The actual net rate of return for an Investment Division measures the investment experience from the end of one valuation day to the end of the next valuation day.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     We may add, delete or substitute the Eligible Portfolio shares held by any Investment Division, within certain limits. We may eliminate the shares of any of the Eligible Portfolios and substitute shares of another portfolio of a Fund or of another registered open-end management investment company or other investment vehicles. We may do this if the shares of an Eligible Portfolio are no longer available for investment or if we, in our sole discretion, decide that investment in an Eligible Portfolio is inappropriate given the purposes of the Separate Account. A new Eligible Portfolio may have higher fees and charges than the one it replaces. We will not substitute shares attributable to your interest in an Investment Division until you have been notified of the change, as required by the 1940 Act and we have obtained any necessary regulatory approvals.

     We may establish new Investment Divisions and/or eliminate one or more Investment Divisions when marketing, tax, investment, or other conditions make it appropriate. We may decide whether or not the new Investment Divisions should be made available to existing policyowners.

     If we make a substitution or change to the Investment Divisions, we may change your policy to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the 1940 Act, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

REINVESTMENT

     We automatically reinvest all dividends and capital gains distributions from Eligible Portfolios in additional shares of the distributing Portfolio at their net asset value on the date the dividends or distributions are paid.


ADDITIONAL INFORMATION ABOUT THE AMOUNT IN THE SEPARATE ACCOUNT: VALUATION OF ACCUMULATION UNITS


     The value of an accumulation unit on any valuation day equals the value of an accumulation unit on the preceding valuation day multiplied by the net investment factor. We calculate a net investment factor for the period from the close of the New York Stock Exchange on the immediately preceding valuation day to its close on the current valuation day using the following formula:

     SERIES 1

                                    (a/b)-c

          Where: a = the sum of:

                        (1) the net asset value of the Fund share held in the
                            Separate Account for that Investment Division at the end of the current valuation day, plus

                        (2) the per share amount of any dividends or capital
                            gains distributions made by the Fund for shares held in the Separate Account for that Investment Division if the ex-dividend date occurs during such period.

                   b = the net asset value of the Fund share held in the
                       Separate Account for that Investment Division at the end of the preceding valuation day.

                   c = a factor representing the Mortality and Expense Risk
                       charge. This factor is deducted on a daily basis and is currently equal to an annual rate of .50% of the value of each Investment Division's assets.

     SERIES 2 AND SERIES 3

                                     (a/b)

          Where: a = the sum of:

                        (1) the net asset value of the Fund share held in the
                            Separate Account for that Investment Division at the end of the current valuation day, plus

                        (2) the per share amount of any dividends or capital
                            gains distributions made by the Fund for shares held in the Separate Account for that Investment Division if the ex-dividend date occurs during such period.

                   b = the net asset value of the Fund share held in the
                       Separate Account for that Investment Division at the end of the preceding valuation day.

     The net investment factor may be greater or less than one. Therefore, the value of an accumulation unit may increase or decrease.

ADDITIONAL BENEFITS THROUGH RIDERS

     The following riders are available with this policy, and a description of each is provided in the current prospectus:

     Living Benefits Rider
     Spouse's Paid-Up Insurance Purchase Option Rider

     Riders are subject to regulatory approval in each jurisdiction and may not be available in all jurisdictions. In addition, the rider name and the requirements for any rider may vary by jurisdiction. You should contact your registered representative to determine whether a rider you are considering is available in your jurisdiction. Additional information for specific riders appears below.

     -- LIVING BENEFITS RIDER

     You can elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Policy Proceeds. We will pay you an amount equal to the results of the following calculation:

  -------------------------------------------------------
                     CALCULATION STEPS
  -------------------------------------------------------
  STEP 1
  Eligible Proceeds X Elected percentage
  -------------------------------------------------------
  STEP 2
  Result of Step 1 X Interest factor (varies)
  -------------------------------------------------------
  STEP 3
  Result of Step 1 - Result of Step 2
  -------------------------------------------------------
  STEP 4
  Result of Step 3 - Unpaid loan - Administrative Fee
  -------------------------------------------------------

     If you accelerate less than 100% of the eligible proceeds, the remaining Face Amount of your policy after we pay this benefit must be at least $50,000. We do not permit any subsequent acceleration.

     Minimum accelerated benefit amount: $25,000

     Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC and affiliated companies' policies).

     When we make a payment under this rider we will reduce your policy's Face Amount, monthly deductions, Cash Value, and any unpaid policy loan based on the percentage you elected. We will deduct an administrative fee of up to $150 at the time you exercise the rider.

     Amounts received under the Living Benefits Rider will generally be excludable from your gross income under IRC Section 101(g). The exclusion from gross income will not apply, however, if you are not the insured or if you do not have an insurable interest in the life of the insured either because the insured is your director, officer, or employee, or because the insured has a financial interest in a business of yours.

     In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of a "life insurance contract" under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform to any requirements the IRS may enact.

     -- SPOUSE'S PAID-UP INSURANCE PURCHASE OPTION RIDER

     The maximum Face Amount of the spouse's new paid-up whole life policy is the lesser of:

       -- The maximum amount of the Policy Proceeds payable under this policy
          (before any unpaid loan is deducted); or

       -- $5,000,000.

FOR POLICIES ISSUED PRIOR TO MAY 13, 2005

     If the Primary Insured's spouse dies at the same time as the Primary Insured or within 90 days after the Primary Insured's death and does not exercise the option under this rider, we will pay a benefit to the spouse's estate equal to the maximum amount of insurance coverage that could have been purchased under this rider, minus the premium payment that would have been required for that insurance (cannot exceed maximum of $5,000,000).

FOR POLICIES ISSUED ON OR AFTER MAY 13, 2005

     If the Primary Insured's spouse dies at the same time as the Primary Insured or within 30 days after the Primary Insured's death and does not exercise the option under this rider, we will pay a benefit to the spouse's estate equal to the maximum amount of insurance coverage that could have been purchased under this rider, minus the premium payment that would have been required for that insurance (cannot exceed maximum of $2,500,000).

     If someone other than the spouse (including a trust) is the owner and beneficiary under the policy, that person can also exercise the option and purchase a paid-up whole life policy on the life of the spouse. The owner must have an insurable interest in the life of the spouse, and the spouse must consent to the issuance of the new insurance in writing.

OPTIONS AVAILABLE AT NO ADDITIONAL CHARGE

     -- DOLLAR COST AVERAGING

     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Since you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure growth or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue investing during periods of low price levels.

     If you decide to use the Dollar Cost Averaging feature, we will ask you to specify:

     -- the dollar amount you want to have transferred (minimum transfer: $100);

     -- the Investment Division you want to transfer money from;

     -- the Investment Divisions and/or Fixed Account you want to transfer money to;

     -- the date on which you would like the transfers to be made, within limits; and

     -- how often you would like the transfers to be made: monthly, quarterly, semiannually or annually.

     You may not make Dollar Cost Averaging transfers from the Fixed Account, but you can make Dollar Cost Averaging transfers into the Fixed Account.

     We will make Dollar Cost Averaging transfers on the date you specify, or, if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month other than the 29th, 30th or 31st of the month. We will not process a Dollar Cost Averaging transfer unless we have received a written request at the Variable Products Service Center ("VPSC") at: Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing). NYLIAC must receive the request in writing no later than five business days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five business days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.

     The minimum Cash Value required to elect this option is $2,500. We will suspend this feature automatically if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds $2,000, the Dollar Cost Averaging transfers will resume automatically as last requested. However, once all money has been transferred to the Investment Divisions of your choice, or the individual separate account fund balance is less than $100.00, the Dollar Cost Averaging Plan will cease. A new request will be required to resume this feature.

     You may cancel the Dollar Cost Averaging feature at any time by written request. You may not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two features.

     -- AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain a set investment mix. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to a particular Investment Division, and the other 50% be allocated to another Investment Division. Over time, the variations in each of these Investment Divisions' investment results would cause this balance to shift. If you elect to have the Automatic Asset Reallocation feature, we will automatically reallocate the amounts you have in the Separate Account among the various Investment Divisions so that they are invested in the percentages you specify.

     We will make Automatic Asset Reallocation transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You can choose to schedule the investment reallocations quarterly, semi-annually or annually, but not on a monthly basis. You can specify any day of the month other than the 29th, 30th or 31st. We will not process Automatic Asset Reallocation transfers unless we have received a written request at VPSC at: Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing). NYLIAC must receive the request in writing no later than five business days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five business days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.

     The minimum Cash Value you must have allocated to the Separate Account is $2500. We will suspend this feature automatically if the Cash Value is less than $2,000 on a reallocation date. Once the Cash Value equals or exceeds $2,000, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions for this feature.

     You can cancel the Automatic Asset Reallocation feature at any time by written request. You cannot elect Automatic Asset Reallocation if you have chosen Dollar Cost Averaging. However, you have the option of alternating between these two features.

     -- INTEREST SWEEP

     You can elect to make automatic transfers of the interest earned in the Fixed Account if the amount in the Fixed Account is at least $2,500. We will make all Interest Sweep transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month other than the 29th, 30th, or 31st. We will not process an interest sweep transfer unless we have received a written request at the VPSC at: Madison Square Station, P.O. Box 922, New York, NY 10159 (or any other address we indicate to you in writing). NYLIAC must receive the request in writing no later than five Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.

     You cannot choose the interest sweep feature if you have instructed us to pay any part of your policy charges from the Fixed Account. If you want to elect the interest sweep feature and you want to allocate your charges, you must allocate your expenses to the MainStay VP Cash Management Investment Division.

     You can request interest sweep in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation feature. If an interest sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, we will process the interest sweep transfer first.

     If an interest sweep transfer would cause more than the greater of: (i) $5,000 or (ii) 20% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and we will suspend the interest sweep feature. If the amount you have in the Fixed Account is less than $2,000, we will automatically suspend this feature. Once the amount you have in the Fixed Account equals or exceeds $2,000, the interest sweep feature will resume automatically as scheduled. You can cancel the interest sweep feature at any time by written request.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by registered representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.


     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements may influence the recommendation made by your registered representative or broker-dealer.



     The maximum commissions payable to a broker-dealer in the first 30 policy years are equivalent to the present value of an annual commission rate for 30 years of 5.5% per year.(1) Broker-dealers receive commission not to exceed 5.5% of premiums paid in Policy Year 1, plus 3.0% of premiums paid in Policy Years 2-15. Broker-dealers may also receive an allowance for expenses that ranges generally from 0% to 3% of first year premiums.



     The total commissions paid during the fiscal years ended December 31, 2005, 2004 and 2003, were $378,709, $552,579, and $517,292, respectively. NYLIFE
Distributors did not retain any of these commissions.


---------------
(1) Assumes a discount rate of 6%. Additional assumptions for the SPVUL product are Female Issue Age 60, issued preferred, with a planned single premium of $10,000 and an initial face amount of $21,092.

     Broker-dealers may also receive additional compensation based on a percentage of a policy's Separate Account Value, less any policy loans, beginning in Policy Year 4. The percentages are not expected to exceed 0.20% in Policy Years 4-15 and 0.15% in Policy Years 16 and beyond.


     New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of sales-related incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

     Unaffiliated broker-dealers may receive sales support for products manufactured and issued by New York Life or its affiliates from Brokerage General Agents ("BGAs") who are not employed by New York Life. BGAs receive commissions on the policies based on a percentage of the commissions the registered representative receives and an allowance for expenses based on first year premiums paid.

     NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

     The policies are sold and premium payments are accepted on a continuous basis.

                             UNDERWRITING A POLICY

     The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations include: (i) the insured's age; (ii) the insured's health history; (iii) whether the insured smokes or not; and (iv) the amount of insurance coverage requested on the policy application. As risk factors are added (i.e., higher age, smoker, poor health history, higher insurance coverage) the amount of the premium required for an approved policy will increase.

                      ADDITIONAL INFORMATION ABOUT CHARGES



     The following example reflects how charges impact a policy.


                             EXAMPLE (FOR SERIES 3)


     This example assumes a female insured, issue age 60, a death benefit guarantee amount of $21,092, and an initial single premium of $10,000. It also assumes current charges and a 6% hypothetical gross annual investment return, which results in a 5.14% net annual investment return. It also assumes the policy is in its first Policy Year. There is no guarantee that the current charges illustrated below will not change.




PREMIUM                                       $10,000.00     You choose the initial single premium you intend to pay. Any
    Less state tax charges                        200.00     additional premium payments you make are called unplanned
    Less federal tax charges                      125.00     premiums.
                                              ----------
    Net Premium                               $ 9,675.00

Plusnet investment performance (earned                       We allocate your net premium to the Investment Divisions
    from the Investment Divisions and/or                     and/or the Fixed Account based on your instructions.
    the Fixed Account) (varies daily)
                                                  491.70
  Lesstotal annual monthly deferred sales
      expense charge                               39.21
  Lesstotal annual monthly cost of
      insurance charge (varies monthly)
  Lesstotal annual monthly administrative          56.59
      charge (based on amount of Cash
      Value)
                                                   58.81
  Lesstotal annual Mortality and Expense
      Risk Charge (based on the Cash Value
      allocated to the Separate Account)
                                                   49.03
------------------------------------------

CASH VALUE                                    $ 9,963.06     Cash Value may be used to determine the amount of your Life
  Lesssurrender charges                           672.22     Insurance Benefit as well as the Cash Surrender Value of your policy.

                                                             We may assess a surrender charge when you make a partial
                                                             withdrawal or full surrender in the first nine Policy Years.
------------------------------------------

CASH SURRENDER VALUE                          $ 9,290.84     The amount of loans, withdrawals, and surrenders you can make
  (as of the end of the first Policy Year)                   is based on your policy's Cash Surrender Value.


     The following is additional information about certain specific charges that can be associated with your policy.

                            DEDUCTIONS FROM PREMIUMS

     For Series 1 and 2 policies there are no deductions from premiums. For Series 3 policies, when we receive a premium payment from you we will deduct a state tax charge and a federal tax charge from your premium.

STATE TAX CHARGE

     Some jurisdictions impose a tax on the premiums insurance companies receive from their policyholders ranging from 0.0% to 3.5% of premium payments. (The tax may be higher in certain U.S. territories.) We deduct a charge of 2% of all premiums we receive to cover these state taxes. This charge may not reflect the actual tax charged in your state. We may increase the amount we deduct as a state tax charge to reflect changes in the law. Our right to increase this charge is limited in some jurisdictions by law.

FEDERAL TAX CHARGE


     We deduct 1.25% of each premium payment you make to cover the Federal tax that results. We may increase the amount we deduct as a federal tax charge to reflect changes in the law.


OTHER TAX CHARGES

     Other than the federal tax charge discussed above, no other charge is currently made on the Separate Account for our Federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our Federal income taxes that are attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, we may impose a charge for the policy's share of NYLIAC's Federal income taxes attributable to the Fixed Account.

     Under current laws, we may incur state or local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.

                              TRANSACTION CHARGES

SURRENDER CHARGES

     For Policy Years 1-9, we deduct a surrender charge on any surrender or partial withdrawal that is in excess of the Surrender Charge Free Window. In any Policy Year, the Surrender Charge Free Window is the greater of 10% of the premiums paid, or 100% of your policy's gain. If you surrender the policy or take a partial withdrawal in excess of the Surrender Charge Free Window, we deduct an amount equal to the Cash Value (or Cash Value withdrawn for partial withdrawals) less the Surrender Charge Free Window amount, multiplied by the percentage (as shown in the table below for the applicable Policy Year). The surrender charge will never exceed a percentage (as shown in the tables below for the applicable Policy Year) of the initial single premium payment.

--------------------------------------      --------------------------------------
            SERIES 1 AND 2                                 SERIES 3
--------------------------------------      --------------------------------------
  POLICY YEAR      PERCENTAGE APPLIED         POLICY YEAR      PERCENTAGE APPLIED
---------------    -------------------      ---------------    -------------------
  1                         9%                1                        7.5%
  2                         8%                2                        7.0%
  3                         7%                3                        6.5%
  4                         6%                4                        6.0%
  5                         5%                5                        5.0%
  6                         4%                6                        4.0%
  7                         3%                7                        3.0%
  8                         2%                8                        2.0%
  9                         1%                9                        1.0%
  10 and beyond             0%                10 and beyond            0.0%
--------------------------------------      --------------------------------------

PARTIAL WITHDRAWAL FEE AND SURRENDER CHARGE

     If you make a partial withdrawal we will deduct a processing fee of $25 and a surrender charge (as described above).

TRANSFER CHARGE

     We may impose a charge of $30 per transfer for each transfer after the first twelve in any Policy Year.

                           DEDUCTIONS FROM CASH VALUE

DEFERRED SALES EXPENSE CHARGE

     On each Monthly Deduction Day for a 10-year period after a premium payment is applied, we deduct a deferred sales expense charge to partially cover our expenses of selling the policy to you. The amount of sales expense charge in a Policy Year is not necessarily related to our actual expenses for that particular year. To the extent that sales expenses are not covered by the sales expense charge and the surrender charge, they will be recovered from the NYLIAC surplus, including any amounts derived from the Mortality and Expense Risk charge, the charge for cost of insurance protection or the monthly administrative charge. The sales expense charge we deduct is a percentage of the Cash Value. For Series 1 and 2 polices, the sales expense charge includes a charge for sales expenses, state taxes and federal taxes.

MONTHLY ADMINISTRATIVE CHARGE

     On each Monthly Deduction Day we deduct a monthly administrative charge to compensate us for costs we incur in providing certain administrative services including recordkeeping, processing claims, and communicating with policyowners. In Policy Years 1-3 this charge is currently equal to 0.60% of your Cash Value on an annual basis. In Policy Years 4 and beyond we currently waive the monthly administrative charge if your Cash Value equals or exceeds $200,000. If your Cash Value does not equal or exceed this amount, the monthly administrative charge will be calculated based on the policy's Cash Value.

     We can change the monthly administrative charge at any time, but we guarantee that the charge will never exceed an amount equal to 0.70% of your policy's Cash Value on an annual basis.

CHARGE FOR COST OF INSURANCE PROTECTION

     The cost of insurance charge is calculated by multiplying the monthly cost of insurance rate which applies to the insured at that time by the Net Amount at Risk on the Monthly Deduction Day. The Net Amount at Risk is the difference between the current Life Insurance Benefit of your policy and the policy's Cash Value. Your cost of insurance charge will vary from month to month depending on the changes in the Net Amount at Risk as well as the cost of insurance rate.

MORTALITY AND EXPENSE RISK CHARGE

     We assume a mortality risk that the group of lives we have insured under our policies will not live as long as we expected. In addition, we assume an expense risk that the cost of issuing and administering the policies we have sold will be greater than we have estimated. For Series 1 policies, we deduct the Mortality and Expense Risk charge daily from the assets of the Separate Account. For Series 2 and 3 policies, on each Monthly Deduction Day, we deduct a Mortality and Expense Risk charge from the Cash Value allocated to the Separate Account. We may use any profit derived from the charge for any lawful purpose, including any distribution expenses not covered by the sales expense charge.

     Currently, we deduct a Mortality and Expense Risk charge that is equal to an annual rate of 0.50% of the Cash Value allocated to the Separate Account. While we may change the Mortality and Expense Risk charge that we deduct, we guarantee that this charge never will be more than an annual rate of 0.80% of the Cash Value allocated to the Separate Account.

                                     LOANS

     You can borrow up to 90% of the Cash Surrender Value of your policy. Assuming that you have not reached this maximum, you may obtain additional loans during the life of your policy.

     Currently, the effective annual loan interest rate is 6%. If the interest is not paid, it is withdrawn on a pro rata basis across all Investment Divisions.

                            SURRENDER OF YOUR POLICY

     Cash Surrender Value is significant for 2 reasons:

     -- LOANS AND PARTIAL WITHDRAWALS: You can take loans and partial withdrawals from your policy based on the amount of the policy's Cash Surrender Value.

     -- KEEPING YOUR POLICY IN EFFECT: Your policy may lapse without value if the Cash Surrender Value is insufficient to cover charges. Therefore, you may need to make additional premium payments so that the Cash Surrender Value of your policy is sufficient to pay the charges needed to keep your policy in effect.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2005 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         PERFORMANCE SUMMARY--SERIES 3

     The performance data shown below represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested, and total portfolio operating expenses. It does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge, premium tax, and federal tax. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.


NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE, SERIES 3
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005



                                                              INVESTMENT                                                SINCE
                                                               DIVISION     YEAR                                      INVESTMENT
                                                              INCEPTION      TO        1       3       5      10       DIVISION
INVESTMENT DIVISIONS(2)                                        DATE(3)      DATE     YEAR    YEARS   YEARS   YEARS    INCEPTION
MainStay VP Series Funds:
 Balanced--Initial Class                                       05/01/05       N/A      N/A    N/A     N/A     N/A        5.85%
 Basic Value--Initial Class (formerly MainStay VP Dreyfus
   Large Company Value--Initial Class)                         06/15/00      5.45%    5.45%  14.54%   N/A     N/A        6.45%
 Bond--Initial Class                                           06/16/94      2.17%    2.17%  3.59%    N/A     N/A        5.03%
 Capital Appreciation--Initial Class                           12/23/93      8.41%    8.41%  12.77%   N/A     N/A        3.89%
 Cash Management--Current 7-day yield as of December 31,
   2005
   is 3.87%(4)                                                 12/06/93      2.96%    2.96%  1.49%    N/A     N/A        1.44%
 Common Stock--Initial Class                                   06/07/94      7.71%    7.71%  14.71%   N/A     N/A        6.72%
 Convertible--Initial Class                                    10/15/96      6.61%    6.61%  11.41%   N/A     N/A        8.12%
 Floating Rate--Initial Class                                  05/01/05       N/A      N/A    N/A     N/A     N/A        2.11%
 Government--Initial Class                                     12/16/93      2.35%    2.35%  2.52%    N/A     N/A        4.01%
 High Yield Corporate Bond--Initial Class                      05/01/95      2.95%    2.95%  16.54%   N/A     N/A       13.10%
 Income & Growth--Initial Class (formerly MainStay VP
   American Century Income & Growth--Initial Class)            05/25/00      4.70%    4.70%  14.93%   N/A     N/A        7.97%
 International Equity--Initial Class                           05/01/95      7.99%    7.99%  18.10%   N/A     N/A       12.42%
 Large Cap Growth--Initial Class (formerly MainStay VP
   Growth--Initial Class)                                      05/23/00      4.31%    4.31%  9.27%    N/A     N/A        2.00%
 Mid Cap Core--Initial Class                                   07/02/01     15.87%   15.87%  24.26%   N/A     N/A       14.96%
 Mid Cap Growth--Initial Class                                 07/02/01     17.12%   17.12%  27.63%   N/A     N/A       13.20%
 Mid Cap Value--Initial Class                                  07/02/01      5.68%    5.68%  17.01%   N/A     N/A        8.68%
 S&P 500 Index(R)(5)--Initial Class                            01/03/94      4.79%    4.79%  14.07%   N/A     N/A        6.86%
 Small Cap Growth--Initial Class                               07/02/01      4.07%    4.07%  17.28%   N/A     N/A        8.03%
 Total Return--Initial Class                                   12/17/93      6.50%    6.50%  10.68%   N/A     N/A        5.91%
 Value--Initial Class                                          05/01/95      6.26%    6.26%  14.63%   N/A     N/A        5.70%
Alger American Small Capitalization--Class O Shares            10/21/96     16.88%   16.88%  24.71%   N/A     N/A       14.19%
Calvert Social Balanced                                        11/12/96      5.66%    5.66%  10.92%   N/A     N/A        6.97%
Dreyfus IP Technology Growth--Initial Shares                   07/01/01      3.80%    3.80%  16.33%   N/A     N/A        5.43%
Fidelity(R) VIP Contrafund(R)--Initial Class                   10/21/96     16.94%   16.94%  20.15%   N/A     N/A       13.01%
Fidelity(R) VIP Equity-Income--Initial Class                   10/21/96      5.87%    5.87%  15.45%   N/A     N/A        7.81%
Janus Aspen Series Balanced--Institutional Shares              10/21/96      7.94%    7.94%  10.14%   N/A     N/A        6.79%
Janus Aspen Series Worldwide Growth--Institutional Shares      10/18/96      5.87%    5.87%  11.21%   N/A     N/A        3.37%
Royce Micro-Cap                                                11/11/05       N/A      N/A    N/A     N/A     N/A        2.03%
Royce Small-Cap                                                11/11/05       N/A      N/A    N/A     N/A     N/A        2.48%
T. Rowe Price Equity Income Portfolio                          06/12/00      3.92%    3.92%  14.44%   N/A     N/A        7.74%
Van Eck Worldwide Hard Assets--Initial Class                   11/11/05       N/A      N/A    N/A     N/A     N/A       13.55%
Van Kampen UIF Emerging Markets Equity--Class I                10/21/96     33.83%   33.83%  35.10%   N/A     N/A       22.27%
--------------------------------------------------------------------------------------------------------------------------------



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.



Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and the deduction of total portfolio operating expenses. For VUL 2000 Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SVUL Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the charge per $1,000, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SPVUL Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge which is comprised of a sales expense charge, premium tax and federal tax. For SPVUL Series 3, it does not reflect the policy's current separate account charges for mortality and expense risk, state and federal tax charge, a monthly administrative charge, and the cost of insurance. For VUL Provider, it does not reflect the policy's separate account charges for mortality and expense risk, sales expense charge, state and federal tax charges, monthly contract charges, cost of insurance charges, monthly per $1,000 charges, and surrender charges. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.



Please see the hypothetical illustrations within the product prospectus that show the impact of fees and charges on the policy over time. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, including the cost of insurance, gender, age and underwriting classification of the insured.



FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.



(1) Series 2 refers to VUL 2000 and SVUL policies for which NYLIAC began accepting applications and premium payments beginning May 10, 2002, where approved, and SPVUL policies for which NYLIAC began accepting applications and premium payments beginning May 10, 2002, where approved. NYLIAC stopped accepting applications for Series 2 SPVUL policies on May 16, 2003. Series 3 refers to SPVUL Series 3 and VUL Provider policies for which NYLIAC began accepting applications and premium payments on May 16, 2003, where approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies, Series 2 policies and Series 3 policies are different.



(2) The Investment Divisions offered through VUL 2000, SVUL and SPVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.



(3) Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in Series 2 policies.



(4) AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THEY SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.



(5) MainStay VP S&P 500 Index(R) Portfolio--The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index(R) Portfolio. The MainStay VP S&P 500 Index(R) Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's make no representation regarding the advisability of investing in the MainStay VP S&P 500 Index(R) Portfolio. Investors cannot directly purchase an index.



NYLIAC VUL 2000, SPVUL, SVUL and VUL Provider are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation), and distributed by NYLIFE Distributors LLC, member NASD/SIPC), wholly owned subsidiaries of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010.

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                            BALANCED--     BASIC VALUE--        BOND--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  9,681,777     $  9,978,361     $ 27,588,100
  Dividends due and accrued.............................         11,402               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................         13,800           12,763           17,837

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         11,850           10,282           32,107
    Administrative charges..............................          1,787              520            3,253
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,693,342     $  9,980,322     $ 27,570,577
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  2,296,162     $  2,171,471     $ 13,133,595
    Group 2 Policies....................................      1,091,570        5,881,042       10,206,965
    Group 3 Policies....................................             --          131,570          378,919
    Group 4 Policies....................................      1,039,568        1,796,239        3,851,098
    Net assets retained in the Separate Account by New
      York Life Insurance and Annuity Corporation.......      5,266,042               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,693,342     $  9,980,322     $ 27,570,577
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      10.53     $      11.07     $      19.15
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      10.55     $      11.83     $      14.19
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $      12.40     $      12.21
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      10.58     $      12.49     $      11.91
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  9,416,286     $  8,636,403     $ 28,451,399
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

     MAINSTAY VP                       MAINSTAY VP                                                           MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP        HIGH YIELD
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--    CORPORATE BOND--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------
     $234,947,773     $ 33,892,955     $103,174,769     $ 34,309,226     $ 24,918,878      $ 20,101,464      $ 91,809,265
               --          183,057               --               --          122,035                --                --
          (46,646)         (15,409)         (32,257)          15,885           16,977            20,231           (21,903)

          318,739           34,345          134,472           37,305           36,451            23,321           108,970
           41,631            3,405           15,841            2,602            5,968             2,648            12,806
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $234,540,757     $ 34,022,853     $102,992,199     $ 34,285,204     $ 25,015,471      $ 20,095,726      $ 91,665,586
     ============     ============     ============     ============     ============      ============      ============
     $171,702,203     $ 13,393,765     $ 65,299,570     $ 10,736,789     $  1,045,722      $ 10,876,801      $ 51,364,906
       57,246,495       10,937,113       32,780,957       17,963,329          594,123         6,082,056        25,483,400
          287,214        3,214,386          437,267          287,474               --           185,190           557,752
        5,304,845        6,477,589        4,474,405        5,297,612          340,379         2,951,679        14,259,528
               --               --               --               --       23,035,247                --                --
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $234,540,757     $ 34,022,853     $102,992,199     $ 34,285,204     $ 25,015,471      $ 20,095,726      $ 91,665,586
     ============     ============     ============     ============     ============      ============      ============
     $      21.11     $       1.44     $      28.86     $      19.60     $      10.16      $      17.92      $      24.99
     ============     ============     ============     ============     ============      ============      ============
     $       8.00     $       1.14     $      10.89     $      13.81     $      10.18      $      13.82      $      16.03
     ============     ============     ============     ============     ============      ============      ============
     $      10.21     $       1.07     $      11.03     $      13.09     $         --      $      11.72      $      16.25
     ============     ============     ============     ============     ============      ============      ============
     $      11.46     $       1.05     $      12.62     $      13.21     $      10.21      $      11.50      $      15.50
     ============     ============     ============     ============     ============      ============      ============
     $218,433,831     $ 33,892,401     $104,988,094     $ 30,091,666     $ 24,937,523      $ 20,971,131      $ 88,025,246
     ============     ============     ============     ============     ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             INCOME &      INTERNATIONAL      LARGE CAP
                                                             GROWTH--         EQUITY--         GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  8,045,243     $ 35,683,594     $ 17,537,003
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................          1,454         (156,150)          14,516

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................          8,180           40,128           19,562
    Administrative charges..............................            467            4,672              760
                                                           ------------     ------------     ------------
  Total net assets......................................   $  8,038,050     $ 35,482,644     $ 17,531,197
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  1,909,219     $ 19,432,992     $  3,170,059
    Group 2 Policies....................................      4,479,705       10,159,021       12,396,235
    Group 3 Policies....................................         92,079               --          255,363
    Group 4 Policies....................................      1,557,047        5,890,631        1,709,540
                                                           ------------     ------------     ------------
      Total net assets..................................   $  8,038,050     $ 35,482,644     $ 17,531,197
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      10.14     $      20.18     $       6.99
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      10.59     $      12.44     $       9.50
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      12.41     $         --     $       9.48
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      13.14     $      15.16     $      10.74
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  6,932,704     $ 31,372,182     $ 16,596,206
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
       MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP          TOTAL         MAINSTAY VP
        CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--         VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 22,695,298     $ 31,819,252     $ 33,951,153     $248,965,960     $ 19,790,405     $ 60,861,384     $ 70,822,317
               --               --               --               --               --               --               --
           21,774           30,126           22,002          (24,131)          25,352          (38,607)          (8,202)

           21,224           27,573           32,236          304,507           16,851           81,307           88,979
            2,136            2,545            3,052           35,632            1,357           10,593           10,982
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 22,693,712     $ 31,819,260     $ 33,937,867     $248,601,690     $ 19,797,549     $ 60,730,877     $ 70,714,154
     ============     ============     ============     ============     ============     ============     ============
     $  9,346,669     $ 11,166,253     $ 13,143,488     $145,878,826     $  5,816,939     $ 43,323,941     $ 45,081,693
        7,370,646       10,810,715       12,092,446       74,782,355        7,580,600       14,629,884       19,019,203
               --               --               --          623,411               --          107,782        1,122,950
        5,976,397        9,842,292        8,701,933       27,317,098        6,400,010        2,669,270        5,490,308
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 22,693,712     $ 31,819,260     $ 33,937,867     $248,601,690     $ 19,797,549     $ 60,730,877     $ 70,714,154
     ============     ============     ============     ============     ============     ============     ============
     $      15.24     $      13.17     $      13.13     $      31.13     $      10.98     $      21.88     $      23.06
     ============     ============     ============     ============     ============     ============     ============
     $      15.48     $      13.76     $      13.24     $      10.24     $      11.32     $      10.73     $      13.82
     ============     ============     ============     ============     ============     ============     ============
     $         --     $         --     $         --     $      11.64     $         --     $      11.59     $      11.95
     ============     ============     ============     ============     ============     ============     ============
     $      16.47     $      15.58     $      13.47     $      12.68     $      13.18     $      12.28     $      12.19
     ============     ============     ============     ============     ============     ============     ============
     $ 20,743,782     $ 24,502,222     $ 30,275,730     $217,777,871     $ 17,165,985     $ 60,993,334     $ 62,013,623
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                              ALGER             ALGER           AMERICAN
                                                             AMERICAN          AMERICAN        CENTURY VP
                                                            LEVERAGED           SMALL          INFLATION
                                                            ALL CAP--      CAPITALIZATION--   PROTECTION--
                                                          CLASS O SHARES    CLASS O SHARES      CLASS II
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $     75,703      $ 39,188,454     $      6,366
  Dividends due and accrued.............................             --                --               21
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................             --            17,711               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --            45,543               --
    Administrative charges..............................             --             4,540               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $     75,703      $ 39,156,082     $      6,387
                                                           ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $ 19,085,747     $         --
    Group 2 Policies....................................             --        15,527,273               --
    Group 3 Policies....................................         75,703         1,521,656            6,387
    Group 4 Policies....................................             --         3,021,406               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $     75,703      $ 39,156,082     $      6,387
                                                           ============      ============     ============
    Group 1 variable accumulation unit value............   $         --      $      12.29     $         --
                                                           ============      ============     ============
    Group 2 variable accumulation unit value............   $         --      $       9.31     $         --
                                                           ============      ============     ============
    Group 3 variable accumulation unit value............   $      14.76      $      14.75     $      10.55
                                                           ============      ============     ============
    Group 4 variable accumulation unit value............   $         --      $      16.04     $         --
                                                           ============      ============     ============
Identified Cost of Investment...........................   $     69,702      $ 27,385,660     $      6,545
                                                           ============      ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                     FIDELITY(R)
        AMERICAN           AMERICAN                            DREYFUS IP        DREYFUS VIF       FIDELITY(R)           VIP
       CENTURY VP         CENTURY VP          CALVERT          TECHNOLOGY        DEVELOPING            VIP             EQUITY-
    INTERNATIONAL--        VALUE--             SOCIAL           GROWTH--          LEADERS--      CONTRAFUND(R)--      INCOME--
        CLASS II           CLASS II           BALANCED       INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------------------
      $    118,948       $    290,496       $  4,470,149      $  8,189,602      $    325,730      $158,545,767      $ 54,969,532
                --                 --                 --                --                --                --                --
                --                 --                635                80                --           145,642            41,271

                --                 --              4,929             7,562                --           189,713            63,496
                --                 --                401               707                --            20,912             6,978
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $    118,948       $    290,496       $  4,465,454      $  8,181,413      $    325,730      $158,480,784      $ 54,940,329
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $  1,641,693      $  2,819,068      $         --      $ 87,168,582      $ 28,754,682
                --                 --          2,068,778         2,785,058                --        53,530,298        17,889,698
           118,948            290,496                 --            62,991           325,730         3,082,597           563,528
                --                 --            754,983         2,514,296                --        14,699,307         7,732,421
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $    118,948       $    290,496       $  4,465,454      $  8,181,413      $    325,730      $158,480,784      $ 54,940,329
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $      15.84      $       9.06      $         --      $      25.21      $      19.52
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $      11.25      $       9.43      $         --      $      14.81      $      13.52
      ============       ============       ============      ============      ============      ============      ============
      $      15.55       $      15.18       $         --      $      12.00      $      15.02      $      15.50      $      13.19
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $      12.71      $      12.08      $         --      $      15.49      $      13.09
      ============       ============       ============      ============      ============      ============      ============
      $    105,797       $    292,816       $  4,081,573      $  7,380,571      $    315,990      $118,408,459      $ 48,761,479
      ============       ============       ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                             FIDELITY(R)
                                                           FIDELITY(R)      FIDELITY(R)          VIP
                                                               VIP              VIP           INVESTMENT
                                                             GROWTH--       INDEX 500--      GRADE BOND--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    343,738     $  1,485,699     $    201,620
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................             --               --               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --               --               --
    Administrative charges..............................             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $    343,738     $  1,485,699     $    201,620
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --     $         --     $         --
    Group 2 Policies....................................             --               --               --
    Group 3 Policies....................................        343,738        1,485,699          201,620
    Group 4 Policies....................................             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $    343,738     $  1,485,699     $    201,620
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $       9.90     $      11.30     $      11.42
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
Identified Cost of Investment...........................   $    332,289     $  1,391,821     $    198,326
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                            JANUS ASPEN       JANUS ASPEN
                                          JANUS ASPEN         SERIES            SERIES            MFS(R)            MFS(R)
      FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP          WORLDWIDE         INVESTORS            NEW
          VIP               VIP           BALANCED--         GROWTH--          GROWTH--            TRUST           DISCOVERY
       MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $  2,971,926      $  1,359,764      $112,172,932      $    132,345      $102,544,983      $     60,293      $     68,838
               --                --                --                --                --                --                --
               --                --           (21,814)               --            (8,225)               --                --

               --                --           136,698                --           131,687                --                --
               --                --            10,857                --            12,420                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  2,971,926      $  1,359,764      $112,003,563      $    132,345      $102,392,651      $     60,293      $     68,838
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $ 43,947,081      $         --      $ 50,766,925      $         --      $         --
               --                --        58,315,238                --        47,111,258                --                --
        2,971,926         1,359,764           393,663           132,345           258,245            60,293            68,838
               --                --         9,347,581                --         4,256,223                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  2,971,926      $  1,359,764      $112,003,563      $    132,345      $102,392,651      $     60,293      $     68,838
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      23.07      $         --      $      16.76      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      13.08      $         --      $       9.17      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      19.05      $      15.28      $      12.56      $      14.12      $      10.50      $      11.50      $      11.81
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      12.65      $         --      $      11.26      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $  2,714,373      $  1,112,737      $101,801,030      $    101,686      $117,819,235      $     53,635      $     57,627
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                              NEUBERGER
                                                                                                BERMAN
                                                              MFS(R)           MFS(R)            AMT
                                                             RESEARCH        UTILITIES         MID-CAP
                                                             SERIES--         SERIES--         GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS       CLASS I
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $        117     $     53,626     $     70,959
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................             --               --               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --               --               --
    Administrative charges..............................             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $        117     $     53,626     $     70,959
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --     $         --     $         --
    Group 2 Policies....................................             --               --               --
    Group 3 Policies....................................            117           53,626           70,959
    Group 4 Policies....................................             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $        117     $     53,626     $     70,959
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.93     $      19.58     $      13.79
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
Identified Cost of Investment...........................   $        116     $     49,029     $     53,980
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                               T. ROWE           T. ROWE
         PIMCO            PIMCO                                                 PRICE             PRICE            VAN ECK
     REAL RETURN--    TOTAL RETURN--        ROYCE             ROYCE            EQUITY           LIMITED-          WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE      MICRO-CAP         SMALL-CAP          INCOME           TERM BOND         ABSOLUTE
     CLASS SHARES      CLASS SHARES       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO          RETURN
    --------------------------------------------------------------------------------------------------------------------------
     $      1,550      $      4,633     $    304,361      $    333,464      $ 48,504,469      $    153,536      $         --
               23                92               --                --                --               529                --
               --                --              863               761            44,588                --                --

               --                --               --                --            49,160                --                --
               --                --               --                --             3,824                --                --
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
     $      1,573      $      4,725     $    305,224      $    334,225      $ 48,496,073      $    154,065      $         --
     ============      ============     ============      ============      ============      ============      ============
     $         --      $         --     $     99,454      $    117,625      $ 16,048,589      $         --      $         --
               --                --           91,168            68,818        21,744,038                --                --
            1,573             4,725               --                --           772,418           154,065                --
               --                --          114,602           147,782         9,931,028                --                --
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
     $      1,573      $      4,725     $    305,224      $    334,225      $ 48,496,073      $    154,065      $         --
     ============      ============     ============      ============      ============      ============      ============
     $         --      $         --     $      10.24      $      10.16      $      14.04      $         --      $         --
     ============      ============     ============      ============      ============      ============      ============
     $         --      $         --     $      10.20      $      10.06      $      14.25      $         --      $         --
     ============      ============     ============      ============      ============      ============      ============
     $       9.89      $       9.92     $         --      $         --      $      12.96      $      10.83      $         --
     ============      ============     ============      ============      ============      ============      ============
     $         --      $         --     $      10.20      $      10.18      $      13.04      $         --      $         --
     ============      ============     ============      ============      ============      ============      ============
     $      1,568      $      4,706     $    305,194      $    339,012      $ 44,954,785      $    160,341      $         --
     ============      ============     ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                             VAN KAMPEN     VAN KAMPEN      VAN KAMPEN
                                                                            UIF EMERGING   UIF EMERGING      UIF U.S.
                                                              VAN ECK         MARKETS        MARKETS           REAL
                                                             WORLDWIDE         DEBT--        EQUITY--        ESTATE--
                                                            HARD ASSETS       CLASS I        CLASS I          CLASS I
                                                          ---------------------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  1,275,352     $    31,873    $36,552,517     $     47,817
  Dividends due and accrued.............................             --              --             --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................          7,566              --        231,584               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --              --         39,934               --
    Administrative charges..............................             --              --          4,161               --
                                                           ------------     ------------   ------------    ------------
      Total net assets..................................   $  1,282,918     $    31,873    $36,740,006     $     47,817
                                                           ============     ============   ============    ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $    453,525     $        --    $18,450,188     $         --
    Group 2 Policies....................................        157,897              --     13,511,563               --
    Group 3 Policies....................................        536,254          31,873        107,251           47,817
    Group 4 Policies....................................        135,242              --      4,671,004               --
                                                           ------------     ------------   ------------    ------------
      Total net assets..................................   $  1,282,918     $    31,873    $36,740,006     $     47,817
                                                           ============     ============   ============    ============
    Group 1 variable accumulation unit value............   $      11.35     $        --    $     17.87     $         --
                                                           ============     ============   ============    ============
    Group 2 variable accumulation unit value............   $      10.95     $        --    $     18.42     $         --
                                                           ============     ============   ============    ============
    Group 3 variable accumulation unit value............   $      21.39     $     13.52    $     19.92     $      19.16
                                                           ============     ============   ============    ============
    Group 4 variable accumulation unit value............   $      11.35     $        --    $     20.47     $         --
                                                           ============     ============   ============    ============
Identified Cost of Investment...........................   $  1,143,223     $    29,636    $21,677,358     $     42,296
                                                           ============     ============   ============    ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                          MAINSTAY VP                                         MAINSTAY VP
                                           BALANCED--       MAINSTAY VP      MAINSTAY VP        CAPITAL        MAINSTAY VP
                                            INITIAL        BASIC VALUE--        BOND--       APPRECIATION--        CASH
                                            CLASS(A)       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                        ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................   $     77,171      $     92,021     $    890,939     $     10,081     $  1,037,915
 Mortality and expense risk charges....        (28,118)          (39,251)        (129,672)      (1,266,990)        (147,122)
 Administrative charges................         (4,384)           (1,962)         (13,318)        (166,604)         (15,093)
                                          ------------      ------------     ------------     ------------     ------------
     Net investment income (loss)......         44,669            50,808          747,949       (1,423,513)         875,700
                                          ------------      ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....         78,497           756,217        3,213,822       20,106,222       27,198,698
 Cost of investments sold..............        (75,713)         (675,862)      (3,216,000)     (22,860,174)     (27,199,406)
                                          ------------      ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................          2,784            80,355           (2,178)      (2,753,952)            (708)
 Realized gain distribution received...         36,442           102,386               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......        265,491           242,770         (298,989)      20,969,966            1,436
                                          ------------      ------------     ------------     ------------     ------------
     Net gain (loss) on investments....        304,717           425,511         (301,167)      18,216,014              728
                                          ------------      ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................   $    349,386      $    476,319     $    446,782     $ 16,792,501     $    876,428
                                          ============      ============     ============     ============     ============


                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                           MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP
                                            CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $    117,493     $         --     $    256,782     $  2,900,021     $         --
 Mortality and expense risk charges....       (81,615)        (103,852)        (132,030)      (1,215,580)         (74,800)
 Administrative charges................        (9,001)         (10,190)         (13,075)        (143,684)          (6,739)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......        26,877         (114,042)         111,677        1,540,757          (81,539)
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     7,924,632        7,126,931        7,701,148       15,746,488        6,615,913
 Cost of investments sold..............    (5,673,288)      (5,631,144)      (6,054,097)     (14,452,012)      (5,864,177)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................     2,251,344        1,495,787        1,647,051        1,294,476          751,736
 Realized gain distribution received...     2,107,123           14,268        1,538,346               --          340,554
 Change in unrealized appreciation
   (depreciation) on investments.......    (1,644,226)       2,596,203       (1,665,693)       7,257,600         (540,131)
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....     2,714,241        4,106,258        1,519,704        8,552,076          552,159
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $  2,741,118     $  3,992,216     $  1,631,381     $ 10,092,833     $    470,620
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                           MAINSTAY VP
     MAINSTAY VP                        MAINSTAY VP                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP         FLOATING        MAINSTAY VP       CORPORATE         INCOME &      INTERNATIONAL
       STOCK--       CONVERTIBLE--         RATE--         GOVERNMENT--        BOND--          GROWTH--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS(A)   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $  1,013,691     $    515,537      $    680,146      $    638,665     $  5,386,166     $     91,549     $    572,132
         (538,939)        (148,180)          (85,187)          (96,360)        (430,213)         (32,800)        (141,591)
          (63,838)         (10,578)          (14,029)          (11,118)         (50,686)          (1,878)         (16,698)
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
          410,914          356,779           580,930           531,187        4,905,267           56,871          413,843
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
        7,884,089        2,985,456           338,751         2,953,196       10,286,774          692,511        1,102,608
      (10,751,952)      (3,196,020)         (340,000)       (2,938,441)     (11,021,592)        (634,625)        (782,720)
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
       (2,867,863)        (210,564)           (1,249)           14,755         (734,818)          57,886          319,888
        1,216,990               --                --                --               --               --        1,416,285
        8,065,442        1,800,759           (18,644)         (176,880)      (2,041,994)         217,968          180,560
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
        6,414,569        1,590,195           (19,893)         (162,125)      (2,776,812)         275,854        1,916,733
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
     $  6,825,483     $  1,946,974      $    561,037      $    369,062     $  2,128,455     $    332,725     $  2,330,576
     ============     ============      ============      ============     ============     ============     ============


      MAINSTAY VP
       LARGE CAP
        GROWTH--
     INITIAL CLASS
     --------------
      $        606
           (76,447)
            (3,075)
      ------------
           (78,916)
      ------------
         2,236,542
        (2,629,464)
      ------------
          (392,922)
                --
         1,079,428
      ------------
           686,506
      ------------
      $    607,590
      ============

                                          ALGER
                                         AMERICAN           ALGER            AMERICAN
     MAINSTAY VP                        LEVERAGED          AMERICAN         CENTURY VP        AMERICAN          AMERICAN
        TOTAL         MAINSTAY VP       ALL CAP--           SMALL           INFLATION        CENTURY VP        CENTURY VP
       RETURN--         VALUE--          CLASS O       CAPITALIZATION--    PROTECTION--    INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS        SHARES        CLASS O SHARES       CLASS II         CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------------------
     $    913,017     $    835,008     $         --      $         --      $        142     $        577      $      6,970
         (326,442)        (357,424)              --          (169,620)               --               --                --
          (42,804)         (44,366)              --           (16,938)               --               --                --
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          543,771          433,218               --          (186,558)              142              577             6,970
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
        5,090,393        6,531,288          361,375         5,601,363             1,723          361,658           721,439
       (4,661,353)      (5,821,738)        (349,594)       (4,457,714)           (1,716)        (349,613)         (752,482)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          429,040          709,550           11,781         1,143,649                 7           12,045           (31,043)
               --               --               --                --                --               --            97,719
        2,400,126        2,569,699            1,581         4,228,256              (188)           7,247           (86,192)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
        2,829,166        3,279,249           13,362         5,371,905              (181)          19,292           (19,516)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
        3,372,937
     $                $  3,712,467     $     13,362      $  5,185,347      $        (39)    $     19,869      $    (12,546)
     ============     ============     ============      ============      ============     ============      ============


     CALVERT SOCIAL
        BALANCED
     --------------
      $     78,833
           (19,299)
            (1,557)
      ------------
            57,977
      ------------
           330,323
          (337,442)
      ------------
            (7,119)
                --
           162,032
      ------------
           154,913
      ------------
      $    212,890
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005


                                          DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
                                          TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
                                           GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--          GROWTH--
                                        INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        -------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $    368,220      $    784,854      $      1,569
 Mortality and expense risk charges....       (29,025)              --         (693,258)         (247,859)               --
 Administrative charges................        (2,820)              --          (76,881)          (27,325)               --
                                         ------------     ------------     ------------      ------------      ------------
     Net investment income (loss)......       (31,845)              --         (401,919)          509,670             1,569
                                         ------------     ------------     ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     1,991,417          368,951        4,654,831         3,263,006           493,020
 Cost of investments sold..............    (1,930,791)        (304,067)      (4,284,057)       (3,241,791)         (436,220)
                                         ------------     ------------     ------------      ------------      ------------
     Net realized gain (loss) on
       investments.....................        60,626           64,884          370,774            21,215            56,800
 Realized gain distribution received...            --               --           23,014         1,724,741                --
 Change in unrealized appreciation
   (depreciation) on investments.......       258,273          (40,629)      21,403,690           542,561           (32,635)
                                         ------------     ------------     ------------      ------------      ------------
     Net gain (loss) on investments....       318,899           24,255       21,797,478         2,288,517            24,165
                                         ------------     ------------     ------------      ------------      ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    287,054     $     24,255     $ 21,395,559      $  2,798,187      $     25,734
                                         ============     ============     ============      ============      ============

                                                                                                              NEUBERGER
                                            MFS(R)         MFS(R) NEW         MFS(R)           MFS(R)         BERMAN AMT
                                          INVESTORS        DISCOVERY         RESEARCH        UTILITIES         MID-CAP
                                        TRUST SERIES--      SERIES--         SERIES--         SERIES--         GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS       CLASS I
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $        318     $         --     $          1     $        113     $         --
 Mortality and expense risk charges....            --               --               --               --               --
 Administrative charges................            --               --               --               --               --
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......           318               --                1              113               --
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....         3,816            1,375            1,271           16,034           27,648
 Cost of investments sold..............        (3,573)          (1,255)          (1,263)         (12,131)         (20,361)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................           243              120                8            3,903            7,287
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......         3,585            3,231               (3)           1,188            2,717
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....         3,828            3,351                5            5,091           10,004
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $      4,146     $      3,351     $          6     $      5,204     $     10,004
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                              JANUS ASPEN      JANUS ASPEN
                      FIDELITY(R) VIP                                        JANUS ASPEN         SERIES           SERIES
                        INVESTMENT                                              SERIES          MID CAP         WORLDWIDE
    FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP   FIDELITY(R) VIP     BALANCED--        GROWTH--         GROWTH--
      INDEX 500--         BOND--           MID CAP--        OVERSEAS--      INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES           SHARES           SHARES
    ------------------------------------------------------------------------------------------------------------------------
     $     15,357      $      1,053      $         --      $      3,714      $  2,459,816     $         --     $  1,372,693
               --                --                --                --          (533,984)              --         (524,382)
               --                --                --                --           (43,044)              --          (50,044)
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
           15,357             1,053                --             3,714         1,882,788               --          798,267
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
           42,141             7,053         1,583,371            15,871         7,533,053            4,330        8,845,616
          (39,602)           (7,384)       (1,338,293)          (13,211)       (7,779,727)          (3,644)     (14,867,043)
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
            2,539              (331)          245,078             2,660          (246,674)             686       (6,021,427)
               --               636            30,105             2,907                --               --               --
           31,337             3,070            23,478           192,153         6,082,531           13,759       10,329,601
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
           33,876             3,375           298,661           197,720         5,835,857           14,445        4,308,174
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
     $     49,233      $      4,428      $    298,661      $    201,434      $  7,718,645     $     14,445     $  5,106,441
     ============      ============      ============      ============      ============     ============     ============

                                                                                              T. ROWE
         PIMCO             PIMCO                                             T. ROWE           PRICE           VAN ECK
     REAL RETURN--    TOTAL RETURN--        ROYCE            ROYCE         PRICE EQUITY       LIMITED-        WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE      MICRO-CAP        SMALL-CAP          INCOME         TERM BOND         ABSOLUTE
    CLASS SHARES(B)   CLASS SHARES(B)    PORTFOLIO(C)     PORTFOLIO(C)      PORTFOLIO        PORTFOLIO          RETURN
    ----------------------------------------------------------------------------------------------------------------------
     $         19      $         66      $        559     $         --     $    690,108     $      5,471     $         --
               --                --                --               --         (181,714)              --               --
               --                --                --               --          (13,607)              --               --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
               19                66               559               --          494,787            5,471               --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
            2,072             6,218             4,072            9,912        1,519,544           12,285               --
           (2,108)           (6,331)           (4,123)          (9,973)      (1,289,858)         (12,811)              --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
              (36)             (113)              (51)             (61)         229,686             (526)              --
               17                73             1,689            2,265        2,194,639               --               --
              (18)              (72)             (833)          (5,548)      (1,313,504)          (2,297)              --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
              (37)             (112)              805           (3,344)       1,110,821           (2,823)              --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
     $        (18)     $        (46)     $      1,364     $     (3,344)    $  1,605,608     $      2,648     $         --
     ============      ============      ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                           VAN KAMPEN       VAN KAMPEN
                                                          UIF EMERGING     UIF EMERGING      VAN KAMPEN
                                           VAN ECK          MARKETS          MARKETS       UIF U.S. REAL
                                          WORLDWIDE          DEBT--          EQUITY--         ESTATE--
                                         HARD ASSETS        CLASS I          CLASS I          CLASS I
                                        -----------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $        127     $      2,050     $    106,910     $        241
 Mortality and expense risk charges....            --               --         (138,241)              --
 Administrative charges................            --               --          (14,530)              --
                                         ------------     ------------     ------------     ------------
     Net investment income (loss)......           127            2,050          (45,861)             241
                                         ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....         9,084              811        3,010,667            2,054
 Cost of investments sold..............        (6,501)            (754)      (1,805,258)          (1,625)
                                         ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................         2,583               57        1,205,409              429
 Realized gain distribution received...            --              436               --              532
 Change in unrealized appreciation
   (depreciation) on investments.......       129,029              583        7,299,536            3,431
                                         ------------     ------------     ------------     ------------
     Net gain (loss) on investments....       131,612            1,076        8,504,945            4,392
                                         ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    131,739     $      3,126     $  8,459,084     $      4,633
                                         ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004


                                                   MAINSTAY VP             MAINSTAY VP                   MAINSTAY VP
                                                    BALANCED--            BASIC VALUE--                    BOND--
                                                  INITIAL CLASS           INITIAL CLASS                 INITIAL CLASS
                                                  --------------   ---------------------------   ---------------------------
                                                     2005(C)           2005           2004           2005           2004
                                                  --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................   $     44,669    $     50,808   $     44,544   $    747,949   $    802,940
   Net realized gain (loss) on investments......          2,784          80,355         (6,658)        (2,178)       213,787
   Realized gain distribution received..........         36,442         102,386             --             --        285,018
   Change in unrealized appreciation
     (depreciation) on investments..............        265,491         242,770        758,460       (298,989)      (404,575)
                                                   ------------    ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        349,386         476,319        796,346        446,782        897,170
                                                   ------------    ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        483,546       1,819,463      2,045,201      4,634,158      5,127,834
   Cost of insurance............................       (121,543)       (577,884)      (514,364)    (1,858,879)    (1,974,337)
   Policyowners' surrenders.....................        (70,852)       (266,605)      (450,669)    (1,764,259)    (1,004,054)
   Net transfers from (to) Fixed Account........        454,599         (60,739)       252,303       (219,686)      (207,113)
   Transfers between Investment Divisions.......      3,598,325          91,424        634,561       (167,405)    (1,010,591)
   Policyowners' death benefits.................             --          (4,832)        (3,633)       (90,864)       (64,714)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................      5,000,000              --             --             --             --
                                                   ------------    ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........      9,344,075       1,000,827      1,963,399        533,065        867,025
                                                   ------------    ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           (119)            109           (368)          (483)        (1,273)
                                                   ------------    ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........      9,693,342       1,477,255      2,759,377        979,364      1,762,922
NET ASSETS:
   Beginning of year............................             --       8,503,067      5,743,690     26,591,213     24,828,291
                                                   ------------    ------------   ------------   ------------   ------------
   End of year..................................   $  9,693,342    $  9,980,322   $  8,503,067   $ 27,570,577   $ 26,591,213
                                                   ============    ============   ============   ============   ============

                                                                                                          MAINSTAY VP
                                                    MAINSTAY VP             MAINSTAY VP                   HIGH YIELD
                                                  FLOATING RATE--          GOVERNMENT--                CORPORATE BOND--
                                                   INITIAL CLASS           INITIAL CLASS                 INITIAL CLASS
                                                  ---------------   ---------------------------   ---------------------------
                                                      2005(C)           2005           2004           2005           2004
                                                  ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................   $    580,930     $    531,187   $    721,289   $  4,905,267   $  5,398,699
   Net realized gain (loss) on investments......         (1,249)          14,755         81,800       (734,818)    (1,281,402)
   Realized gain distribution received..........             --               --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............        (18,644)        (176,880)      (267,240)    (2,041,994)     4,821,822
                                                   ------------     ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        561,037          369,062        535,849      2,128,455      8,939,119
                                                   ------------     ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        107,620        3,207,056      3,651,326     14,240,088     12,592,811
   Cost of insurance............................        (42,749)      (1,308,582)    (1,373,413)    (6,325,100)    (5,697,631)
   Policyowners' surrenders.....................         (1,898)        (875,808)      (605,886)    (3,820,398)    (3,258,825)
   Net transfers from (to) Fixed Account........        195,542         (403,702)      (193,775)      (625,145)       955,831
   Transfers between Investment Divisions.......      1,696,541         (826,108)    (1,703,216)    (1,475,105)     4,329,684
   Policyowners' death benefits.................             --         (158,301)       (36,975)      (173,946)       (63,720)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................     22,500,000               --             --             --             --
                                                   ------------     ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     24,455,056         (365,445)      (261,939)     1,820,394      8,858,150
                                                   ------------     ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           (622)            (450)          (742)          (961)       (12,224)
                                                   ------------     ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     25,015,471            3,167        273,168      3,947,888     17,785,045
NET ASSETS:
   Beginning of year............................             --       20,092,559     19,819,391     87,717,698     69,932,653
                                                   ------------     ------------   ------------   ------------   ------------
   End of year..................................   $ 25,015,471     $ 20,095,726   $ 20,092,559   $ 91,665,586   $ 87,717,698
                                                   ============     ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                                                 MAINSTAY VP                   MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,423,513)  $   (855,408)  $    875,700   $    119,396   $    410,914   $    769,063   $    356,779   $    458,226
      (2,753,952)    (1,631,629)          (708)          (999)    (2,867,863)    (2,041,692)      (210,564)      (214,881)
              --             --             --             --      1,216,990             --             --             --
      20,969,966     10,280,633          1,436             31      8,065,442     10,488,760      1,800,759      1,429,485
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,792,501      7,793,596        876,428        118,428      6,825,483      9,216,131      1,946,974      1,672,830
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      40,808,867     46,644,779     11,045,174     12,448,927     15,838,557     17,681,267      5,864,157      6,111,081
     (19,144,975)   (20,152,929)    (3,325,799)    (3,285,963)    (7,114,287)    (7,183,174)    (2,161,084)    (2,095,304)
     (11,880,043)   (10,585,251)    (2,456,178)    (1,992,243)    (4,654,107)    (3,766,871)    (1,576,266)    (1,107,111)
      (5,680,321)    (3,567,421)    (2,121,110)       689,583     (2,050,547)    (1,381,493)      (479,237)       555,928
     (17,128,117)    (8,271,223)    (3,214,828)    (9,316,568)    (5,392,163)    (2,389,848)    (1,247,829)       800,283
        (752,638)      (349,129)       (24,364)       (10,267)      (142,973)      (114,695)       (44,406)       (34,581)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (13,777,227)     3,718,826        (97,105)    (1,466,531)    (3,515,520)     2,845,186        355,335      4,230,296
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           6,386         (1,813)          (914)          (305)         2,681         (6,932)          (665)        (1,813)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,021,660     11,510,609        778,409     (1,348,408)     3,312,644     12,054,385      2,301,644      5,901,313
     231,519,097    220,008,488     33,244,444     34,592,852     99,679,555     87,625,170     31,983,560     26,082,247
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $234,540,757   $231,519,097   $ 34,022,853   $ 33,244,444   $102,992,199   $ 99,679,555   $ 34,285,204   $ 31,983,560
    ============   ============   ============   ============   ============   ============   ============   ============


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
         INCOME & GROWTH--          INTERNATIONAL EQUITY--          LARGE CAP GROWTH--              MID CAP CORE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     56,871   $     85,421   $    413,843   $     96,794   $    (78,916)  $    (44,003)  $     26,877   $      5,797
          57,886         48,808        319,888        199,267       (392,922)      (844,491)     2,251,344         67,462
              --             --      1,416,285             --             --             --      2,107,123        375,345
                        569,274        180,560      2,736,944      1,079,428        427,820     (1,644,226)     2,456,410
         217,968
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         332,725        703,503      2,330,576      3,033,005        607,590       (460,674)     2,741,118      2,905,014
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,572,186      1,592,857      5,548,108      3,400,705      3,716,442      4,522,456      4,416,197      2,173,307
        (487,867)      (422,449)    (1,877,198)    (1,204,447)    (1,155,862)    (1,268,177)    (1,179,467)      (555,027)
        (374,012)      (217,097)    (1,092,966)      (669,575)      (816,778)      (638,464)      (897,013)      (262,561)
         (83,031)       117,966        317,083        550,325       (285,745)       (29,134)        (2,294)       718,288
         180,898        (72,193)     7,735,554      5,042,319     (1,660,848)    (1,315,925)     6,133,379      3,978,733
         (14,578)       (18,916)       (47,426)       (20,643)       (14,918)        (5,285)       (23,890)          (343)
                             --             --             --             --             --     (6,789,924)            --
              --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         793,596        980,168     10,583,155      7,098,684       (217,709)     1,265,471      1,656,988)     6,052,397
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             293           (442)           (51)        (3,116)           980            631           (241)        (2,807)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,126,614      1,683,229     12,913,680     10,128,573        390,861        805,428      4,397,865      8,954,604
       6,911,436      5,228,207     22,568,964     12,440,391     17,140,336     16,334,908     18,295,847      9,341,243
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  8,038,050   $  6,911,436   $ 35,482,644   $ 22,568,964   $ 17,531,197   $ 17,140,336   $ 22,693,712   $ 18,295,847
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                          MAINSTAY VP                   MAINSTAY VP
                                                       MID CAP GROWTH--               MID CAP VALUE--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2005           2004           2005           2004
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (114,042)  $    (87,559)  $    111,677   $    104,901
   Net realized gain (loss) on investments......     1,495,787         36,921      1,647,051        112,372
   Realized gain distribution received..........        14,268             --      1,538,346        247,151
   Change in unrealized appreciation
     (depreciation) on investments..............     2,596,203      3,951,062     (1,665,693)     3,322,803
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,992,216      3,900,424      1,631,381      3,787,227
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     6,282,841      4,063,369      6,688,795      4,146,731
   Cost of insurance............................    (1,901,127)    (1,102,918)    (1,990,887)    (1,211,398)
   Policyowners' surrenders.....................    (1,013,183)      (354,903)      (999,021)      (661,285)
   Net transfers from (to) Fixed Account........       490,384        810,548        208,221      1,114,598
   Transfers between Investment Divisions.......     6,487,698      3,679,932      5,874,289      4,595,172
   Policyowners' death benefits.................       (38,954)       (19,783)       (32,839)       (21,689)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................    (5,736,564)            --     (6,352,999)            --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     4,571,095      7,076,245      3,395,559      7,962,129
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           (51)        (2,671)         1,161         (3,696)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     8,563,260     10,973,998      5,028,101     11,745,660
NET ASSETS:
   Beginning of year............................    23,256,000     12,282,002     28,909,766     17,164,106
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 31,819,260   $ 23,256,000   $ 33,937,867   $ 28,909,766
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        S&P 500 INDEX--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  1,540,757   $  2,240,042
   Net realized gain (loss) on investments......     1,294,476        290,259
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     7,257,600     18,283,970
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    10,092,833     20,814,271
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    42,908,972     45,156,365
   Cost of insurance............................   (17,378,685)   (16,947,572)
   Policyowners' surrenders.....................   (12,782,137)   (10,010,034)
   Net transfers from (to) Fixed Account........    (3,379,019)     1,030,365
   Transfers between Investment Divisions.......    (5,641,683)    (1,889,824)
   Policyowners' death benefits.................      (277,635)      (457,667)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........     3,449,813     16,881,633
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         8,662        (13,681)
                                                  ------------   ------------
       Increase (decrease) in net assets........    13,551,308     37,682,223
NET ASSETS:
   Beginning of year............................   235,050,382    197,368,159
                                                  ------------   ------------
   End of year..................................  $248,601,690   $235,050,382
                                                  ============   ============

                                                        ALGER AMERICAN              AMERICAN CENTURY VP
                                                    SMALL CAPITALIZATION--        INFLATION PROTECTION--
                                                        CLASS O SHARES                   CLASS II
                                                  ---------------------------   ---------------------------
                                                      2005           2004           2005         2004(B)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (186,558)  $   (159,316)  $        142   $        239
   Net realized gain (loss) on investments......     1,143,649        636,171              7             52
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     4,228,256      3,824,409           (188)             9
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     5,185,347      4,301,264            (39)           300
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,696,782      6,086,408         (1,079)         2,172
   Cost of insurance............................    (2,247,483)    (2,055,338)         1,088         (2,392)
   Policyowners' surrenders.....................    (1,852,059)    (1,398,406)            --             --
   Net transfers from (to) Fixed Account........       (15,204)      (223,624)            --             --
   Transfers between Investment Divisions.......        89,174       (137,788)         5,711            626
   Policyowners' death benefits.................        (9,966)       (43,360)            --             --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     1,661,244      2,227,892          5,720            406
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,711)        (5,014)            --             --
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     6,844,880      6,524,142          5,681            706
NET ASSETS:
   Beginning of year............................    32,311,202     25,787,060            706             --
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 39,156,082   $ 32,311,202   $      6,387   $        706
                                                  ============   ============   ============   ============


                                                      AMERICAN CENTURY VP
                                                        INTERNATIONAL--
                                                           CLASS II
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        577   $      1,432
   Net realized gain (loss) on investments......        12,045         15,301
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............         7,247           (750)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        19,869         15,983
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        12,741          3,290
   Cost of insurance............................        (5,602)        (2,990)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........       354,089          2,961
   Transfers between Investment Divisions.......      (315,506)      (173,661)
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        45,722       (170,400)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        65,591       (154,417)
NET ASSETS:
   Beginning of year............................        53,357        207,774
                                                  ------------   ------------
   End of year..................................  $    118,948   $     53,357
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                    ALGER AMERICAN
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                    LEVERAGED
        SMALL CAP GROWTH--              TOTAL RETURN--                    VALUE--                      ALL CAP--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                CLASS O SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (81,539)  $    (87,816)  $    543,771   $    639,198   $    433,218   $    366,761   $         --   $         --
         751,736         92,982        429,040        239,029        709,550        166,039         11,781          8,552
         340,554             --             --             --             --             --             --             --
        (540,131)     1,688,097      2,400,126      2,322,792      2,569,699      5,813,929          1,581          1,648
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         470,620      1,693,263      3,372,937      3,201,019      3,712,467      6,346,729         13,362         10,200
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,038,270      4,114,185      9,477,625     10,290,394     10,962,333     11,917,828          4,147         16,171
      (1,373,190)    (1,048,642)    (4,795,095)    (4,887,051)    (4,896,380)    (4,825,509)        (3,106)        (4,788)
        (571,035)      (415,259)    (2,883,594)    (2,894,346)    (3,546,615)    (2,498,054)            --             --
         139,358        597,398       (892,678)      (130,883)      (965,333)      (345,486)       354,076             --
         699,234      1,934,204     (3,056,101)      (967,312)    (1,987,322)      (516,866)      (356,469)         3,637
         (14,280)       (25,207)      (123,829)      (112,176)      (167,704)      (117,203)            --             --
      (5,081,248)            --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,162,891)     5,156,679     (2,273,672)     1,298,626       (601,021)     3,614,710         (1,352)        15,020
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,162         (1,335)           490         (3,148)         1,297         (4,927)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (690,109)     6,848,607      1,099,755      4,496,497      3,112,743      9,956,512         12,010         25,220
      20,487,658     13,639,051     59,631,122     55,134,625     67,601,411     57,644,899         63,693         38,473
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 19,797,549   $ 20,487,658   $ 60,730,877   $ 59,631,122   $ 70,714,154   $ 67,601,411   $     75,703   $     63,693
    ============   ============   ============   ============   ============   ============   ============   ============

             AMERICAN
            CENTURY VP                                                  DREYFUS IP                    DREYFUS VIF
              VALUE--                       CALVERT                 TECHNOLOGY GROWTH--          DEVELOPING LEADERS--
             CLASS II                   SOCIAL BALANCED               INITIAL SHARES                INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $      6,970   $      1,607   $     57,977   $     45,397   $    (31,845)  $    (26,835)  $         --   $        449
         (31,043)         1,974         (7,119)       (37,274)        60,626        209,871         64,884          1,983
          97,719          1,475             --             --             --             --             --             --
         (86,192)        57,602        162,032        263,610        258,273        (47,810)       (40,629)        18,578
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (12,546)        62,658        212,890        271,733        287,054        135,226         24,255         21,010
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           9,724        115,320        836,288        762,425      2,210,358      1,939,022         25,958         47,343
         (16,350)       (11,550)      (296,970)      (278,546)      (738,427)      (574,276)        (8,664)        (7,049)
              --             --       (212,851)      (142,537)      (216,159)      (155,762)            --             --
              --             62         29,529         71,691        434,623        316,414        354,174         14,212
        (663,565)       618,196        (17,616)       (26,639)    (1,021,160)     1,373,719       (349,391)        68,609
              --             --        (16,470)        (1,378)        (6,097)       (10,370)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (670,191)       722,028        321,910        385,016        663,138      2,888,747         22,077        123,115
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             (9)          (223)           464            (95)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (682,737)       784,686        534,791        656,526        950,656      3,023,878         46,332        144,125
         973,233        188,547      3,930,663      3,274,137      7,230,757      4,206,879        279,398        135,273
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    290,496   $    973,233   $  4,465,454   $  3,930,663   $  8,181,413   $  7,230,757   $    325,730   $    279,398
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                        FIDELITY(R) VIP              FIDELITY(R) VIP
                                                        CONTRAFUND(R)--              EQUITY-INCOME--
                                                         INITIAL CLASS                INITIAL CLASS
                                                  ---------------------------   -------------------------
                                                      2005           2004          2005          2004
                                                  -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (401,919)  $   (287,163)  $   509,670   $   350,716
   Net realized gain (loss) on investments......       370,774       (305,420)       21,215        73,695
   Realized gain distribution received..........        23,014             --     1,724,741       140,913
   Change in unrealized appreciation
     (depreciation) on investments..............    21,403,690     15,619,330       542,561     4,051,882
                                                  ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................    21,395,559     15,026,747     2,798,187     4,617,206
                                                  ------------   ------------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    22,641,007     20,397,002     9,296,572     8,744,418
   Cost of insurance............................    (8,749,572)    (7,521,078)   (3,411,082)   (3,064,920)
   Policyowners' surrenders.....................    (6,041,079)    (4,185,074)   (2,283,427)   (1,506,291)
   Net transfers from (to) Fixed Account........    (1,451,177)      (568,790)     (364,648)      910,567
   Transfers between Investment Divisions.......    10,543,787      4,381,238       478,756     1,691,989
   Policyowners' death benefits.................      (150,474)      (111,298)     (100,685)      (20,837)
                                                  ------------   ------------   -----------   -----------
     Net contributions and (withdrawals)........    16,792,492     12,392,000     3,615,486     6,754,926
                                                  ------------   ------------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (9,869)       (14,960)        1,175        (2,939)
                                                  ------------   ------------   -----------   -----------
       Increase (decrease) in net assets........    38,178,182     27,403,787     6,414,848    11,369,193
NET ASSETS:
   Beginning of year............................   120,302,602     92,898,815    48,525,481    37,156,288
                                                  ------------   ------------   -----------   -----------
   End of year..................................  $158,480,784   $120,302,602   $54,940,329   $48,525,481
                                                  ============   ============   ===========   ===========


                                                        FIDELITY(R) VIP
                                                           GROWTH--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      1,569   $        672
   Net realized gain (loss) on investments......        56,800            659
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       (32,635)         9,884
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        25,734         11,215
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         2,860         44,953
   Cost of insurance............................        (6,147)        (5,036)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........       470,142             --
   Transfers between Investment Divisions.......      (465,325)         7,834
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........         1,530         47,751
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        27,264         58,966
NET ASSETS:
   Beginning of year............................       316,474        257,508
                                                  ------------   ------------
   End of year..................................  $    343,738   $    316,474
                                                  ============   ============

                                                      JANUS ASPEN SERIES           JANUS ASPEN SERIES
                                                          BALANCED--                MID CAP GROWTH--
                                                     INSTITUTIONAL SHARES         INSTITUTIONAL SHARES
                                                  ---------------------------   -------------------------
                                                      2005           2004          2005          2004
                                                  -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  1,882,788   $  1,722,947   $        --   $        --
   Net realized gain (loss) on investments......      (246,674)      (553,785)          686         1,386
   Realized gain distribution received..........            --             --            --            --
   Change in unrealized appreciation
     (depreciation) on investments..............     6,082,531      6,474,058        13,759        14,278
                                                  ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................     7,718,645      7,643,220        14,445        15,664
                                                  ------------   ------------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    18,974,336     21,504,020         6,603       180,694
   Cost of insurance............................    (7,320,750)    (7,383,831)       (4,348)       (3,677)
   Policyowners' surrenders.....................    (4,648,885)    (4,398,848)           --            --
   Net transfers from (to) Fixed Account........    (1,746,653)    (1,209,772)           --        54,382
   Transfers between Investment Divisions.......    (5,881,511)    (5,687,509)        1,936      (160,597)
   Policyowners' death benefits.................      (249,014)      (118,601)           --            --
                                                  ------------   ------------   -----------   -----------
     Net contributions and (withdrawals)........      (872,477)     2,705,459         4,191        70,802
                                                  ------------   ------------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,596)        (7,255)           --            --
                                                  ------------   ------------   -----------   -----------
       Increase (decrease) in net assets........     6,844,572     10,341,424        18,636        86,466
NET ASSETS:
   Beginning of year............................   105,158,991     94,817,567       113,709        27,243
                                                  ------------   ------------   -----------   -----------
   End of year..................................  $112,003,563   $105,158,991   $   132,345   $   113,709
                                                  ============   ============   ===========   ===========


                                                      JANUS ASPEN SERIES
                                                      WORLDWIDE GROWTH--
                                                     INSTITUTIONAL SHARES
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    798,267   $    424,267
   Net realized gain (loss) on investments......    (6,021,427)    (4,269,474)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............    10,329,601      7,910,065
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     5,106,441      4,064,858
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    18,997,332     21,773,467
   Cost of insurance............................    (6,993,591)    (7,430,235)
   Policyowners' surrenders.....................    (5,355,473)    (4,231,514)
   Net transfers from (to) Fixed Account........    (1,991,447)    (1,683,720)
   Transfers between Investment Divisions.......    (8,434,892)    (5,572,441)
   Policyowners' death benefits.................      (145,184)      (143,802)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (3,923,255)     2,711,755
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         2,998         (9,480)
                                                  ------------   ------------
       Increase (decrease) in net assets........     1,186,184      6,767,133
NET ASSETS:
   Beginning of year............................   101,206,467     94,439,334
                                                  ------------   ------------
   End of year..................................  $102,392,651   $101,206,467
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
            INDEX 500--             INVESTMENT GRADE BOND--              MID CAP--                    OVERSEAS--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     15,357   $     16,073   $      1,053   $      3,713   $         --   $         --   $      3,714   $      3,662
           2,539         51,966           (331)        (1,179)       245,078        154,805          2,660         96,530
              --             --            636          2,671         30,105             --          2,907             --
          31,337         (7,289)         3,070         (2,073)        23,478        100,356        192,153        (34,909)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          49,233         60,750          4,428          3,132        298,661        255,161        201,434         65,283
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          30,218        232,110          1,000          4,507         69,725        354,162         48,109        156,646
         (24,475)       (26,535)        (2,058)        (2,216)       (93,253)       (73,111)       (17,843)       (13,168)
              --             --             --             --             --       (220,985)            --             --
           1,426         27,753          3,873        (66,393)        15,035         12,342          1,469          1,000
         522,866           (990)       166,232             --        881,520        840,682        601,241       (193,168)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         530,035        232,338        169,047        (64,102)       873,027        913,090        632,976        (48,690)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         579,268        293,088        173,475        (60,970)     1,171,688      1,168,251        834,410         16,593
         906,431        613,343         28,145         89,115      1,800,238        631,987        525,354        508,761
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,485,699   $    906,431   $    201,620   $     28,145   $  2,971,926   $  1,800,238   $  1,359,764   $    525,354
    ============   ============   ============   ============   ============   ============   ============   ============


              MFS(R)                        MFS(R)                        MFS(R)                        MFS(R)
     INVESTORS TRUST SERIES--       NEW DISCOVERY SERIES--           RESEARCH SERIES--            UTILITIES SERIES--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005         2004(A)          2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $        318   $        338   $         --   $         --   $          1   $         --   $        113   $         68
             243           (120)           120             19              8             23          3,903            485
              --             --             --             --             --             --             --             --
           3,585          5,766          3,231          6,871             (3)             3          1,188          2,634
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           4,146          5,984          3,351          6,890              6             26          5,204          3,187
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,174            980          2,739         33,469            882            735          2,799            599
          (3,254)        (2,991)        (1,375)          (655)          (851)          (681)        (2,854)        (1,656)
              --             --             --             --             --             --             --             --
              --             --          1,959             --             --             --          1,426             --
              --             --             --            659             --             --         28,415         11,947
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (2,080)        (2,011)         3,323         33,473             31             54         29,786         10,890
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,066          3,973          6,674         40,363             37             80         34,990         14,077
          58,227         54,254         62,164         21,801             80             --         18,636          4,559
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     60,293   $     58,227   $     68,838   $     62,164   $        117   $         80   $     53,626   $     18,636
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                                                    PIMCO            PIMCO
                                                       NEUBERGER BERMAN         REAL RETURN--    TOTAL RETURN--      ROYCE
                                                     AMT MID-CAP GROWTH--       ADMINISTRATIVE   ADMINISTRATIVE    MICRO-CAP
                                                            CLASS I              CLASS SHARES     CLASS SHARES     PORTFOLIO
                                                  ---------------------------   --------------   --------------   ------------
                                                      2005           2004          2005(D)          2005(D)         2005(E)
                                                  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --    $         19     $         66    $        559
   Net realized gain (loss) on investments......         7,287            650             (36)            (113)            (51)
   Realized gain distribution received..........            --             --              17               73           1,689
   Change in unrealized appreciation
     (depreciation) on investments..............         2,717         11,014             (18)             (72)           (833)
                                                  ------------   ------------    ------------     ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations................        10,004         11,664             (18)             (46)          1,364
                                                  ------------   ------------    ------------     ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         5,186         14,442              --               --           8,073
   Cost of insurance............................        (5,645)        (4,688)           (292)            (879)           (529)
   Policyowners' surrenders.....................            --             --              --               --          (1,689)
   Net transfers from (to) Fixed Account........            --            132           1,883            5,650           7,189
   Transfers between Investment Divisions.......       (22,004)        22,647              --               --         290,816
   Policyowners' death benefits.................            --             --              --               --              --
                                                  ------------   ------------    ------------     ------------    ------------
     Net contributions and (withdrawals)........       (22,463)        32,533           1,591            4,771         303,860
                                                  ------------   ------------    ------------     ------------    ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --              --               --              --
                                                  ------------   ------------    ------------     ------------    ------------
       Increase (decrease) in net assets........       (12,459)        44,197           1,573            4,725         305,224
NET ASSETS:
   Beginning of year............................        83,418         39,221              --               --              --
                                                  ------------   ------------    ------------     ------------    ------------
   End of year..................................  $     70,959   $     83,418    $      1,573     $      4,725    $    305,224
                                                  ============   ============    ============     ============    ============

                                                          VAN KAMPEN                    VAN KAMPEN
                                                         UIF EMERGING                  UIF EMERGING
                                                        MARKETS DEBT--               MARKETS EQUITY--
                                                            CLASS I                       CLASS I
                                                  ---------------------------   ---------------------------
                                                      2005           2004           2005           2004
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      2,050   $      1,416   $    (45,861)  $     13,429
   Net realized gain (loss) on investments......            57             14      1,205,409        377,858
   Realized gain distribution received..........           436            662             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............           583            (19)     7,299,536      3,658,564
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         3,126          2,073      8,459,084      4,049,851
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         4,073          1,710      4,499,681      3,447,555
   Cost of insurance............................          (839)          (328)    (1,791,252)    (1,303,882)
   Policyowners' surrenders.....................            --             --     (1,300,990)      (577,471)
   Net transfers from (to) Fixed Account........         1,959             --       (276,353)        36,120
   Transfers between Investment Divisions.......            --             --      4,646,309         51,107
   Policyowners' death benefits.................            --             --        (34,657)       (13,294)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........         5,193          1,382      5,742,738      1,640,135
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --         (4,364)        (5,682)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........         8,319          3,455     14,197,458      5,684,304
NET ASSETS:
   Beginning of year............................        23,554         20,099     22,542,548     16,858,244
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $     31,873   $     23,554   $ 36,740,006   $ 22,542,548
                                                  ============   ============   ============   ============


                                                          VAN KAMPEN
                                                    UIF U.S. REAL ESTATE--
                                                            CLASS I
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        241   $         97
   Net realized gain (loss) on investments......           429        (17,111)
   Realized gain distribution received..........           532            112
   Change in unrealized appreciation
     (depreciation) on investments..............         3,431          1,766
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         4,633        (15,136)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        15,295          5,100
   Cost of insurance............................        (2,633)        (1,930)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........         1,426          7,070
   Transfers between Investment Divisions.......        12,120         18,292
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        26,208         28,532
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        30,841         13,396
NET ASSETS:
   Beginning of year............................        16,976          3,580
                                                  ------------   ------------
   End of year..................................  $     47,817   $     16,976
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                         VAN ECK
       ROYCE              T. ROWE PRICE                 T. ROWE PRICE                   WORLDWIDE              VAN ECK
     SMALL-CAP            EQUITY INCOME               LIMITED-TERM BOND                 ABSOLUTE              WORLDWIDE
     PORTFOLIO              PORTFOLIO                     PORTFOLIO                      RETURN              HARD ASSETS
    ------------   ---------------------------   ---------------------------   ---------------------------   ------------
      2005(E)          2005           2004           2005           2004           2005         2004(B)          2005
    ---------------------------------------------------------------------------------------------------------------------
    $         --   $    494,787   $    320,293   $      5,471   $      6,179   $         --   $         --   $        127
             (61)       229,686        217,733           (526)        (1,015)            --           (163)         2,583
           2,265      2,194,639        702,727             --             --             --             --             --
          (5,548)    (1,313,504)     2,731,173         (2,297)        (2,118)            --             --        129,029
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (3,344)     1,605,608      3,971,926          2,648          3,046             --           (163)       131,739
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          17,585      9,018,193      7,172,129         (2,103)         2,096             --             (1)       144,914
          (1,233)    (2,733,224)    (1,938,028)        (1,173)        (5,474)            --           (887)       (16,384)
              --     (1,687,838)    (1,306,945)            --             --             --             --             --
             442        257,000        661,880             --       (106,796)            --             --         18,781
         320,775      7,271,971      5,305,135         (7,400)            --             --          1,051        973,377
              --        (74,188)       (10,494)            --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         337,569     12,051,914      9,883,677        (10,676)      (110,174)            --            163      1,120,688
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --          1,156         (2,492)            --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         334,225     13,658,678     13,853,111         (8,028)      (107,128)            --             --      1,252,427
              --     34,837,395     20,984,284        162,093        269,221             --             --         30,491
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    334,225   $ 48,496,073   $ 34,837,395   $    154,065   $    162,093   $         --   $         --   $  1,282,918
    ============   ============   ============   ============   ============   ============   ============   ============


       VAN ECK
      WORLDWIDE
     HARD ASSETS
     ------------
         2004
     ------------
     $        888
             (335)
               --
            2,567
     ------------
            3,120
     ------------
            5,134
           (3,767)
               --
            7,502
           14,104
               --
     ------------
           22,973
     ------------
               --
     ------------
           26,093
            4,398
     ------------
     $     30,491
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Enhanced DCA Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord Abbett & Co., and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers fifty-six variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Thirty-two of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-seven of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2, and Group 4 policies:

MainStay VP Balanced
MainStay VP Basic Value(1)
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock(2)
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP Income & Growth(3)
MainStay VP International Equity
MainStay VP Large Cap Growth(4)
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value(5)
MainStay VP S&P 500 Index(6)
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
Alger American Small Capitalization - Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth - Initial Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional
  Shares
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I

The following Investment Divisions are available for Group 3 policies:

MainStay VP Basic Value(1)
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock(2)
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

MainStay VP High Yield Corporate Bond
MainStay VP Income & Growth(3)
MainStay VP Large Cap Growth(4)
MainStay VP S&P 500 Index(6)
MainStay VP Total Return
MainStay VP Value
Alger American Leveraged All Cap - Class O Shares
Alger American Small Capitalization - Class O Shares
American Century VP Inflation Protection - Class II
American Century VP International - Class II
American Century VP Value - Class II
Dreyfus IP Technology Growth - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares(7)
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Fidelity(R) VIP Growth - Initial Class
Fidelity(R) VIP Index 500 - Initial Class
Fidelity(R) VIP Investment Grade Bond - Initial Class
Fidelity(R) VIP Mid Cap - Initial Class
Fidelity(R) VIP Overseas - Initial Class
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Mid Cap Growth - Institutional Shares(8)
Janus Aspen Series Worldwide Growth - Institutional
  Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) New Discovery Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Initial Class
Neuberger Berman AMT Mid-Cap Growth - Class I
PIMCO Global Bond - Administrative Class Shares
PIMCO Low Duration - Administrative Class Shares
PIMCO Real Return - Administrative Class Shares
PIMCO Total Return - Administrative Class Shares
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt - Class I
Van Kampen UIF Emerging Markets Equity - Class I
Van Kampen UIF U.S. Real Estate - Class I

Not all investment divisions are available under all policies.

(1) Formerly MainStay VP Dreyfus Large Company Value         (5) Formerly MainStay VP Equity Income
(2) Formerly MainStay VP Growth Equity                       (6) Formerly MainStay VP Indexed Equity
(3) Formerly MainStay VP American Century Income &           (7) Formerly Dreyfus VIF Small Cap
Growth                                                       (8) Formerly Janus Aspen Series Aggressive
(4) Formerly MainStay VP Growth                              Growth

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: PIMCO Global Bond - Administrative Class Shares, and PIMCO Low Duration - Administrative Class Shares.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider and SVUL policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of VUL Separate Account-I are as follows:


                                                     MAINSTAY VP                     MAINSTAY VP
                                     MAINSTAY VP        BASIC        MAINSTAY VP       CAPITAL       MAINSTAY VP
                                     BALANCED--        VALUE--         BOND--       APPRECIATION--      CASH
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                    ----------------------------------------------------------------------------
Number of shares..................         926             859           2,096           10,078         33,893
Identified cost...................     $ 9,416         $ 8,636         $28,451         $218,434        $33,892


                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP
                                       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    -----------------------------------------------------------------------------
Number of shares..................       1,654           2,342           2,754           9,858           1,776
Identified cost...................     $20,744         $24,502         $30,276        $217,778         $17,166

  Investment activity for the year ended December 31, 2005 was as follows:


                                                     MAINSTAY VP                     MAINSTAY VP
                                     MAINSTAY VP        BASIC        MAINSTAY VP       CAPITAL       MAINSTAY VP
                                     BALANCED--        VALUE--         BOND--       APPRECIATION--      CASH
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                    ----------------------------------------------------------------------------
Purchases.........................     $ 9,492         $ 1,899         $ 4,475         $  4,953        $27,803
Proceeds from sales...............          78             756           3,214           20,106         27,199


                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP
                                       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    -----------------------------------------------------------------------------
Purchases.........................     $11,693         $11,571         $12,726        $ 20,770         $ 5,682
Proceeds from sales...............       7,925           7,127           7,701          15,746           6,616

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
      MAINSTAY VP                     MAINSTAY VP                         HIGH YIELD       MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP       FLOATING        MAINSTAY VP        CORPORATE        INCOME &       INTERNATIONAL
        STOCK--      CONVERTIBLE--       RATE--         GOVERNMENT--        BOND--          GROWTH--         EQUITY--
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
     -------------------------------------------------------------------------------------------------------------------
           4,773          2,901           2,516             1,908             9,572              678            2,479
        $104,988        $30,092         $24,938           $20,971           $88,025          $ 6,933          $31,372


      MAINSTAY VP
       LARGE CAP
       GROWTH--
     INITIAL CLASS
     -------------
          1,515
        $16,596

                                         ALGER             ALGER           AMERICAN
      MAINSTAY VP                       AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
         TOTAL        MAINSTAY VP      LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       RETURN--         VALUE--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--     VALUE--
     INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
     ----------------------------------------------------------------------------------------------------------------
           3,481          4,097               2             1,655                1               14              35
        $ 60,993        $62,014         $    70           $27,386          $     7          $   106         $   293


        CALVERT
        SOCIAL
       BALANCED
     -------------
          2,301
        $ 4,082

                                                                          MAINSTAY VP
      MAINSTAY VP                     MAINSTAY VP                         HIGH YIELD       MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP       FLOATING        MAINSTAY VP        CORPORATE        INCOME &       INTERNATIONAL
        STOCK--      CONVERTIBLE--       RATE--         GOVERNMENT--        BOND--          GROWTH--         EQUITY--
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
     -------------------------------------------------------------------------------------------------------------------
        $  6,031        $ 3,681         $25,278           $ 3,096           $17,031          $ 1,542          $13,685
           7,884          2,985             339             2,953            10,287              693            1,103


      MAINSTAY VP
       LARGE CAP
       GROWTH--
     INITIAL CLASS
     -------------
        $ 1,925
          2,237

                                         ALGER             ALGER           AMERICAN
      MAINSTAY VP                       AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
         TOTAL        MAINSTAY VP      LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       RETURN--         VALUE--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--     VALUE--
     INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
     ----------------------------------------------------------------------------------------------------------------
        $  3,398        $ 6,374         $   360           $ 7,061          $     8          $   408         $   156
           5,090          6,531             361             5,601                2              362             721


        CALVERT
        SOCIAL
       BALANCED
     -------------
        $   710
            330

--------------------------------------------------------------------------------

                                                                                              FIDELITY(R)
                                       DREYFUS IP        DREYFUS VIF        FIDELITY(R)           VIP           FIDELITY(R)
                                       TECHNOLOGY         DEVELOPING            VIP             EQUITY-             VIP
                                        GROWTH--          LEADERS--       CONTRAFUND(R)--      INCOME--          GROWTH--
                                     INITIAL SHARES     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                    -----------------------------------------------------------------------------------------
Number of shares..................          905                 7               5,109             2,157                10
Identified cost...................       $7,381              $316            $118,408           $48,761           $   332


                                     FIDELITY(R)
                                         VIP
                                     INDEX 500--
                                    INITIAL CLASS
                                    -------------
Number of shares..................          10
Identified cost...................      $1,392


                                                                          NEUBERGER                         PIMCO
                                         MFS(R)             MFS(R)        BERMAN AMT       PIMCO            TOTAL
                                        RESEARCH          UTILITIES        MID-CAP     REAL RETURN--       RETURN--        ROYCE
                                        SERIES--           SERIES--        GROWTH--    ADMINISTRATIVE   ADMINISTRATIVE   MICRO-CAP
                                     INITIAL CLASS      INITIAL CLASS      CLASS I      CLASS SHARES     CLASS SHARES    PORTFOLIO
                                    ----------------------------------------------------------------------------------------------
Number of shares..................           --                 2                 3            --               --            24
Identified cost...................       $   --              $ 49          $     54       $     2          $     5        $  305

                                                                                              FIDELITY(R)
                                       DREYFUS IP        DREYFUS VIF        FIDELITY(R)           VIP           FIDELITY(R)
                                       TECHNOLOGY         DEVELOPING            VIP             EQUITY-             VIP
                                        GROWTH--          LEADERS--       CONTRAFUND(R)--      INCOME--          GROWTH--
                                     INITIAL SHARES     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                    -----------------------------------------------------------------------------------------
Purchases.........................       $2,623              $391            $ 20,950           $ 9,077           $   496
Proceeds from sales...............        1,991               369               4,655             3,263               493


                                     FIDELITY(R)
                                         VIP
                                     INDEX 500--
                                    INITIAL CLASS
                                    -------------
Purchases.........................      $  588
Proceeds from sales...............          42


                                                                          NEUBERGER                         PIMCO
                                         MFS(R)             MFS(R)        BERMAN AMT       PIMCO            TOTAL
                                        RESEARCH          UTILITIES        MID-CAP     REAL RETURN--       RETURN--        ROYCE
                                        SERIES--           SERIES--        GROWTH--    ADMINISTRATIVE   ADMINISTRATIVE   MICRO-CAP
                                     INITIAL CLASS      INITIAL CLASS      CLASS I      CLASS SHARES     CLASS SHARES    PORTFOLIO
                                    ----------------------------------------------------------------------------------------------
Purchases.........................       $    1              $ 46          $      5       $     4          $    11        $  309
Proceeds from sales...............            1                16                28             2                6             4

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                     JANUS ASPEN     JANUS ASPEN
     FIDELITY(R)                                     JANUS ASPEN       SERIES          SERIES          MFS(R)          MFS(R)
         VIP         FIDELITY(R)     FIDELITY(R)       SERIES          MID CAP        WORLDWIDE       INVESTORS          NEW
     INVESTMENT          VIP             VIP         BALANCED--       GROWTH--        GROWTH--          TRUST         DISCOVERY
    GRADE BOND--      MID CAP--      OVERSEAS--     INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      SHARES          SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
          16                85             66             4,358              5            3,668              3             4
        $198           $ 2,714         $1,113          $101,801         $  102         $117,819        $    54           $58

                                                                                  VAN            VAN
                                     T. ROWE                                    KAMPEN         KAMPEN            VAN
                     T. ROWE          PRICE                                       UIF            UIF           KAMPEN
                      PRICE         LIMITED-        VAN ECK                    EMERGING       EMERGING        UIF U.S.
       ROYCE         EQUITY           TERM         WORLDWIDE      VAN ECK       MARKETS        MARKETS          REAL
     SMALL-CAP       INCOME           BOND         ABSOLUTE      WORLDWIDE      DEBT--        EQUITY--        ESTATE--
     PORTFOLIO      PORTFOLIO       PORTFOLIO       RETURN      HARD ASSETS     CLASS I        CLASS I         CLASS I
    ---------------------------------------------------------------------------------------------------------------------
         34            2,226             31              --           46              4          2,482             2
       $339          $44,955         $  160        $     --       $1,143       $     30        $21,677           $42

                                                                     JANUS ASPEN     JANUS ASPEN
     FIDELITY(R)                                     JANUS ASPEN       SERIES          SERIES          MFS(R)          MFS(R)
         VIP         FIDELITY(R)     FIDELITY(R)       SERIES          MID CAP        WORLDWIDE       INVESTORS          NEW
     INVESTMENT          VIP             VIP         BALANCED--       GROWTH--        GROWTH--          TRUST         DISCOVERY
    GRADE BOND--      MID CAP--      OVERSEAS--     INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      SHARES          SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
        $178           $ 2,487         $  655          $  8,567         $    9         $  5,727        $     2           $ 5
           7             1,583             16             7,533              4            8,846              4             1

                                                                                  VAN            VAN
                                     T. ROWE                                    KAMPEN         KAMPEN            VAN
                     T. ROWE          PRICE                                       UIF            UIF           KAMPEN
                      PRICE         LIMITED-        VAN ECK                    EMERGING       EMERGING        UIF U.S.
       ROYCE         EQUITY           TERM         WORLDWIDE      VAN ECK       MARKETS        MARKETS          REAL
     SMALL-CAP       INCOME           BOND         ABSOLUTE      WORLDWIDE      DEBT--        EQUITY--        ESTATE--
     PORTFOLIO      PORTFOLIO       PORTFOLIO       RETURN      HARD ASSETS     CLASS I        CLASS I         CLASS I
    ---------------------------------------------------------------------------------------------------------------------
       $349          $16,231         $    7        $     --       $1,122       $      8        $ 8,482           $29
         10            1,520             12              --            9              1          3,011             2

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follow:


                                          MAINSTAY VP             MAINSTAY VP                     MAINSTAY VP
                                          BALANCED--             BASIC VALUE--                      BOND--
                                         INITIAL CLASS           INITIAL CLASS                   INITIAL CLASS
                                         -------------   -----------------------------   -----------------------------
                                            2005(C)          2005            2004            2005            2004
                                         -----------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................         727              37              63              95             100
Units redeemed.........................          (9)            (13)            (22)           (131)           (168)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............         718              24              41             (36)            (68)
                                            =======         =======         =======         =======         =======
GROUP 2 POLICIES
Units issued...........................         107              86             141             121             149
Units redeemed.........................          (4)            (63)            (63)            (97)            (85)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............         103              23              78              24              64
                                            =======         =======         =======         =======         =======
GROUP 3 POLICIES
Units issued...........................          --               1               4               4              21
Units redeemed.........................          --              --              --             (17)             (2)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............          --               1               4             (13)             19
                                            =======         =======         =======         =======         =======
GROUP 4 POLICIES
Units issued...........................         102              59              77             135             127
Units redeemed.........................          (5)            (19)            (11)            (48)            (35)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............          97              40              66              87              92
                                            =======         =======         =======         =======         =======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


             MAINSTAY VP                                                     MAINSTAY VP                     MAINSTAY VP
       CAPITAL APPRECIATION--                MAINSTAY VP                   COMMON STOCK--                   CONVERTIBLE--
            INITIAL CLASS                  CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2005            2004            2005            2004            2005            2004            2005            2004
    -----------------------------------------------------------------------------------------------------------------------------
         1,392           1,685           3,772           1,878             317             394              69             113
        (2,143)         (1,823)         (5,173)         (3,156)           (466)           (431)           (118)            (51)
       -------         -------         -------         -------         -------         -------         -------         -------
          (751)           (138)         (1,401)         (1,278)           (149)            (37)            (49)             62
       =======         =======         =======         =======         =======         =======         =======         =======
         1,520           1,874           2,435           3,681             549             696             220             287
        (1,537)         (1,251)         (3,180)         (5,637)           (577)           (452)           (212)           (185)
       -------         -------         -------         -------         -------         -------         -------         -------
           (17)            623            (745)         (1,956)            (28)            244               8             102
       =======         =======         =======         =======         =======         =======         =======         =======
             4               9           2,298           2,097               9              15               3               4
            (2)             (2)         (1,465)         (1,558)             (2)             (2)             (2)             (1)
       -------         -------         -------         -------         -------         -------         -------         -------
             2               7             833             539               7              13               1               3
       =======         =======         =======         =======         =======         =======         =======         =======
           205             234           6,510           5,478             135             163             149             196
          (104)            (56)         (4,657)         (3,560)            (65)            (36)            (59)            (39)
       -------         -------         -------         -------         -------         -------         -------         -------
           101             178           1,853           1,918              70             127              90             157
       =======         =======         =======         =======         =======         =======         =======         =======


       MAINSTAY VP
     FLOATING RATE--
      INITIAL CLASS
     ---------------
         2005(C)
     ---------------
           2,371
              (1)
         -------
           2,370
         =======
              58
              (1)
         -------
              57
         =======
              --
              --
         -------
              --
         =======
              35
              (2)
         -------
              33
         =======

--------------------------------------------------------------------------------


                                                                                  MAINSTAY VP
                                                  MAINSTAY VP                     HIGH YIELD
                                                 GOVERNMENT--                  CORPORATE BOND--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2005            2004            2005            2004
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................         64              80             223             314
Units redeemed.........................       (119)           (122)           (369)           (290)
                                             -----           -----           -----           -----
  Net increase (decrease)..............        (55)            (42)           (146)             24
                                             =====           =====           =====           =====
GROUP 2 POLICIES
Units issued...........................         84             111             259             399
Units redeemed.........................        (76)           (131)           (224)           (159)
                                             -----           -----           -----           -----
  Net increase (decrease)..............          8             (20)             35             240
                                             =====           =====           =====           =====
GROUP 3 POLICIES
Units issued...........................          3               6               5              26
Units redeemed.........................         (1)             (3)             (5)            (21)
                                             -----           -----           -----           -----
  Net increase (decrease)..............          2               3              --               5
                                             =====           =====           =====           =====
GROUP 4 POLICIES
Units issued...........................         90              90             445             398
Units redeemed.........................        (48)            (27)           (122)            (71)
                                             -----           -----           -----           -----
  Net increase (decrease)..............         42              63             323             327
                                             =====           =====           =====           =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  INTERNATIONAL                   LARGE CAP                      MID CAP
         INCOME & GROWTH--                 EQUITY--                      GROWTH--                       CORE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
          38             40            341            269             75            100            321            259
         (33)           (14)          (104)           (77)          (138)           (44)          (599)           (23)
       -----          -----          -----          -----          -----          -----          -----          -----
           5             26            237            192            (63)            56           (278)           236
       =====          =====          =====          =====          =====          =====          =====          =====
          74            104            347            264            284            370            225            170
         (58)           (48)           (57)           (58)          (311)          (343)           (41)           (27)
       -----          -----          -----          -----          -----          -----          -----          -----
          16             56            290            206            (27)            27            184            143
       =====          =====          =====          =====          =====          =====          =====          =====
          --             10             --             --              3              3             --             --
          (1)           (35)            --             --             --             --             --             --
       -----          -----          -----          -----          -----          -----          -----          -----
          (1)           (25)            --             --              3              3             --             --
       =====          =====          =====          =====          =====          =====          =====          =====
          59             53            251            168             74             91            225            157
         (13)           (10)           (53)           (22)           (38)           (31)           (45)           (23)
       -----          -----          -----          -----          -----          -----          -----          -----
          46             43            198            146             36             60            180            134
       =====          =====          =====          =====          =====          =====          =====          =====

--------------------------------------------------------------------------------


                                                  MAINSTAY VP                     MAINSTAY VP
                                                    MID CAP                         MID CAP
                                                   GROWTH--                         VALUE--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2005            2004            2005            2004
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        390             283             427             344
Units redeemed.........................       (585)            (44)           (611)            (66)
                                            ------          ------          ------          ------
  Net increase (decrease)..............       (195)            239            (184)            278
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        297             264             284             280
Units redeemed.........................        (86)            (53)           (105)            (70)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        211             211             179             210
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         --              --              --              --
Units redeemed.........................         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        356             280             340             255
Units redeemed.........................        (78)            (47)            (75)            (41)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        278             233             265             214
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


             MAINSTAY VP                     MAINSTAY VP
               S&P 500                        SMALL CAP                      MAINSTAY VP                     MAINSTAY VP
               INDEX--                        GROWTH--                     TOTAL RETURN--                      VALUE--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2005            2004            2005            2004            2005            2004            2005            2004
    -----------------------------------------------------------------------------------------------------------------------------
          682             804             111             177             283             336             261             311
         (889)           (799)           (549)            (41)           (431)           (382)           (360)           (310)
       ------          ------          ------          ------          ------          ------          ------          ------
         (207)              5            (438)            136            (148)            (46)            (99)              1
       ======          ======          ======          ======          ======          ======          ======          ======
        1,348           1,641             167             239             259             306             253             322
       (1,078)           (961)            (84)            (69)           (237)           (177)           (230)           (177)
       ------          ------          ------          ------          ------          ------          ------          ------
          270             680              83             170              22             129              23             145
       ======          ======          ======          ======          ======          ======          ======          ======
           16              61              --              --               1              10              10              27
          (37)            (28)             --              --              (1)             (1)             (8)             (8)
       ------          ------          ------          ------          ------          ------          ------          ------
          (21)             33              --              --              --               9               2              19
       ======          ======          ======          ======          ======          ======          ======          ======
          838           1,070             249             228              90             105             172             192
         (230)           (152)            (64)            (42)            (37)            (24)            (68)            (42)
       ------          ------          ------          ------          ------          ------          ------          ------
          608             918             185             186              53              81             104             150
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                 ALGER
                                         ALGER AMERICAN        AMERICAN        AMERICAN CENTURY VP
                                            LEVERAGED            SMALL              INFLATION
                                            ALL CAP--      CAPITALIZATION--        PROTECTION--
                                         CLASS O SHARES     CLASS O SHARES           CLASS II
                                         ---------------   -----------------   --------------------
                                          2005     2004     2005      2004       2005      2004(b)
                                         ----------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --      225       272         --          --
Units redeemed.........................      --       --     (229)     (278)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --       --       (4)       (6)        --          --
                                         ======   ======   ======    ======     ======      ======
GROUP 2 POLICIES
Units issued...........................      --       --      291       374         --          --
Units redeemed.........................      --       --     (224)     (248)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --       --       67       126         --          --
                                         ======   ======   ======    ======     ======      ======
GROUP 3 POLICIES
Units issued...........................      26        2       25        24          1          --
Units redeemed.........................     (26)      --      (26)       (3)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --        2       (1)       21          1          --
                                         ======   ======   ======    ======     ======      ======
GROUP 4 POLICIES
Units issued...........................      --       --       98       103         --          --
Units redeemed.........................      --       --      (34)      (16)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --       --       64        87         --          --
                                         ======   ======   ======    ======     ======      ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


    AMERICAN CENTURY       AMERICAN                           DREYFUS IP        DREYFUS VIF
           VP             CENTURY VP          CALVERT         TECHNOLOGY        DEVELOPING
     INTERNATIONAL--        VALUE--           SOCIAL           GROWTH--          LEADERS--
        CLASS II           CLASS II          BALANCED       INITIAL SHARES    INITIAL SHARES
    -----------------   ---------------   ---------------   ---------------   ---------------
     2005      2004      2005     2004     2005     2004     2005     2004     2005     2004
    -----------------------------------------------------------------------------------------
        --        --        --       --       16       16       55      195       --       --
        --        --        --       --      (13)     (13)     (95)     (29)      --       --
    ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
        --        --        --       --        3        3      (40)     166       --       --
    ======    ======    ======   ======   ======   ======   ======   ======   ======   ======
        --        --        --       --       33       35       67       91       --       --
        --        --        --       --      (32)     (24)     (37)     (31)      --       --
    ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
        --        --        --       --        1       11       30       60       --       --
    ======    ======    ======   ======   ======   ======   ======   ======   ======   ======
        27        --         1       53       --       --       43        2       26       10
       (23)      (13)      (49)      (1)      --       --      (44)      (1)     (24)      (1)
    ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         4       (13)      (48)      52       --       --       (1)       1        2        9
    ======    ======    ======   ======   ======   ======   ======   ======   ======   ======
        --        --        --       --       29       25      110      113       --       --
        --        --        --       --       (7)      (5)     (43)     (27)      --       --
    ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
        --        --        --       --       22       20       67       86       --       --
    ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------

                                                  FIDELITY(R)                     FIDELITY(R)
                                                      VIP                             VIP
                                                CONTRAFUND(R)--                 EQUITY-INCOME--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2005            2004            2005            2004
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        611             574             216             298
Units redeemed.........................       (438)           (409)           (205)           (157)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        173             165              11             141
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        852             835             233             315
Units redeemed.........................       (453)           (395)           (180)           (156)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        399             440              53             159
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         99              51              13              27
Units redeemed.........................         (4)             (3)             (2)            (61)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         95              48              11             (34)
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        557             363             279             291
Units redeemed.........................       (120)            (72)            (70)            (42)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        437             291             209             249
                                            ======          ======          ======          ======


                                                  FIDELITY(R)
                                                 VIP GROWTH--
                                                 INITIAL CLASS
                                         -----------------------------
                                             2005            2004
                                         -----------------------------
GROUP 1 POLICIES
Units issued...........................         --              --
Units redeemed.........................         --              --
                                            ------          ------
  Net increase (decrease)..............         --              --
                                            ======          ======
GROUP 2 POLICIES
Units issued...........................         --              --
Units redeemed.........................         --              --
                                            ------          ------
  Net increase (decrease)..............         --              --
                                            ======          ======
GROUP 3 POLICIES
Units issued...........................         50               7
Units redeemed.........................        (49)             (1)
                                            ------          ------
  Net increase (decrease)..............          1               6
                                            ======          ======
GROUP 4 POLICIES
Units issued...........................         --              --
Units redeemed.........................         --              --
                                            ------          ------
  Net increase (decrease)..............         --              --
                                            ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2005     2004     2005     2004     2005     2004     2005     2004      2005        2004
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       266         340
        --       --       --       --       --       --       --       --      (391)       (474)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --      (125)       (134)
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       804       1,024
        --       --       --       --       --       --       --       --      (832)       (787)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (28)        237
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        50       26       15       --       49       85       49       14         5          11
        (2)      (5)      --       (5)      (5)     (22)      (1)     (18)       (3)         (5)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        48       21       15       (5)      44       63       48       (4)        2           6
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       310         311
        --       --       --       --       --       --       --       --      (125)        (75)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       185         236
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------


                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE           INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INITIAL CLASS
                                         ---------------------   ---------------------   --------------
                                           2005        2004        2005        2004       2005    2004
                                         --------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         513         613         --      --
Units redeemed.........................       --          --        (789)       (695)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --        (276)        (82)        --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 2 POLICIES
Units issued...........................       --          --       1,054       1,335         --      --
Units redeemed.........................       --          --      (1,118)     (1,022)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         (64)        313         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 3 POLICIES
Units issued...........................       --          21           3           5         --      --
Units redeemed.........................       --         (15)         (2)         (1)        --      (1)
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --           6           1           4         --      (1)
                                          ======      ======      ======      ======     ======   =====
GROUP 4 POLICIES
Units issued...........................       --          --         175         177         --      --
Units redeemed.........................       --          --         (79)        (46)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --          96         131         --      --
                                          ======      ======      ======      ======     ======   =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                    NEUBERGER
         MFS(R)                                  MFS(R)            BERMAN AMT           PIMCO            PIMCO
      NEW DISCOVERY          MFS(R)             UTILITIES            MID-CAP        REAL RETURN--    TOTAL RETURN--
        SERIES--        RESEARCH SERIES--       SERIES--            GROWTH--        ADMINISTRATIVE   ADMINISTRATIVE
      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS          CLASS I         CLASS SHARES     CLASS SHARES
    -----------------   -----------------   -----------------   -----------------   --------------   --------------
     2005      2004      2005     2004(a)    2005      2004      2005      2004        2005(d)          2005(d)
    ---------------------------------------------------------------------------------------------------------------
        --        --        --        --        --        --        --        --            --               --
        --        --        --        --        --        --        --        --            --               --
    ------    ------    ------    ------    ------    ------    ------    ------        ------           ------
        --        --        --        --        --        --        --        --            --               --
    ======    ======    ======    ======    ======    ======    ======    ======        ======           ======
        --        --        --        --        --        --        --        --            --               --
        --        --        --        --        --        --        --        --            --               --
    ------    ------    ------    ------    ------    ------    ------    ------        ------           ------
        --        --        --        --        --        --        --        --            --               --
    ======    ======    ======    ======    ======    ======    ======    ======        ======           ======
        --         4        --        --         2         1        --         3            --               --
        --        --        --        --        --        --        (2)       --            --               --
    ------    ------    ------    ------    ------    ------    ------    ------        ------           ------
        --         4        --        --         2         1        (2)        3            --               --
    ======    ======    ======    ======    ======    ======    ======    ======        ======           ======
        --        --        --        --        --        --        --        --            --               --
        --        --        --        --        --        --        --        --            --               --
    ------    ------    ------    ------    ------    ------    ------    ------        ------           ------
        --        --        --        --        --        --        --        --            --               --
    ======    ======    ======    ======    ======    ======    ======    ======        ======           ======

--------------------------------------------------------------------------------


                                                                          T. ROWE PRICE
                                 ROYCE       ROYCE      T. ROWE PRICE     LIMITED-TERM
                               MICRO-CAP   SMALL-CAP    EQUITY INCOME         BOND
                               PORTFOLIO   PORTFOLIO      PORTFOLIO         PORTFOLIO
                               ---------   ---------   ---------------   ---------------
                                2005(E)     2005(E)     2005     2004     2005     2004
                               ---------------------------------------------------------
GROUP 1 POLICIES
Units issued................        10          12        444      377       --       --
Units redeemed..............        --          --       (109)     (86)      --       --
                                ------      ------     ------   ------   ------   ------
  Net increase (decrease)...        10          12        335      291       --       --
                                ======      ======     ======   ======   ======   ======
GROUP 2 POLICIES
Units issued................         9           7        420      411       --       --
Units redeemed..............        --          --       (188)    (148)      --       --
                                ------      ------     ------   ------   ------   ------
  Net increase (decrease)...         9           7        232      263       --       --
                                ======      ======     ======   ======   ======   ======
GROUP 3 POLICIES
Units issued................        --          --         16       13       --       --
Units redeemed..............        --          --         (6)     (24)      (1)     (11)
                                ------      ------     ------   ------   ------   ------
  Net increase (decrease)...        --          --         10      (11)      (1)     (11)
                                ======      ======     ======   ======   ======   ======
GROUP 4 POLICIES
Units issued................        11          15        421      321       --       --
Units redeemed..............        --          --        (91)     (51)      --       --
                                ------      ------     ------   ------   ------   ------
  Net increase (decrease)...        11          15        330      270       --       --
                                ======      ======     ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                             VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
         VAN ECK                            UIF EMERGING      UIF EMERGING        UIF U.S.
        WORLDWIDE            VAN ECK           MARKETS           MARKETS            REAL
         ABSOLUTE           WORLDWIDE          DEBT--           EQUITY--          ESTATE--
          RETURN           HARD ASSETS         CLASS I           CLASS I           CLASS I
    ------------------   ---------------   ---------------   ---------------   ---------------
      2005     2004(B)    2005     2004     2005     2004     2005     2004     2005     2004
    ------------------------------------------------------------------------------------------
         --        --        39       --       --       --      253      141       --       --
         --        --        --       --       --       --     (154)     (97)      --       --
     ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         --        --        39       --       --       --       99       44       --       --
     ======    ======    ======   ======   ======   ======   ======   ======   ======   ======
         --        --        14       --       --       --      184      122       --       --
         --        --        --       --       --       --      (89)     (90)      --       --
     ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         --        --        14       --       --       --       95       32       --       --
     ======    ======    ======   ======   ======   ======   ======   ======   ======   ======
         --        --        24        2       --       --        1        5        1        1
         --        --        (1)      --       --       --       (1)      --       --       --
     ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         --        --        23        2       --       --       --        5        1        1
     ======    ======    ======   ======   ======   ======   ======   ======   ======   ======
         --        --        12       --       --       --      174       65       --       --
         --        --        --       --       --       --      (28)     (13)      --       --
     ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         --        --        12       --       --       --      146       52       --       --
     ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002, and 2001:


                                                   MAINSTAY VP
                                                   BALANCED--                         MAINSTAY VP
                                                  INITIAL CLASS                BASIC VALUE--INITIAL CLASS
                                                  -------------   ----------------------------------------------------
                                                      2005          2005       2004       2003       2002       2001
                                                  --------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................     $  7,562     $  2,171   $  1,805   $  1,238   $    725   $    691
Units Outstanding...............................          718          195        171        130         96         70
Variable Accumulation Unit Value................     $  10.53     $  11.07   $  10.57   $   9.56   $   7.52   $   9.82
Total Return....................................         5.3%         4.7%      10.6%      27.1%     (23.4%)     (5.2%)
Investment Income Ratio.........................         1.4%         1.0%       1.1%       0.9%       0.7%       1.2%
GROUP 2 POLICIES(b)
Net Assets......................................     $  1,092     $  5,881   $  5,346   $  4,035   $  2,364   $  2,001
Units Outstanding...............................          103          497        474        396        296        192
Variable Accumulation Unit Value................     $  10.55     $  11.83   $  11.28   $  10.18   $   8.00   $  10.42
Total Return....................................         5.5%         4.9%      10.8%      27.3%     (23.2%)     (4.9%)
Investment Income Ratio.........................         2.4%         1.0%       1.1%       1.0%       0.7%       1.1%
GROUP 3 POLICIES
Net Assets......................................     $     --     $    132   $    118   $     63   $     10   $     --
Units Outstanding...............................           --           11         10          6          1         --
Variable Accumulation Unit Value................     $     --     $  12.40   $  11.76   $  10.56   $   8.26   $     --
Total Return....................................           --         5.4%      11.4%      27.9%     (17.4%)        --
Investment Income Ratio.........................           --         0.9%       1.0%       1.3%       0.7%         --
GROUP 4 POLICIES
Net Assets......................................     $  1,040     $  1,796   $  1,234   $    407   $     74   $     --
Units Outstanding...............................           97          144        104         38          9         --
Variable Accumulation Unit Value................     $  10.58     $  12.49   $  11.85   $  10.64   $   8.31   $     --
Total Return....................................         5.8%         5.4%      11.4%      27.9%     (16.9%)        --
Investment Income Ratio.........................         2.4%         1.0%       1.4%       1.4%       1.8%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP                                            MAINSTAY VP
                    BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 13,134   $ 13,637   $ 14,432   $ 13,958   $ 12,184   $171,702   $174,254   $171,100   $131,204   $185,293
         686        722        790        793        753      8,138      8,889      9,027      8,730      8,468
    $  19.15   $  18.88   $  18.26   $  17.59   $  16.18   $  21.11   $  19.60   $  18.95   $  15.03   $  21.88
        1.5%       3.4%       3.8%       8.7%       8.5%       7.7%       3.4%      26.1%     (31.4%)    (23.8%)
        3.2%       3.4%       4.1%       4.6%       5.4%         --       0.3%       0.2%       0.1%       0.1%
    $ 10,207   $  9,680   $  8,491   $  6,999   $  3,868   $ 57,246   $ 53,193   $ 46,871   $ 30,458   $ 29,631
         718        694        630        540        325      7,159      7,176      6,553      5,381      3,603
    $  14.19   $  13.96   $  13.48   $  12.96   $  11.89   $   8.00   $   7.41   $   7.15   $   5.66   $   8.22
        1.7%       3.6%       4.0%       9.0%       8.7%       7.9%       3.6%      26.4%     (31.2%)    (23.6%)
        3.3%       3.8%       4.3%       5.7%       9.6%         --       0.3%       0.2%       0.1%       0.1%
    $    379   $    528   $    292   $     55   $      7   $    287   $    249   $    171   $     89   $     72
          31         44         25          5          1         28         26         19         13          7
    $  12.21   $  11.95   $  11.48   $  10.99   $  10.04   $  10.21   $   9.42   $   9.05   $   7.12   $  10.30
        2.2%       4.1%       4.5%       9.5%       0.4%       8.4%       4.2%      27.0%     (30.9%)      3.0%
        3.1%       4.4%       5.2%       6.3%      53.8%         --       0.3%       0.3%       0.1%       0.3%
    $  3,851   $  2,747   $  1,614   $    552   $     --   $  5,305   $  3,823   $  1,868   $    443   $     --
         323        236        144         52         --        463        362        184         55         --
    $  11.91   $  11.66   $  11.20   $  10.72   $     --   $  11.46   $  10.57   $  10.15   $   7.99   $     --
        2.2%       4.1%       4.5%       7.2%         --       8.4%       4.2%      27.0%     (20.1%)        --
        3.6%       4.4%       5.4%      16.2%         --         --       0.3%       0.3%       0.3%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                      MAINSTAY VP
                                                                    CASH MANAGEMENT
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 13,394   $ 15,071   $ 16,841   $ 25,473   $ 46,014
Units Outstanding...............................     9,325     10,726     12,004     18,149     32,996
Variable Accumulation Unit Value................  $   1.44   $   1.41   $   1.40   $   1.40   $   1.39
Total Return....................................      2.2%       0.1%         --       0.6%       3.0%
Investment Income Ratio.........................      2.8%       0.8%       0.7%       1.4%       3.7%
GROUP 2 POLICIES(b)
Net Assets......................................  $ 10,937   $ 11,507   $ 13,640   $ 13,871   $ 12,365
Units Outstanding...............................     9,578     10,323     12,279     12,508     11,244
Variable Accumulation Unit Value................  $   1.14   $   1.11   $   1.11   $   1.11   $   1.10
Total Return....................................      2.4%       0.3%       0.2%       0.8%       3.8%
Investment Income Ratio.........................      2.9%       0.8%       0.7%       1.3%       3.4%
GROUP 3 POLICIES
Net Assets......................................  $  3,214   $  2,255   $  1,680   $  3,050   $    523
Units Outstanding...............................     2,999      2,166      1,627      2,974        517
Variable Accumulation Unit Value................  $   1.07   $   1.04   $   1.03   $   1.03   $   1.01
Total Return....................................      3.0%       0.8%       0.7%       2.0%       1.0%
Investment Income Ratio.........................      2.9%       0.8%       0.7%       1.2%       2.1%
GROUP 4 POLICIES
Net Assets......................................  $  6,478   $  4,412   $  2,431   $  1,472   $     --
Units Outstanding...............................     6,170      4,317      2,399      1,462         --
Variable Accumulation Unit Value................  $   1.05   $   1.02   $   1.01   $   1.01   $     --
Total Return....................................      3.0%       0.8%       0.7%       1.0%         --
Investment Income Ratio.........................      3.0%       0.9%       0.6%       1.0%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 65,300   $ 65,117   $ 60,036   $ 46,902   $ 60,962   $ 10,737   $ 11,056   $  9,403   $  7,003   $  6,864
       2,264      2,413      2,450      2,402      2,348        548        597        535        484        434
    $  28.86   $  26.99   $  24.50   $  19.53   $  25.96   $  19.60   $  18.52   $  17.58   $  14.48   $  15.83
        6.9%      10.1%      25.5%     (24.8%)    (17.7%)      5.9%       5.4%      21.4%      (8.5%)     (2.9%)
        1.0%       1.4%       1.1%       0.9%       0.7%       1.5%       2.1%       2.5%       2.9%       4.1%
    $ 32,781   $ 30,884   $ 25,743   $ 17,351   $ 15,533   $ 17,963   $ 16,830   $ 14,680   $  9,942   $  7,252
       3,010      3,038      2,794      2,368      1,598      1,301      1,293      1,191        981        656
    $  10.89   $  10.16   $   9.21   $   7.33   $   9.72   $  13.81   $  13.02   $  12.33   $  10.14   $  11.06
        7.1%      10.3%      25.7%     (24.6%)    (17.5%)      6.1%       5.6%      21.6%      (8.3%)     (2.6%)
        1.0%       1.5%       1.2%       1.1%       1.0%       1.6%       2.1%       2.5%       3.3%       5.2%
    $    437   $    342   $    181   $    135   $    178   $    287   $    259   $    209   $     94   $     52
          40         33         20         18         18         22         21         18         10          5
    $  11.03   $  10.25   $   9.24   $   7.31   $   9.65   $  13.09   $  12.27   $  11.57   $   9.46   $  10.28
        7.7%      10.9%      26.4%     (24.2%)     (3.5%)      6.6%       6.1%      22.2%      (8.1%)      2.8%
        1.1%       1.8%       1.5%       0.9%       1.8%       1.7%       2.2%       2.8%       3.6%      11.9%
    $  4,474   $  3,337   $  1,665   $    429   $     --   $  5,298   $  3,837   $  1,791   $    336   $     --
         355        285        158         51         --        400        310        153         35         --
    $  12.62   $  11.72   $  10.57   $   8.36   $     --   $  13.21   $  12.39   $  11.67   $   9.55   $     --
        7.7%      10.9%      26.4%     (16.4%)        --       6.6%       6.1%      22.2%      (4.5%)        --
        1.1%       1.8%       1.5%       3.2%         --       1.8%       2.5%       3.5%      10.0%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                   MAINSTAY VP
                                                    FLOATING
                                                     RATE--                           MAINSTAY VP
                                                  INITIAL CLASS                GOVERNMENT--INITIAL CLASS
                                                  -------------   ---------------------------------------------------
                                                      2005          2005       2004       2003       2002      2001
                                                  -------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................     $ 24,081     $ 10,877   $ 11,676   $ 12,095   $ 13,456   $ 8,224
Units Outstanding...............................        2,370          607        662        704        792       528
Variable Accumulation Unit Value................     $  10.16     $  17.92   $  17.63   $  17.18   $  16.98   $ 15.57
Total Return....................................         1.6%         1.7%       2.6%       1.2%       9.1%      5.9%
Investment Income Ratio.........................         4.7%         3.1%       4.1%       4.3%       3.8%      5.5%
GROUP 2 POLICIES(b)
Net Assets......................................     $    594     $  6,082   $  5,839   $  5,949   $  5,589   $ 2,237
Units Outstanding...............................           57          439        431        451        429       188
Variable Accumulation Unit Value................     $  10.18     $  13.82   $  13.56   $  13.19   $  13.01   $ 11.91
Total Return....................................         1.8%         1.9%       2.8%       1.4%       9.3%      6.1%
Investment Income Ratio.........................         5.1%         3.3%       4.2%       4.3%       4.3%      8.7%
GROUP 3 POLICIES
Net Assets......................................     $     --     $    185   $    165   $    120   $     90   $    --
Units Outstanding...............................           --           16         14         11          8        --
Variable Accumulation Unit Value................     $     --     $  11.72   $  11.45   $  11.08   $  10.88   $    --
Total Return....................................           --         2.4%       3.3%       1.9%       8.8%        --
Investment Income Ratio.........................           --         3.3%       4.6%       4.5%       4.4%        --
GROUP 4 POLICIES
Net Assets......................................     $    340     $  2,952   $  2,413   $  1,656   $    631   $    --
Units Outstanding...............................           33          257        215        152         59        --
Variable Accumulation Unit Value................     $  10.21     $  11.50   $  11.24   $  10.87   $  10.67   $    --
Total Return....................................         2.1%         2.4%       3.3%       1.9%       6.7%        --
Investment Income Ratio.........................         4.5%         3.4%       4.8%       5.9%      10.4%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                          INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 51,635   $ 53,870   $ 47,585   $ 30,983   $ 29,909   $  1,909   $  1,780   $  1,371   $    711   $    652
       2,057      2,203      2,179      1,921      1,879        188        183        157        104         76
    $  24.99   $  24.45   $  21.84   $  16.13   $  15.92   $  10.14   $   9.75   $   8.72   $   6.82   $   8.54
        2.2%      11.9%      35.4%       1.2%       4.2%       4.0%      11.9%      27.8%     (20.1%)     (9.1%)
        6.0%       7.6%       8.3%      10.7%      12.0%       1.2%       1.9%       1.9%       1.2%       1.0%
    $ 25,483   $ 24,317   $ 18,335   $  9,959   $  5,199   $  4,480   $  4,141   $  3,183   $  2,008   $  1,716
       1,589      1,554      1,314        969        514        423        407        351        284        194
    $  16.03   $  15.65   $  13.95   $  10.28   $  10.12   $  10.59   $  10.16   $   9.07   $   7.08   $   8.84
        2.4%      12.2%      35.7%       1.6%       4.3%       4.2%      12.1%      28.1%     (19.9%)     (9.0%)
        5.9%       7.6%       8.6%      12.7%      16.0%       1.2%       1.9%       1.6%       1.3%       1.2%
    $    558   $    544   $    411   $    271   $    234   $     92   $     91   $    350   $      9   $     --
          34         34         29         26         23          7          8         33          1         --
    $  16.25   $  15.78   $  14.00   $  10.27   $  10.06   $  12.41   $  11.86   $  10.52   $   8.18   $     --
        2.9%      12.7%      36.4%       2.1%       0.6%       4.7%      12.7%      28.7%     (18.2%)        --
        6.0%       6.5%       7.6%      11.3%     101.5%       1.1%       0.7%       1.8%       1.2%         --
    $ 14,260   $  8,986   $  3,601   $    851   $     --   $  1,557   $    899   $    323   $     68   $     --
         920        597        270         87         --        118         72         29          8         --
    $  15.50   $  15.06   $  13.36   $   9.79   $     --   $  13.14   $  12.55   $  11.14   $   8.66   $     --
        2.9%      12.7%      36.4%      (2.1%)        --       4.7%      12.7%      28.7%     (13.4%)        --
        7.0%       9.5%      11.0%      29.2%         --       1.4%       2.4%       2.2%       3.7%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                           INTERNATIONAL EQUITY-- INITIAL CLASS
                                       ---------------------------------------------
                                        2005      2004      2003     2002     2001
                                       ---------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $19,433   $13,646   $8,605   $5,894   $ 5,424
Units Outstanding....................      962       725      533      471       412
Variable Accumulation Unit Value.....  $ 20.18   $ 18.82   $16.15   $12.51   $ 13.18
Total Return.........................     7.2%     16.5%    29.1%    (5.1%)   (14.6%)
Investment Income Ratio..............     1.9%      1.1%     2.0%     1.4%      1.3%
GROUP 2 POLICIES(b)
Net Assets...........................  $10,159   $ 6,258   $3,310   $1,670   $ 1,038
Units Outstanding....................      830       540      334      218       129
Variable Accumulation Unit Value.....  $ 12.44   $ 11.58   $ 9.92   $ 7.67   $  8.06
Total Return.........................     7.5%     16.8%    29.4%    (4.7%)   (14.4%)
Investment Income Ratio..............     2.0%      1.2%     2.3%     1.7%      1.5%
GROUP 3 POLICIES
Net Assets...........................  $    --   $    --   $   --   $   --   $    --
Units Outstanding....................       --        --       --       --        --
Variable Accumulation Unit Value.....  $    --   $    --   $   --   $   --   $    --
Total Return.........................       --        --       --       --        --
Investment Income Ratio..............       --        --       --       --        --
GROUP 4 POLICIES
Net Assets...........................  $ 5,891   $ 2,665   $  526   $   59   $    --
Units Outstanding....................      388       190       44        6        --
Variable Accumulation Unit Value.....  $ 15.16   $ 14.04   $11.96   $ 9.20   $    --
Total Return.........................     8.0%     17.3%    30.0%    (8.0%)       --
Investment Income Ratio..............     2.2%      1.6%     3.4%     5.6%        --


                                                         MAINSTAY VP
                                               LARGE CAP GROWTH--INITIAL CLASS
                                       -----------------------------------------------
                                        2005      2004      2003      2002      2001
                                       -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $ 3,170   $ 3,483   $ 3,207   $ 2,214   $ 2,750
Units Outstanding....................      454       517       461       405       359
Variable Accumulation Unit Value.....  $  6.99   $  6.74   $  6.95   $  5.47   $  7.67
Total Return.........................     3.6%     (3.0%)    27.2%    (28.7%)   (17.1%)
Investment Income Ratio..............       --      0.2%      0.2%      0.1%        --
GROUP 2 POLICIES(b)
Net Assets...........................  $12,396   $12,186   $12,283   $ 7,827   $ 7,326
Units Outstanding....................    1,305     1,332     1,305     1,060       709
Variable Accumulation Unit Value.....  $  9.50   $  9.15   $  9.41   $  7.39   $ 10.34
Total Return.........................     3.8%     (2.8%)    27.4%    (28.6%)   (16.9%)
Investment Income Ratio..............       --      0.2%      0.2%      0.1%        --
GROUP 3 POLICIES
Net Assets...........................  $   255   $   214   $   191   $    96   $    21
Units Outstanding....................       27        24        21        13         2
Variable Accumulation Unit Value.....  $  9.48   $  9.08   $  9.30   $  7.26   $ 10.11
Total Return.........................     4.3%     (2.3%)    28.1%    (28.2%)     1.1%
Investment Income Ratio..............       --      0.3%      0.2%      0.1%        --
GROUP 4 POLICIES
Net Assets...........................  $ 1,710   $ 1,257   $   655   $   159   $    --
Units Outstanding....................      158       122        62        19        --
Variable Accumulation Unit Value.....  $ 10.74   $ 10.29   $ 10.54   $  8.23   $    --
Total Return.........................     4.3%     (2.3%)    28.1%    (17.7%)       --
Investment Income Ratio..............       --      0.3%      0.2%      0.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP                                            MAINSTAY VP
                MID CAP CORE--INITIAL CLASS                           MID CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $  9,347   $ 11,787   $  7,136   $  4,625   $  4,832   $ 11,166   $ 11,789   $  7,461   $  3,688   $  4,730
         612        890        654        570        515        846      1,041        802        570        518
    $  15.24   $  13.25   $  10.91   $   8.11   $   9.38   $  13.17   $  11.33   $   9.30   $   6.47   $   9.12
       15.1%      21.4%      34.6%     (13.5%)     (6.2%)     16.3%      21.8%      43.8%     (29.1%)     (8.8%)
        0.5%       0.6%       0.5%       0.3%       0.3%         --         --         --         --         --
    $  7,371   $  3,914   $  1,640   $    653   $    160   $ 10,811   $  6,775   $  3,517   $  1,074   $    344
         476        292        149         80         17        785        574        363        160         36
    $  15.48   $  13.43   $  11.04   $   8.19   $   9.45   $  13.76   $  11.81   $   9.68   $   6.72   $   9.46
       15.3%      21.6%      34.8%     (13.4%)     (5.5%)     16.5%      22.0%      44.1%     (28.9%)     (5.4%)
        0.7%       0.7%       0.6%       0.4%       1.0%         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --                    --         --         --         --         --         --         --         --
    $  5,976   $  2,594   $    566   $     73   $     --   $  9,842   $  4,691   $  1,304   $    256   $     --
         363        183         49          9         --        631        353        120         34         --
    $  16.47   $  14.21   $  11.63   $   8.58   $     --   $  15.58   $  13.31   $  10.85   $   7.50   $     --
       15.9%      22.2%      35.5%     (14.2%)        --      17.1%      22.6%      44.8%     (25.0%)        --
        0.7%       0.8%       0.8%       1.1%         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                               MID CAP VALUE--INITIAL CLASS
                                       ---------------------------------------------
                                        2005      2004      2003     2002      2001
                                       ---------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $13,143   $14,820   $9,718   $ 6,585   $5,620
Units Outstanding....................    1,001     1,185      907       787      570
Variable Accumulation Unit Value.....  $ 13.13   $ 12.51   $10.72   $  8.37   $ 9.86
Total Return.........................     5.0%     16.7%    28.1%    (15.1%)   (1.4%)
Investment Income Ratio..............     0.8%      1.0%     1.1%      1.1%     1.1%
GROUP 2 POLICIES(b)
Net Assets...........................  $12,092   $ 9,228   $5,632   $ 2,954   $  962
Units Outstanding....................      912       733      523       352       97
Variable Accumulation Unit Value.....  $ 13.24   $ 12.59   $10.76   $  8.39   $ 9.87
Total Return.........................     5.2%     17.0%    28.3%    (15.0%)   (1.3%)
Investment Income Ratio..............     0.9%      1.0%     1.2%      1.4%     3.0%
GROUP 3 POLICIES
Net Assets...........................  $    --   $    --   $   --   $    --   $   --
Units Outstanding....................       --        --       --        --       --
Variable Accumulation Unit Value.....  $    --   $    --   $   --   $    --   $   --
Total Return.........................       --        --       --        --       --
Investment Income Ratio..............       --        --       --        --       --
GROUP 4 POLICIES
Net Assets...........................  $ 8,702   $ 4,862   $1,814   $   458   $   --
Units Outstanding....................      646       381      167        54       --
Variable Accumulation Unit Value.....  $ 13.47   $ 12.75   $10.84   $  8.41   $   --
Total Return.........................     5.7%     17.5%    29.0%    (15.9%)      --
Investment Income Ratio..............     0.9%      1.2%     1.5%      3.4%       --


                                                           MAINSTAY VP
                                                  S&P 500 INDEX--INITIAL CLASS
                                       ---------------------------------------------------
                                         2005       2004       2003      2002       2001
                                       ---------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $145,879   $146,432   $133,315   $99,916   $121,766
Units Outstanding....................     4,688      4,895      4,890     4,665      4,392
Variable Accumulation Unit Value.....  $  31.13   $  29.91   $  27.26   $ 21.42   $  27.73
Total Return.........................      4.1%       9.7%      27.3%    (22.8%)    (12.7%)
Investment Income Ratio..............      1.2%       1.6%       1.4%      1.3%       1.1%
GROUP 2 POLICIES(b)
Net Assets...........................  $ 74,782   $ 69,081   $ 56,757   $35,382   $ 29,324
Units Outstanding....................     7,305      7,035      6,355     5,053      3,241
Variable Accumulation Unit Value.....  $  10.24   $   9.82   $   8.93   $  7.00   $   9.05
Total Return.........................      4.3%       9.9%      27.6%    (22.6%)    (12.6%)
Investment Income Ratio..............      1.2%       1.7%       1.5%      1.5%       1.4%
GROUP 3 POLICIES
Net Assets...........................  $    623   $    817   $    410   $     9   $     --
Units Outstanding....................        53         74         41         1         --
Variable Accumulation Unit Value.....  $  11.64   $  11.11   $  10.06   $  7.85   $     --
Total Return.........................      4.8%      10.5%      28.2%    (21.5%)        --
Investment Income Ratio..............      1.1%       1.6%       3.1%      3.1%         --
GROUP 4 POLICIES
Net Assets...........................  $ 27,317   $ 18,720   $  6,886   $ 1,890   $     --
Units Outstanding....................     2,155      1,547        629       221         --
Variable Accumulation Unit Value.....  $  12.68   $  12.10   $  10.95   $  8.54   $     --
Total Return.........................      4.8%      10.5%      28.2%    (14.6%)        --
Investment Income Ratio..............      1.4%       2.2%       2.0%      4.4%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $  5,817   $ 10,272   $  8,132   $  4,477   $  5,104   $ 43,324   $ 44,038   $ 42,609   $ 36,510   $ 43,693
         529        967        831        644        536      1,981      2,129      2,175      2,215      2,197
    $  10.98   $  10.63   $   9.78   $   6.95   $   9.51   $  21.88   $  20.69   $  19.59   $  16.48   $  19.89
        3.3%       8.6%      40.7%     (26.9%)     (4.9%)      5.8%       5.6%      18.8%     (17.0%)    (11.3%)
          --         --         --         --         --       1.5%       1.7%       1.9%       2.5%       2.6%
    $  7,581   $  6,396   $  4,170   $  1,442   $    385   $ 14,630   $ 13,594   $ 11,610   $  8,019   $  6,514
         668        585        415        202         40      1,365      1,343      1,214        998        673
    $  11.32   $  10.93   $  10.04   $   7.12   $   9.73   $  10.73   $  10.12   $   9.57   $   8.03   $   9.68
        3.5%       8.9%      41.0%     (26.8%)     (2.7%)      6.0%       5.8%      19.1%     (16.9%)    (11.1%)
          --         --         --         --         --       1.6%       1.8%       2.1%       2.9%       4.0%
    $     --   $     --   $     --   $     --   $     --   $    108   $    101   $      3   $      1   $     --
          --         --         --         --         --          9          9         --         --         --
    $     --   $     --   $     --   $     --   $     --   $  11.59   $  10.88   $  10.23   $   8.55   $     --
          --         --         --         --         --       6.5%       6.4%      19.7%     (14.5%)        --
          --         --         --         --         --       1.6%       1.7%       2.2%       1.0%         --
    $  6,400   $  3,819   $  1,337   $    209   $     --   $  2,669   $  1,898   $    914   $    362   $     --
         486        301        115         26         --        218        165         84         40         --
    $  13.18   $  12.67   $  11.58   $   8.17   $     --   $  12.28   $  11.53   $  10.84   $   9.06   $     --
        4.1%       9.4%      41.7%     (18.3%)        --       6.5%       6.4%      19.7%      (9.4%)        --
          --         --         --         --         --       1.8%       2.2%       2.5%      13.3%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                      MAINSTAY VP
                                                                  VALUE--INITIAL CLASS
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 45,082   $ 44,899   $ 40,618   $ 31,545   $ 37,813
Units Outstanding...............................     1,955      2,054      2,053      2,017      1,895
Variable Accumulation Unit Value................  $  23.06   $  21.86   $  19.78   $  15.64   $  19.95
Total Return....................................      5.5%      10.5%      26.5%     (21.6%)     (0.3%)
Investment Income Ratio.........................      1.2%       1.2%       1.6%       1.4%       1.5%
GROUP 2 POLICIES(b)
Net Assets......................................  $ 19,019   $ 17,691   $ 14,265   $  8,835   $  5,849
Units Outstanding...............................     1,376      1,353      1,208        948        493
Variable Accumulation Unit Value................  $  13.82   $  13.08   $  11.81   $   9.32   $  11.86
Total Return....................................      5.7%      10.7%      26.7%     (21.4%)     (0.1%)
Investment Income Ratio.........................      1.2%       1.2%       1.7%       1.8%       2.7%
GROUP 3 POLICIES
Net Assets......................................  $  1,123   $  1,036   $    736   $    274   $    296
Units Outstanding...............................        94         92         73         35         29
Variable Accumulation Unit Value................  $  11.95   $  11.25   $  10.11   $   7.94   $  10.05
Total Return....................................      6.2%      11.3%      27.4%     (21.0%)      0.5%
Investment Income Ratio.........................      1.3%       1.6%       1.8%       1.4%       8.1%
GROUP 4 POLICIES
Net Assets......................................  $  5,490   $  3,975   $  2,025   $    708   $     --
Units Outstanding...............................       450        346        196         87         --
Variable Accumulation Unit Value................  $  12.19   $  11.48   $  10.31   $   8.10   $     --
Total Return....................................      6.2%      11.3%      27.4%     (19.0%)        --
Investment Income Ratio.........................      1.4%       1.4%       2.1%       4.4%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                                                                                                         AMERICAN CENTURY
                 ALGER AMERICAN                                    ALGER AMERICAN                          VP INFLATION
        LEVERAGED ALL CAP--CLASS O SHARES               SMALL CAPITALIZATION--CLASS O SHARES           PROTECTION-- CLASS II
    -----------------------------------------   ----------------------------------------------------   ---------------------
      2005       2004       2003       2002       2005       2004       2003       2002       2001       2005        2004
    ------------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $ 19,086   $ 16,480   $ 14,286   $  8,883   $ 10,628   $     --    $     --
          --         --         --         --      1,552      1,556      1,562      1,373      1,203         --          --
    $     --   $     --   $     --   $     --   $  12.29   $  10.59   $   9.15   $   6.47   $   8.83   $     --    $     --
          --         --         --         --      16.1%      15.8%      41.4%     (26.7%)    (30.0%)        --          --
          --         --         --         --         --         --         --         --         --         --          --
    $     --   $     --   $     --   $     --   $ 15,527   $ 12,816   $ 10,177   $  6,027   $  5,640   $     --    $     --
          --         --         --         --      1,668      1,601      1,475      1,237        850         --          --
    $     --   $     --   $     --   $     --   $   9.31   $   8.00   $   6.90   $   4.87   $   6.64   $     --    $     --
          --         --         --         --      16.3%      16.0%      41.6%     (26.6%)    (29.8%)        --          --
          --         --         --         --         --         --         --         --         --         --          --
    $     76   $     64   $     38   $      6   $  1,522   $  1,311   $    894   $     51   $     28   $      6    $      1
           5          5          3          1        103        104         83          7          3         --          --
    $  14.76   $  12.90   $  11.92   $   8.85   $  14.75   $  12.62   $  10.82   $   7.60   $  10.31   $  10.55    $  10.39
       14.4%       8.2%      34.7%     (11.5%)     16.9%      16.6%      42.3%     (26.2%)      3.1%       1.6%        3.9%
          --         --         --         --         --         --         --         --         --       5.4%        4.6%
    $     --   $     --   $     --   $     --   $  3,021   $  1,704   $    430   $     66   $     --   $     --    $     --
          --         --         --         --        188        124         37          8         --         --          --
    $     --   $     --   $     --   $     --   $  16.04   $  13.72   $  11.77   $   8.27   $     --   $     --    $     --
          --         --         --         --      16.9%      16.6%      42.3%     (17.3%)        --         --          --
          --         --         --         --         --         --         --         --         --         --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                             AMERICAN CENTURY VP
                                                           INTERNATIONAL--CLASS II
                                                  -----------------------------------------
                                                    2005       2004       2003       2002
                                                  -----------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $    119   $     53   $    208   $     --
Units Outstanding...............................         8          4         17         --
Variable Accumulation Unit Value................  $  15.55   $  13.74   $  11.98   $   9.63
Total Return....................................     13.1%      14.8%      24.4%      (3.7%)
Investment Income Ratio.........................      0.7%       3.0%         --         --
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





               AMERICAN CENTURY VP                                    CALVERT
                 VALUE--CLASS II                                  SOCIAL BALANCED
    -----------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2005       2004       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $  1,642   $  1,518   $  1,377   $  1,178   $  1,275
          --         --         --         --        104        101         98         99         94
    $     --   $     --   $     --   $     --   $  15.84   $  15.09   $  14.04   $  11.85   $  13.58
          --         --         --         --       4.9%       7.5%      18.5%     (12.7%)     (7.6%)
          --         --         --         --       1.9%       1.7%       1.9%       2.9%       3.9%
    $     --   $     --   $     --   $     --   $  2,069   $  1,962   $  1,712   $  1,379   $    914
          --         --         --         --        184        183        172        165         95
    $     --   $     --   $     --   $     --   $  11.25   $  10.70   $   9.93   $   8.36   $   9.57
          --         --         --         --       5.1%       7.7%      18.7%     (12.6%)     (7.4%)
          --         --         --         --       1.8%       1.8%       2.0%       3.4%       5.8%
    $    290   $    973   $    189   $     --   $     --   $     --   $     --   $     --   $     --
          19         67         15         --         --         --         --         --         --
    $  15.18   $  14.48   $  12.68   $   9.84   $     --   $     --   $     --   $     --   $     --
        4.9%      14.2%      28.8%      (1.6%)        --         --         --         --         --
        1.6%       0.4%         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $    755   $    451   $    185   $     59   $     --
          --         --         --         --         59         37         17          6         --
    $     --   $     --   $     --   $     --   $  12.71   $  12.03   $  11.11   $   9.31   $     --
          --         --         --         --       5.7%       8.3%      19.3%      (6.9%)        --
          --         --         --         --       2.2%       2.4%       2.6%      16.8%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                                       DREYFUS IP
                                                                  TECHNOLOGY GROWTH--
                                                                     INITIAL SHARES
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $  2,819   $  3,086   $  1,633   $    320   $    279
Units Outstanding...............................       311        351        185         54         29
Variable Accumulation Unit Value................  $   9.06   $   8.79   $   8.81   $   5.88   $   9.77
Total Return....................................      3.1%      (0.2%)     49.9%     (39.8%)     (2.3%)
Investment Income Ratio.........................        --         --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $  2,785   $  2,429   $  1,884   $    550   $    191
Units Outstanding...............................       296        266        206         91         19
Variable Accumulation Unit Value................  $   9.43   $   9.13   $   9.13   $   6.08   $  10.08
Total Return....................................      3.3%       0.0%      50.2%     (39.7%)      0.8%
Investment Income Ratio.........................        --         --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $     63   $     75   $     53   $     24   $      5
Units Outstanding...............................         5          6          5          3         --
Variable Accumulation Unit Value................  $  12.00   $  11.56   $  11.51   $   7.63   $  12.59
Total Return....................................      3.8%       0.5%      51.0%     (39.4%)     25.9%
Investment Income Ratio.........................        --         --         --         --         --
GROUP 4 POLICIES
Net Assets......................................  $  2,514   $  1,641   $    637   $     68   $     --
Units Outstanding...............................       208        141         55          9         --
Variable Accumulation Unit Value................  $  12.08   $  11.64   $  11.59   $   7.68   $     --
Total Return....................................      3.8%       0.5%      51.0%     (23.2%)        --
Investment Income Ratio.........................        --         --         --         --         --


                                                           DREYFUS VIF
                                                       DEVELOPING LEADERS--
                                                          INITIAL SHARES
                                                  ------------------------------
                                                    2005       2004       2003
                                                  ------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --
GROUP 3 POLICIES
Net Assets......................................  $    326   $    279   $    135
Units Outstanding...............................        22         20         11
Variable Accumulation Unit Value................  $  15.02   $  14.20   $  12.75
Total Return....................................      5.8%      11.3%      27.5%
Investment Income Ratio.........................        --       0.2%         --
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                      FIDELITY(R) VIP                                        FIDELITY(R) VIP
                CONTRAFUND(R)--INITIAL CLASS                           EQUITY-INCOME--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 87,169   $ 71,268   $ 59,024   $ 43,637   $ 44,376   $ 28,755   $ 27,122   $ 22,122   $ 16,081   $ 17,855
       3,455      3,282      3,117      2,940      2,691      1,472      1,461      1,320      1,241      1,137
    $  25.21   $  21.71   $  18.94   $  14.84   $  16.49   $  19.52   $  18.57   $  16.76   $  12.95   $  15.71
       16.1%      14.7%      27.6%     (10.0%)    (12.8%)      5.1%      10.8%      29.4%     (17.7%)     (5.6%)
        0.3%       0.3%       0.4%       0.8%       0.8%       1.6%       1.4%       1.7%       1.7%       1.5%
    $ 53,530   $ 40,911   $ 30,734   $ 19,700   $ 15,235   $ 17,890   $ 16,306   $ 12,853   $  7,626   $  5,786
       3,613      3,214      2,774      2,273      1,586      1,323      1,270      1,111        855        536
    $  14.81   $  12.73   $  11.08   $   8.67   $   9.61   $  13.52   $  12.84   $  11.57   $   8.92   $  10.79
       16.4%      14.9%      27.8%      (9.8%)    (12.6%)      5.3%      11.0%      29.7%     (17.3%)     (5.4%)
        0.3%       0.3%       0.4%       0.7%       0.5%       1.6%       1.4%       1.6%       1.4%       1.1%
    $  3,083   $  1,376   $    641   $    177   $    168   $    564   $    401   $    732   $     47   $      1
         199        104         56         20         17         43         32         66          6         --
    $  15.50   $  13.26   $  11.48   $   8.94   $   9.86   $  13.19   $  12.46   $  11.17   $   8.57   $  10.32
       16.9%      15.5%      28.5%      (9.3%)     (1.4%)      5.9%      11.5%      30.3%     (17.1%)      3.2%
        0.2%       0.3%       0.4%       0.8%         --       1.4%       2.8%       0.3%       0.5%         --
    $ 14,699   $  6,747   $  2,500   $    523   $     --   $  7,732   $  4,697   $  1,449   $    334   $     --
         946        509        218         59         --        589        380        131         39         --
    $  15.49   $  13.25   $  11.47   $   8.93   $     --   $  13.09   $  12.36   $  11.09   $   8.51   $     --
       16.9%      15.5%      28.5%     (10.7%)        --       5.9%      11.5%      30.3%     (14.9%)        --
        0.2%       0.2%       0.2%         --         --       1.3%       0.9%       0.9%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                    FIDELITY(R) VIP
                                                                 GROWTH--INITIAL CLASS
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $    344   $    316   $    258   $    101   $    150
Units Outstanding...............................        35         34         28         15         15
Variable Accumulation Unit Value................  $   9.90   $   9.36   $   9.05   $   6.82   $   9.75
Total Return....................................      5.8%       3.4%      32.8%     (30.1%)     (2.5%)
Investment Income Ratio.........................      0.5%       0.2%       0.2%       0.3%         --
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                                                           FIDELITY(R) VIP
                  FIDELITY(R) VIP                         INVESTMENT GRADE                         FIDELITY(R) VIP
             INDEX 500--INITIAL CLASS                    BOND--INITIAL CLASS                    MID CAP--INITIAL CLASS
    -------------------------------------------   ---------------------------------   ------------------------------------------
     2005     2004     2003     2002      2001     2005     2004     2003     2002     2005     2004     2003     2002     2001
    ----------------------------------------------------------------------------------------------------------------------------
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
    $1,486   $  906   $  613   $    87   $  102   $  202   $   28   $   89   $   51   $2,972   $1,800   $  632   $  393   $  344
       132       84       63        11       10       18        3        8        5      156      112       49       42       33
    $11.30   $10.78   $ 9.74   $  7.59   $ 9.76   $11.42   $11.18   $10.70   $10.17   $19.05   $16.10   $12.89   $ 9.30   $10.31
      4.8%    10.6%    28.4%    (22.2%)   (2.4%)    2.2%     4.5%     5.2%     1.7%    18.3%    24.9%    38.6%    (9.8%)    3.1%
      1.3%     1.7%     0.7%      1.3%       --     0.7%    10.1%     4.1%       --       --       --     0.4%     0.8%       --
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                               FIDELITY(R) VIP
                                                           OVERSEAS--INITIAL CLASS
                                                  -----------------------------------------
                                                    2005       2004       2003       2002
                                                  -----------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $  1,360   $    525   $    509   $      1
Units Outstanding...............................        89         41         45         --
Variable Accumulation Unit Value................  $  15.28   $  12.83   $  11.29   $   7.88
Total Return....................................     19.0%      13.6%      43.4%     (21.2%)
Investment Income Ratio.........................      0.4%       0.9%       0.1%         --
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
               BALANCED--INSTITUTIONAL SHARES                      MID CAP GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 43,947   $ 43,708   $ 43,234   $ 36,821   $ 35,709   $     --   $     --   $     --   $     --   $     --
       1,906      2,031      2,165      2,089      1,882         --         --         --         --         --
    $  23.07   $  21.52   $  19.97   $  17.63   $  18.98   $     --   $     --   $     --   $     --   $     --
        7.2%       7.8%      13.3%      (7.1%)     (5.3%)        --         --         --         --         --
        2.3%       2.3%       2.3%       2.5%       2.7%         --         --         --         --         --
    $ 58,315   $ 54,629   $ 47,916   $ 36,285   $ 26,919   $     --   $     --   $     --   $     --   $     --
       4,460      4,488      4,251      3,653      2,523         --         --         --         --         --
    $  13.08   $  12.17   $  11.27   $   9.93   $  10.67   $     --   $     --   $     --   $     --   $     --
        7.4%       8.0%      13.5%      (6.9%)     (5.2%)        --         --         --         --         --
        2.3%       2.3%       2.3%       2.7%       3.1%         --         --         --         --         --
    $    394   $    335   $    246   $    110   $     86   $    132   $    114   $     27   $      2   $      1
          31         29         23         12          9          9          9          3         --         --
    $  12.56   $  11.63   $  10.72   $   9.40   $  10.04   $  14.12   $  12.57   $  10.41   $   7.70   $  10.69
        7.9%       8.5%      14.0%      (6.3%)      0.4%      12.3%      20.7%      35.1%     (27.9%)      6.9%
        2.3%       2.3%       2.5%       2.4%       4.2%         --         --         --         --         --
    $  9,348   $  6,487   $  3,422   $  1,084   $     --   $     --   $     --   $     --   $     --   $     --
         738        553        317        114         --         --         --         --         --         --
    $  12.65   $  11.72   $  10.80   $   9.47   $     --   $     --   $     --   $     --   $     --   $     --
        7.9%       8.5%      14.0%      (5.3%)        --         --         --         --         --         --
        2.4%       2.7%       2.6%       4.4%         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                   JANUS ASPEN SERIES
                                                         WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 50,767   $ 52,683   $ 51,897   $ 41,366   $ 52,870
Units Outstanding...............................     3,028      3,304      3,386      3,323      3,142
Variable Accumulation Unit Value................  $  16.76   $  15.95   $  15.33   $  12.45   $  16.82
Total Return....................................      5.1%       4.0%      23.1%     (25.9%)    (23.0%)
Investment Income Ratio.........................      1.4%       1.0%       1.1%       0.9%       0.5%

GROUP 2 POLICIES(b)
Net Assets......................................  $ 47,111   $ 45,284   $ 40,827   $ 27,454   $ 25,080
Units Outstanding...............................     5,136      5,200      4,887      4,055      2,746
Variable Accumulation Unit Value................  $   9.17   $   8.71   $   8.35   $   6.77   $   9.13
Total Return....................................      5.3%       4.3%      23.4%     (25.7%)    (22.9%)
Investment Income Ratio.........................      1.4%       1.0%       1.1%       1.0%       0.6%

GROUP 3 POLICIES
Net Assets......................................  $    258   $    241   $    185   $    136   $    104
Units Outstanding...............................        25         24         20         18         10
Variable Accumulation Unit Value................  $  10.50   $   9.91   $   9.46   $   7.63   $  10.24
Total Return....................................      5.9%       4.8%      24.0%     (25.4%)      2.4%
Investment Income Ratio.........................      1.4%       1.0%       1.0%       1.1%       1.0%

GROUP 4 POLICIES
Net Assets......................................  $  4,256   $  2,999   $  1,530   $    418   $     --
Units Outstanding...............................       378        282        151         51         --
Variable Accumulation Unit Value................  $  11.26   $  10.63   $  10.15   $   8.19   $     --
Total Return....................................      5.9%       4.8%      24.0%     (18.1%)        --
Investment Income Ratio.........................      1.5%       1.2%       1.1%       1.8%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                                                                       MFS(R)                     MFS(R)
                           MFS(R)                                  NEW DISCOVERY             RESEARCH SERIES--
           INVESTORS TRUST SERIES--INITIAL CLASS               SERIES--INITIAL CLASS           INITIAL CLASS
    ----------------------------------------------------   ------------------------------   -------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2005       2004
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --
    $     60   $     58   $     54   $     46   $     61   $     69   $     62   $     22   $     --   $     --
           5          5          6          6          6          6          6          2         --         --
    $  11.50   $  10.72   $   9.63   $   7.88   $   9.97   $  11.81   $  11.22   $  10.54   $  11.93   $  11.70
        7.3%      11.4%      22.1%     (21.0%)     (0.3%)      5.2%       6.5%       5.4%       2.0%      17.0%
        0.5%       0.6%       0.7%       0.5%         --         --         --         --       0.6%         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                              MFS(R)
                                                        UTILITIES SERIES--
                                                          INITIAL CLASS
                                                  ------------------------------
                                                    2005       2004       2003
                                                  ------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --
GROUP 3 POLICIES
Net Assets......................................  $     54   $     19   $      5
Units Outstanding...............................         3          1         --
Variable Accumulation Unit Value................  $  19.58   $  16.76   $  12.87
Total Return....................................     16.8%      30.2%      28.7%
Investment Income Ratio.........................      0.3%       0.8%       2.2%
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --


                                                                  NEUBERGER BERMAN AMT
                                                                MID-CAP GROWTH--CLASS I
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $     71   $     83   $     39   $     10   $      4
Units Outstanding...............................         5          7          4          1         --
Variable Accumulation Unit Value................  $  13.79   $  12.12   $  10.42   $   8.14   $  11.52
Total Return....................................     13.7%      16.3%      28.1%     (29.3%)     15.2%
Investment Income Ratio.........................        --         --         --         --         --
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





        PIMCO            PIMCO
     REAL RETURN-    TOTAL RETURN-      ROYCE       ROYCE
    ADMINISTRATIVE   ADMINISTRATIVE   MICRO-CAP   SMALL-CAP                      T. ROWE PRICE
     CLASS SHARES     CLASS SHARES    PORTFOLIO   PORTFOLIO                 EQUITY INCOME PORTFOLIO
    --------------   --------------   ---------   ---------   ----------------------------------------------------
         2005             2005          2005        2005        2005       2004       2003       2002       2001
    --------------------------------------------------------------------------------------------------------------
       $     --         $     --      $     99    $    118    $ 16,049   $ 10,984   $  6,156   $  3,525   $  2,013
             --               --            10          12       1,142        807        516        368        182
       $     --         $     --      $  10.24    $  10.16    $  14.04   $  13.61   $  11.92   $   9.57   $  11.09
             --               --          2.4%        1.6%        3.2%      14.1%      24.6%     (13.7%)      0.7%
             --               --          2.6%          --        1.7%       1.7%       1.8%       1.8%       1.8%
       $     --         $     --      $     91    $     69    $ 21,744   $ 17,806   $ 12,402   $  6,921   $  3,893
             --               --             9           7       1,524      1,292      1,029        717        349
       $     --         $     --      $  10.20    $  10.06    $  14.25   $  13.78   $  12.05   $   9.65   $  11.16
             --               --          2.0%        0.6%        3.4%      14.3%      24.9%     (13.5%)      0.9%
             --               --          4.3%          --        1.6%       1.6%       1.8%       1.8%       1.7%
       $      2         $      5      $     --    $     --    $    772   $    626   $    662   $    276   $    207
             --               --            --          --          60         50         61         32         21
       $   9.89         $   9.92      $     --    $     --    $  12.96   $  12.47   $  10.85   $   8.65   $   9.96
          (1.1%)           (0.8%)           --          --        3.9%      14.9%      25.5%     (13.3%)     (0.4%)
           3.4%             4.0%            --          --        1.6%       1.6%       1.8%       1.8%       3.3%
       $     --         $     --      $    115    $    148    $  9,931   $  5,421   $  1,764   $    298   $     --
             --               --            11          15         762        432        162         34         --
       $     --         $     --      $  10.20    $  10.18    $  13.04   $  12.55   $  10.92   $   8.70   $     --
             --               --          2.0%        1.8%        3.9%      14.9%      25.5%     (13.0%)        --
             --               --          1.1%          --        1.7%       1.8%       1.9%       2.7%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                T. ROWE PRICE                  VAN ECK WORLDWIDE
                                                         LIMITED-TERM BOND PORTFOLIO            ABSOLUTE RETURN
                                                  -----------------------------------------   -------------------
                                                    2005       2004       2003       2002       2005       2004
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $    154   $    162   $    269   $     86   $     --   $     --
Units Outstanding...............................        14         15         26          8         --         --
Variable Accumulation Unit Value................  $  10.83   $  10.64   $  10.52   $  10.09   $     --   $   9.87
Total Return....................................      1.7%       1.1%       4.3%       0.9%         --      (1.3%)
Investment Income Ratio.........................      3.6%       3.4%       3.5%       4.3%         --         --
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------




                                        VAN KAMPEN UIF
         VAN ECK WORLDWIDE             EMERGING MARKETS                         VAN KAMPEN UIF
            HARD ASSETS                  DEBT--CLASS I                 EMERGING MARKETS EQUITY--CLASS I
    ---------------------------   ---------------------------   -----------------------------------------------
     2005      2004      2003      2005      2004      2003      2005      2004      2003      2002      2001
    -----------------------------------------------------------------------------------------------------------
    $   454   $    --   $    --   $    --   $    --   $    --   $18,450   $12,536   $ 9,762   $ 5,859   $ 6,070
         39        --        --        --        --        --     1,031       932       888       792       742
    $ 11.35   $    --   $    --   $    --   $    --   $    --   $ 17.87   $ 13.45   $ 11.00   $  7.40   $  8.18
      13.5%        --        --        --        --        --     32.9%     22.3%     48.6%     (9.5%)    (7.2%)
         --        --        --        --        --        --      0.4%      0.7%        --        --        --
    $   158   $    --   $    --   $    --   $    --   $    --   $13,512   $ 8,674   $ 6,724   $ 3,494   $ 2,877
         14        --        --        --        --        --       722       627       595       461       344
    $ 10.95   $    --   $    --   $    --   $    --   $    --   $ 18.42   $ 13.83   $ 11.29   $  7.58   $  8.36
       9.5%        --        --        --        --        --     33.2%     22.5%     48.9%     (9.4%)    (7.0%)
         --        --        --        --        --        --      0.4%      0.7%        --        --        --
    $   536   $    30   $     4   $    32   $    24   $    20   $   107   $    75   $     2   $     1   $    --
         25         2        --         2         2         2         5         5        --        --        --
    $ 21.39   $ 14.11   $ 11.38   $ 13.52   $ 12.05   $ 10.94   $ 19.92   $ 14.88   $ 12.09   $  8.07   $    --
      51.7%     24.0%     13.8%     12.3%     10.1%      9.4%     33.9%     23.1%     49.7%    (19.3%)       --
         --      1.8%        --      7.6%      6.8%        --      0.4%      0.4%        --        --        --
    $   135   $    --   $    --   $    --   $    --   $    --   $ 4,671   $ 1,257   $   371   $    74   $    --
         12        --        --        --        --        --       228        82        30         9        --
    $ 11.35   $    --   $    --   $    --   $    --   $    --   $ 20.47   $ 15.29   $ 12.42   $  8.30   $    --
      13.5%        --        --        --        --        --     33.8%     23.1%     49.7%    (17.0%)       --
         --        --        --        --        --        --      0.3%      0.6%        --        --        --


           VAN KAMPEN UIF
      U.S. REAL ESTATE--CLASS I
     ---------------------------
      2005      2004      2003
     ---------------------------
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --        --        --
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --        --        --
     $    48   $    17   $     4
           2         1        --
     $ 19.16   $ 16.37   $ 12.00
       17.1%     36.4%     20.0%
        0.9%      1.3%        --
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --        --        --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Balanced--Initial Class, MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Floating Rate--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Leveraged All Cap--Class O Shares, Alger American Small Capitalization--Class O Shares, American Century VP Inflation Protection--Class II, American Century VP International--Class II, American Century VP Value--Class II, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Dreyfus VIF Developing Leaders--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Growth--Initial Class, Fidelity(R) VIP Index 500--Initial Class, Fidelity(R) VIP Investment Grade Bond--Initial Class, Fidelity(R) VIP Mid Cap--Initial Class, Fidelity(R) VIP Overseas--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Mid Cap Growth--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) New Discovery Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, PIMCO Real Return--Administrative Class Shares, PIMCO Total Return--Administrative Class Shares, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited--Term Bond Portfolio, Van Eck Worldwide Absolute Return, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt--Class I, Van Kampen UIF Emerging Markets Equity--Class I, and Van Kampen UIF U.S. Real Estate--Class I Investment Divisions (constituting the NYLIAC Variable Universal Life Separate Account-I) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2005 AND 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available for sale........................................  $36,467   $34,527
  Trading securities........................................       13        26
Equity securities, at fair value
  Available for sale........................................       32        40
  Trading securities........................................       56        79
Mortgage loans..............................................    3,609     3,090
Policy loans................................................      599       570
Other long-term investments.................................      404       667
                                                              -------   -------
     Total investments......................................   41,180    38,999
Cash and cash equivalents...................................      422       680
Deferred policy acquisition costs...........................    2,978     2,437
Interest in annuity contracts...............................    4,005     3,712
Amounts recoverable from reinsurer..........................    6,090     5,935
Other assets................................................      754     1,351
Separate account assets.....................................   13,990    12,704
                                                              -------   -------
     Total assets...........................................  $69,419   $65,818
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $38,413   $34,715
Future policy benefits......................................    1,460     1,360
Policy claims...............................................      126       151
Obligations under structured settlement agreements..........    4,005     3,712
Amounts payable to reinsurer................................    4,844     4,553
Other liabilities...........................................    2,087     4,000
Separate account liabilities................................   13,990    12,704
                                                              -------   -------
     Total liabilities......................................   64,925    61,195
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................      231       653
Retained earnings...........................................    2,828     2,535
                                                              -------   -------
     Total stockholder's equity.............................    4,494     4,623
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $69,419   $65,818
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  138   $   29   $    3
  Fees-universal life and annuity policies..................     366      669      603
  Net investment income.....................................   2,187    2,006    1,801
  Net investment gains/(losses).............................      --       31       (3)
  Net revenue from reinsurance..............................     276        4        7
  Other income..............................................      33       26       24
                                                              ------   ------   ------
     Total revenues.........................................   3,000    2,765    2,435
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,488    1,376    1,257
  Policyholder benefits.....................................     216      169      139
  Operating expenses........................................     865      762      664
                                                              ------   ------   ------
     Total expenses.........................................   2,569    2,307    2,060
                                                              ------   ------   ------
  Income before income taxes................................     431      458      375
  Income tax expense........................................     138      150      116
                                                              ------   ------   ------
NET INCOME..................................................  $  293   $  308   $  259
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                             ACCUMULATED
                                                                                OTHER
                                                    ADDITIONAL              COMPREHENSIVE       TOTAL
                                          CAPITAL    PAID IN     RETAINED      INCOME       STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS      (LOSS)          EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MI}LIONS)
BALANCE AT JANUARY 1, 2003..............    $25       $  910      $1,968        $ 451          $3,354
                                                                                               ------
Comprehensive income:
  Net income............................                             259                          259
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                          139             139
                                                                                               ------
  Other comprehensive income............                                                          139
                                                                                               ------
Total comprehensive income..............                                                          398
  Capital contribution..................                 500                                      500
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2003............     25        1,410       2,227          590           4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............    $25       $1,410      $2,828        $ 231          $4,494
                                            ===       ======      ======        =====          ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2005       2004       2003
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    293   $    308   $    259
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        62         43         35
    Net capitalization of deferred policy acquisition
      costs.................................................      (232)      (318)      (336)
    Annuity and universal life fees.........................      (375)      (338)      (296)
    Interest credited to policyholders' account balances....     1,488      1,376      1,257
    Net investment (gains) losses...........................        --        (31)         3
    Deferred income taxes...................................        16         63         17
    Amortization of deferred gains on intercompany
      reinsurance...........................................       (20)        --         --
    (Increase) decrease in:
      Net separate account assets and liabilities...........        --          3         19
      Other assets and other liabilities....................       (31)       (14)      (257)
      Reinsurance recoverables and payables.................        76        (61)         7
      Trading securities....................................        32         36         89
    Increase (decrease) in:
      Policy claims.........................................       (25)        44          4
      Future policy benefits................................       156         19        (23)
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     1,440      1,130        778
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities.............    17,013     21,439     22,559
    Maturity of available for sale fixed maturities.........       532        567        418
    Sale of equity securities...............................        39         25         39
    Repayment of mortgage loans.............................       459        480        776
    Sale of other investments...............................       329         34        520
  Cost of:
    Available for sale fixed maturities acquired............   (20,135)   (26,796)   (27,666)
    Equity securities acquired..............................       (10)       (17)       (19)
    Mortgage loans acquired.................................      (978)      (852)    (1,052)
    Other investments acquired..............................       (70)      (443)       (70)
  Policy loans (net)........................................       (29)        (8)        14
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (2,850)    (5,571)    (4,481)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     5,828      6,235      5,094
    Withdrawals.............................................    (2,981)    (2,147)    (1,715)
    Net transfers to the separate accounts..................      (254)      (458)      (258)
  (Decrease) increase in loaned securities..................      (341)      (369)       125
  Securities sold under agreements to repurchase (net)......      (867)       866       (644)
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................      (233)       233         --
  Capital contribution received from parent.................        --         --        500
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,152      4,360      3,102
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........      (258)       (81)      (601)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       680        761      1,362
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    422   $    680   $    761
                                                              ========   ========   ========

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading securities are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the Consolidated Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of depreciated cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Deferred acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions on the expected gross profits result in retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     Deferred acquisition costs for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the lives of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some Deferred Annuity products, the Company offers new policyholders a bonus equal to a specified percentage of the policyholder's deposit. The Company defers these sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other Assets on the Consolidated Balance Sheet.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the Consolidated Statement of Income. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

     Net revenue from reinsurance primarily represents the experience rated refund, the amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in
Note 9 -- Reinsurance. This reserve adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines on the Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2005 and 2004, all separate account assets are

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

stated at fair value. Separate account liabilities at December 31, 2005 and 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, mortgage loans, cash equivalents, and short-term investments are reported in Note 2 -- Significant Accounting Policies and Note
3 -- Investments. Fair values of policyholders' account balances are reported in
Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) ("FIN 46(R)"). In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN
46), which amended certain aspects of FIN 46. For all VIEs created before December 31, 2003, the Company was required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) in 2004. At December 31, 2004, the Company held $52 million of invested assets issued by VIEs, created after December 31, 2003, and determined to be a significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

     At December 31, 2005 the Company held significant variable interests in certain VIEs. The Company's total investment in these VIEs was $182 million. These investments consist of fixed maturities (asset-backed securitizations totaling $54 million, and private placement structured notes totaling $94 million) and other long-term equity investments (equity in asset-backed securitizations totaling $32 million and limited partnership interests totaling $2 million). These VIEs did not require consolidation at January 1, 2005 or throughout the year because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for the impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. There was no material impact to net income from the adoption of FIN 46(R).

     In September 2005, the Accounting Standards Executive Committee ("ACSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-01"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97. SOP 05-01 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-01 on January 1, 2007. The Company is currently assessing the impact of SOP 05-01 on the Company's consolidated statements at the date of adoption.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005 the FASB issued Staff Position Paper ("FSP") No. 115-1 ("FSP 115-1"), which is entitled "The Meaning Of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The provisions of FSP 115-1 are effective January 1, 2006, and it is not expected to have a material impact on the Company's Consolidated Statement of Income at the date of adoption.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2005 and 2004, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2005                     2004
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $ 1,707     $ 1,714      $   869     $   878
Due after one year through five years.......     6,849       6,850        6,238       6,436
Due after five years through ten years......    11,796      11,912       10,262      10,807
Due after ten years.........................     4,254       4,566        4,416       4,804
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,625       1,603        1,453       1,471
  Other mortgage-backed securities..........     7,263       7,321        7,290       7,540
  Other asset-backed securities.............     2,512       2,501        2,558       2,591
                                               -------     -------      -------     -------
  TOTAL AVAILABLE FOR SALE..................   $36,006     $36,467      $33,086     $34,527
                                               =======     =======      =======     =======

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5           --           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,512         17           28         2,501
                                              -------       ----         ----       -------
  TOTAL AVAILABLE FOR SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 1,571      $   34        $  7       $ 1,598
U.S. agencies, state and municipal.........       461          36           1           496
Foreign governments........................       546          61          --           607
Corporate..................................    20,660       1,114          79        21,695
Mortgage-backed securities.................     7,290         266          16         7,540
Asset-backed securities....................     2,558          45          12         2,591
                                              -------      ------        ----       -------
  TOTAL AVAILABLE FOR SALE.................   $33,086      $1,556        $115       $34,527
                                              =======      ======        ====       =======

     At December 31, 2005 and 2004, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $141 million and $47 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $3 million and $5 million at December 31, 2005 and 2004, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2005...........................................  $30        $2         $  --         $32
2004...........................................  $38        $3         $   1         $40

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2005 and 2004 was estimated to be $3,678 million and $3,264 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2005 and 2004, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $190 million and $83 million at fixed and floating interest rates ranging from 3.6% to 12.3% and from 2.7% to 7.2%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2005 and 2004, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2005               2004
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings..................................   $1,094     30.3%   $1,022     33.1%
  Residential.......................................      947     26.2%      762     24.7%
  Retail facilities.................................      637     17.7%      536     17.3%
  Industrial........................................      494     13.7%      419     13.6%
  Apartment buildings...............................      344      9.5%      301      9.7%
  Other.............................................       93      2.6%       50      1.6%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Pacific...........................................   $  994     27.6%   $  760     24.6%
  Central...........................................      895     24.8%      799     25.9%
  South Atlantic....................................      842     23.3%      752     24.3%
  Middle Atlantic...................................      632     17.5%      557     18.0%
  New England.......................................      245      6.8%      222      7.2%
  Other.............................................        1      0.0%       --      0.0%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2005 and 2004 is summarized below (in millions):

                                                              2005   2004
                                                              ----   ----
Beginning balance...........................................  $ 9    $ 5
Additions charged to operations.............................   --      4
Reduction due to sale.......................................   (3)    --
                                                              ---    ---
ENDING BALANCE..............................................  $ 6    $ 9
                                                              ===    ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2005 and 2004 were as follows (in millions):

                                                              2005   2004
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $229   $516
Collateralized third party commercial loans.................    71     68
Limited partnerships........................................    68     48
Derivatives.................................................    21     21
Real estate.................................................    11     11
Other.......................................................     4      3
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $404   $667
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2005 and 2004. Depreciation expense for December 31, 2005 and 2004 totaled less than $1 million. For the year ended December 31, 2003, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $70 million and $9 million at December 31, 2005 and 2004, respectively.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2005 and 2004, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Fixed maturities...........................................  $1,982   $1,805   $1,604
Equity securities..........................................       8        4        2
Mortgage loans.............................................     206      185      167
Policy loans...............................................      44       45       46
Other long-term investments................................      29       27       30
                                                             ------   ------   ------
  Gross investment income..................................   2,269    2,066    1,849
Investment expenses........................................     (82)     (60)     (48)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,187   $2,006   $1,801
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2005, 2004 and 2003, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                             2005                      2004                      2003
                                    -----------------------   -----------------------   -----------------------
                                    GAINS            LOSSES   GAINS            LOSSES   GAINS            LOSSES
                                    -----            ------   -----            ------   -----            ------
Fixed maturities..................  $106             $(109)   $166             $(122)   $192             $(176)
Equity securities.................    13                (8)     13                (1)      5                (7)
Mortgage loans....................     7                (7)     --                (4)      2                (4)
Derivative instruments............     4                (8)     --               (23)      1                (4)
Other long-term investments.......     2                --       3                (1)     --               (12)
                                    ----             -----    ----             -----    ----             -----
                                    $132             $(132)   $182             $(151)   $200             $(203)
                                    ----             -----    ----             -----    ----             -----
TOTAL NET INVESTMENT GAINS
  (LOSSES)........................          $  --                      $31                       $(3)
                                            =====                      ===                       ===

     The gross gains and losses on trading securities (both fixed maturities and equity securities) amounted to $8 million and $20 million for the year ended December 31, 2005, respectively; $37 million and $19 million for the year ended December 31, 2004, respectively; and $17 million and $6 million for the year ended December 31, 2003, respectively. Trading gains and losses are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $98 million, $139 million and $180 million for the years ended December 31, 2005, 2004 and 2003, respectively; and realized losses were $82 million, $93 million and $146 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $15 million, $10 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively. Related losses from other-than-temporary impairments in equity securities (included in gross investment losses on equity securities above) were $0 million for December 31, 2005 and 2004, and $7 million for December 31, 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2005 and 2004 (in millions):

                                                                  2005
                                    -----------------------------------------------------------------
                                                             GREATER THAN 12
                                    LESS THAN 12 MONTHS          MONTHS                 TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL FIXED MATURITIES..........   13,374       260       3,682       154       17,056       414
                                    -------      ----      ------      ----      -------      ----
EQUITIES
  Common Stock....................       --        --          --        --           --        --
  Preferred Stock.................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL EQUITIES..................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                      ---------------------------------------------------------------
                                                              GREATER THAN 12
                                      LESS THAN 12 MONTHS         MONTHS                 TOTAL
                                      -------------------   -------------------   -------------------
                                       FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                      VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                      ------   ----------   ------   ----------   ------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S. Government
     corporations and agencies......  $  310      $ 3       $   74      $ 4       $  384      $  7
  U.S. agencies, state and
     municipal......................      49        *           15        1           64         1
  Foreign governments...............      16        *           --       --           16         *
  Corporate.........................   3,432       45          841       34        4,273        79
  Mortgage-backed securities........   1,028       11          125        5        1,153        16
  Asset-backed securities...........     752        6           52        6          804        12
                                      ------      ---       ------      ---       ------      ----
  TOTAL FIXED MATURITIES............   5,587       65        1,107       50        6,694       115
                                      ------      ---       ------      ---       ------      ----
EQUITIES
  Common Stock......................       1        *           --       --            1         *
  Preferred Stock...................       6        1           --       --            6         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL EQUITIES....................       7        1           --       --            7         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES.....................  $5,594      $66       $1,107      $50       $6,701      $116
                                      ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2005, fixed maturities represented the Company's entire total unrealized loss amount, which was comprised of approximately 2,300 different securities.

     Fixed maturity securities that were in an unrealized loss position less than twelve months at December 31, 2005, represent $260 million or 63% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $154 million or 37% of the Company's total unrealized loss. Of the total amount of fixed maturities' unrealized losses, $355 million or 86% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $59 million or 14% of the Company's total unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2005 over 2004 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. The unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $30 million or 7% of the Company's unrealized losses. These were spread across 131 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $282 million or 68% of the Company's total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

corporate bonds is spread over 1,370 individual securities with varying interest rates and maturities. Corporate securities that were priced below 95% of the security's amortized cost represented $84 million or 30% of the total unrealized losses for corporate bonds. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 17% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 523 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 8% of the total unrealized losses for mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $28 million or 7% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 280 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $5 million or 18% of the total unrealized losses for asset-backed securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2005, 2004 and 2003 are as follows (in millions):

                                                              2005    2004   2003
                                                              -----   ----   -----
Net unrealized investment gains, beginning of the year......  $ 653   $590   $ 451
                                                              -----   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (578)    51     132
     Less: Reclassification adjustments for gains included
       in net income........................................     60     57      18
                                                              -----   ----   -----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (638)    (6)    114
Impact of net unrealized investment (losses) gains on:
  Policyholders' account balances and future policy
     benefits...............................................    (10)    (7)     26
  Deferred policy acquisition costs.........................    201     62      (1)
  Other assets (deferred sales inducements).................     25     14      --
                                                              -----   ----   -----
Change in net unrealized investment (losses) gains..........   (422)    63     139
                                                              -----   ----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $ 231   $653   $ 590
                                                              =====   ====   =====

     Net unrealized (losses) gains on investments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(311) million, $27 million and $71 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $32 million, $31 million and $10 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(5) million, $(4) million and $14 million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $108 million, $33 million and $0 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2005 and 2004 is net of income tax expense of $13 million and $8 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Deferred annuities..........................................  $21,388   $18,840
Universal life contracts....................................   16,789    15,681
Other.......................................................      236       194
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $38,413   $34,715
                                                              =======   =======

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities and other deposit type contracts, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2005:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 7.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.25% to 6.51%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $  961   $1,021
  Other life................................................      54       46
                                                              ------   ------
       Total life insurance.................................   1,015    1,067
Individual annuities........................................     445      293
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $1,460   $1,360
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2005:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon pricing   3.80% - 7.50%   Net level premium
  Taiwan business-                          assumptions at time                  reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual payout annuities                 Based upon pricing   4.37% - 9.50%   Present value of
                                            assumptions at time                  expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2005 and 2004, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 for GMDB's and GMAB's ($ in millions):

                                                  RETURN OF NET DEPOSITS             RATCHET
                                             ---------------------------------   ---------------
                                             IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                  DEATH        SPECIFIED DATE         DEATH
                                                 (GMDB)            (GMAB)            (GMDB)
                                             ---------------   ---------------   ---------------
Account value..............................      $3,517             $839             $12,758
Net amount at risk.........................      $   32             $  2             $   332
Average attained age of contract holders...          56               --                  56

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Consolidated Balance Sheet ($ in millions):

                                           GUARANTEED MINIMUM    GUARANTEED MINIMUM
                                             DEATH BENEFIT      ACCUMULATION BENEFIT
                                                 (GMDB)                (GMAB)          TOTALS
                                           ------------------   --------------------   ------
Balance at January 1, 2005...............         $23                   $   3           $26
  Incurred guarantee benefits............          12                       6            18
  Paid guarantee benefits................          (5)                     --            (5)
                                                  ---                   -----           ---
BALANCE AT DECEMBER 31, 2005.............         $30                   $   9           $39
                                                  ===                   =====           ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.10% to 7.34%.

     - Volatility assumption was 15.3%.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Mortality was assumed to be a 50/50 blend of the 1994 GMDB table and the 1983 Basic 'A' table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 1% to 21%, with an average of 6%.

     - Discount rates ranged from 4.93% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2005
                                                              ------------------
INVESTMENT FUND OPTION:                                         GMDB       GMAB
-----------------------                                       ---------   ------
Equity......................................................   $ 7,403     $567
Fixed income................................................     2,306      132
Balanced....................................................     1,651       70
Other.......................................................     4,914       70
                                                               -------     ----
  TOTAL.....................................................   $16,274     $839
                                                               =======     ====

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2005 and 2004 are as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Registered..................................................  $13,857   $12,615
Non-registered..............................................      133        89
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $13,990   $12,704
                                                              =======   =======

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of deferred policy acquisition costs for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,437   $2,180   $1,781
  Reclassification due to adoption of SOP 03-01............      --     (156)      --
  Current year additions...................................     572      586      645
  Amortized during year....................................    (340)    (268)    (245)
  Adjustment for change in unrealized investment gains.....     309       95       (1)
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $2,978   $2,437   $2,180
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Consolidated Balance Sheet.

SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2005   2004
                                                              ----   ----
Balance at beginning of year................................  $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --    156
  Current year additions....................................    30     35
  Amortized during year.....................................   (34)   (17)
  Adjustment for change in unrealized investment gains......    39     21
                                                              ----   ----
  BALANCE AT END OF YEAR....................................  $230   $195
                                                              ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income was as follows (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Current:
  Federal...................................................  $119   $ 85   $ 94
  State and local...........................................     3      2      5
                                                              ----   ----   ----
                                                               122     87     99
Deferred:
  Federal...................................................    16     63     17
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $150   $116
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Deferred tax assets:
  Future policyholder benefits..............................  $  606   $  550
  Employee and agents benefits..............................      71       69
  Other.....................................................       9        7
                                                              ------   ------
     Gross deferred tax assets..............................     686      626
                                                              ------   ------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................     836      646
  Investments...............................................     188      528
  Other.....................................................       3        4
                                                              ------   ------
     Gross deferred tax liabilities.........................   1,027    1,178
                                                              ------   ------
       NET DEFERRED TAX LIABILITY...........................  $  341   $  552
                                                              ======   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2005, 2004 and 2003:

                                                              2005   2004   2003
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (3.8)  (1.9)  (2.8)
Other.......................................................   0.8   (0.3)  (1.2)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  32.0%  32.8%  31.0%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2005 and 2004, the Company had recorded an income tax receivable from New York Life of $18 million and $49 million, respectively, included in Other Assets on the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 64% of the reinsurance ceded to non-affiliates at December 31, 2005.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives approximated $0 million for both December 31, 2005, and December 31, 2004.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. During 2005, $20 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Fees-universal life and annuity policies ceded..............  $  387   $   --
                                                              ======   ======
Net revenue from reinsurance................................  $  266   $   --
                                                              ======   ======
Policyholders' benefits ceded...............................  $  117   $   --
                                                              ======   ======
Amounts recoverable from reinsurer..........................  $4,872   $4,779
                                                              ======   ======
Amounts payable to reinsurer................................  $4,821   $4,535
                                                              ======   ======
Other liabilities (deferred gain), net of amortization......  $  224   $  244
                                                              ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Consolidated Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2005    2004
                                                              ----   ------
Amounts recoverable from reinsurers.........................  $961   $1,021
Premiums ceded..............................................   127      130
Benefits ceded..............................................    69       81

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                               2005     2004    2003
                                                              ------   ------   ----
Premiums:
  Direct....................................................  $  265   $  171   $174
  Assumed...................................................       1        1     --
  Ceded.....................................................    (128)    (143)  (171)
                                                              ------   ------   ----
Net premiums................................................  $  138   $   29   $  3
                                                              ======   ======   ====
Fees-universal life and annuity policies ceded..............  $  530   $  111   $ 98
                                                              ======   ======   ====
Net revenue from reinsurance................................  $  276   $    4   $  7
                                                              ======   ======   ====
Policyholders' benefits ceded...............................  $  312   $  221   $108
                                                              ======   ======   ====
Increase in ceded liabilities for future policyholder
  benefits..................................................  $   10   $    7   $  6
                                                              ======   ======   ====
Amounts recoverable from reinsurer..........................  $6,090   $5,935   $788
                                                              ======   ======   ====
Amounts payable to reinsurer................................  $4,844   $4,553   $ 16
                                                              ======   ======   ====
Other liabilities (deferred gain), net of amortization......  $  224   $  244   $ --
                                                              ======   ======   ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate and currency risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset will no longer offset the changes in the fair value of the derivative. The Company had no fair value hedges for the years ended December 31, 2005 and 2004.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005 and 2004, there were no net investment gains (losses) related to the ineffective portion of cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness.

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2005 and 2004.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains and losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $187 million and $182 million at December 31, 2005 and 2004, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 8    $10    $16
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (1)    (2)    (6)
Losses (gains) reclassified to net income...................   --     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 7    $ 8    $10
                                                              ===    ===    ===

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). There were $9 billion and $6 billion in notional value of non-qualifying hedges at December 31, 2005 and 2004, respectively. For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) in the Consolidated Statement of Income changes in fair value of $(3) million, $(22) million and $(2) million, respectively, related to derivatives that do not qualify for hedge accounting.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2005 and 2004, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2005 and 2004, $755 million and $1,082 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2005 and 2004, the Company recorded cash collateral received under these agreements of $765 million and $1,105 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $9 million and $0 million at December 31, 2005 and 2004, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments and the offsetting collateral liability reported approximates fair value. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value. At December 31, 2005 and 2004, the Company had repurchase agreements totaling $154 million at an average coupon rate of 5.45% and $1,021 million at an average coupon rate of 5.04%, respectively. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents. At December 31, 2005 and 2004, the Company had no reverse repurchase agreements outstanding.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $611 million, $585 million and $559 million for the years ended December 31, 2005, 2004 and 2003, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $19 million for its share of the net periodic post-retirement benefits expense in 2005 ($30 million and $27 million in 2004 and 2003, respectively) and an expense of $(2) million in 2005 ($1 million in 2004 and $(2) million in 2003) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2005, 2004 and 2003, the total cost for these services amounted to $37 million, $31 million and $23 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2005, 2004 and 2003 of $13 million, $11 million, and $9 million, respectively.

     At December 31, 2005 and 2004, the Company had a net liability of $194 million and $202 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2005 and 2004, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,005 million and $3,712 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2005 and 2004, the amount of outstanding reserves on these contracts included in future policy benefits was $182 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $86 million, $94 million and $89 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2005 and December 31, 2004.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. During 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. There was no interest expense for 2005 and the interest expense for 2004 and 2003 was less than $1 million.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2005, there was no outstanding balance due to New York Life Capital Corporation. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2005 and 2004 was $2 million and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2005 and 2004, the Company had recorded a receivable from MCF, included in other assets of $5 million for both years. The Company received interest payments from MCF of less than $1 million and $2 million for the years ended December 31, 2005 and 2004, respectively.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $15 million and $15 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, the Company recorded liabilities of approximately $1,968 million and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$1,798 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, policyholders' account balances and separate account liabilities related to these policies aggregated $274 million and $267 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2005 and 2004, the Company recorded commission and fee expense to NYLINK agents of $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $85 million, $98 million and $173 million during 2005, 2004 and 2003, respectively.

     Total interest paid was $19 million, $10 million and $10 million during 2005, 2004 and 2003, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2005 and 2004, statutory stockholder's equity was $2,157 million and $2,009 million, respectively. Statutory net income for the years ended December 31, 2005, 2004 and 2003 was $231 million, $224 million and $20 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2005 and 2004. As of December 31, 2005, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $722 million. The maximum amount of dividends that may be paid in 2006 without prior approval is $229 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

PricewaterhouseCoopers LLP
New York, NY
March 15, 2006

                            PART C. OTHER INFORMATION

ITEM 27.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(c)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for Single Premium Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

(d)(2) Living Benefits Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(h) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(3) Spouse's Paid-Up Insurance Purchase Option Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(j) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(4) Form of Policy for Single Premium Variable Universal Life Insurance Policies (No. 302-95) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (5)(c) to Registrant's Post-Effective Amendment No. 3 on Form S-6 (File No. 333-47728), filed 1/25/02 and incorporated herein by reference.

(d)(5) Form of Policy for Single Premium Variable Universal Life Insurance Policies (No. 303-95) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (d)(5) to Post-Effective Amendment No. 4 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-47728), filed 2/13/03 and incorporated herein by reference.

(e)              Applications.

(e)(1) Form of Application - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10) to Registrant's initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(g)              Reinsurance Contracts.

                 Not applicable.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(2) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(3) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(4) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(5) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(7) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(8) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
                 No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(10) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management
                 LLC - Previously filed in accordance with Regulation S-T, 17CFR
                 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.



(h)(11) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Seris Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(13) Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account - I (Filed No. 333-48300), filed 6/24/04 and incorporated herein by reference.


(h)(14) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(i)              Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC
                 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(9) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.


(i)(10) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.



(j)              Other Material Contracts.

(j)(1) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

                 Jay S. Calhoun, Vice President, Treasurer and Director
                   (Principal Financial Officer)
                 Richard M. Kernan, Jr., Director
                 Robert D. Rock, Senior Vice President and Director
                 Frederick J. Sievert, President and Director (Principal
                   Executive Officer)
                 Stephen N. Steinig, Senior Vice President, Chief Actuary and
                   Director
                 Seymour Sternberg, Director

(j)(2) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(j)(3) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                 Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(j)(4) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit (10)(e) to Registrant's Post-Effective Amendment No. 6 on Form N-4 and incorporated herein by reference for the following:

                 George J. Trapp, Director
                 Frank M. Boccio, Director
                 Phillip J. Hildebrand, Director
                 Michael G. Gallo, Director
                 Solomon Goldfinger, Director
                 Howard I. Atkins, Director


(j)(5) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

(j)(6) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728) filed 10/11/00 and incorporated herein by reference.

(j)(7) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I(File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(j)(8) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(j)(9) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - 1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(j)(10) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(j)(11) Power of Attorney for Sandra J. Kristoff, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (10)(j) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 9/10/03 and incorporated herein by reference.

(j)(12) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17
                 CFR 232.102(e) as Exhibit (10)(m) to Post-Effective Amendment No. 25 to the registration statement on Form
                 N-4 for NYLIAC MFA Separate Account-I
                (File No. 02-86083), filed 4/5/04 and incorporated herein by reference.

(j)(13) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

                 Frank M. Boccio                Director
                 Carmela Condon                 Vice President and Controller
                                                (Principal Accounting Officer)
                 Michael G. Gallo               Director
                 Solomon Goldfinger             Director and Chief Financial Officer
                 Phillip J. Hildebrand          Director
                 Theodore A. Mathas             Director
                 John R. Meyer                  Director
                 Paul B. Morris                 Director
                 Anne F. Pollack                Director
                 Robert D. Rock                 Director
                 Frederick J. Sievert           Director and President
                                                (Principal Executive Officer)
                 Michael E. Sproule             Director
                 Seymour Sternberg              Director

(j)(14) Power of attorney for Angelo J. Scialabba, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(o) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 02-86083), filed 2/9/05 and incorporated herein by reference.

(j)(15) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(j)(15) to Post-Effective Amendment No. 12 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

                  Scott Berlin          Director
                  Frank M. Boccio       Director
                  Michael G. Gallo      Director
                  Solomon Goldfinger    Director and Chief Financial Officer
                  Phillip J. Hildebrand Director
                  Theodore A. Mathas    Director
                  John R. Meyer         Director
                  Paul B. Morris        Director
                  Anna F. Pollack       Director
                  Robert D. Rock        Director
                  Angelo J. Scialabba   Vice President and Controller (Principal
                                        Accounting Officer)
                  Frederick J. Sievert  Director and President (Principal
                                        Executive Officer)
                  Michael E. Sproule    Director
                  Seymour Sternberg     Director


(j)(16) Power of Attorney for Joel M. Steinberg, Director of NYLIAC -- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(16) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 12/23/05 and incorporated herein by reference.

(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.


(l)              Actuarial Opinion.

                 Opinion and consent of Douglas Lubliner, Associate Actuary-Filed herewith.

(m)              Calculation.

                 Not applicable.

(n)              Other Opinions.

(n)(1)           Consent of Pricewaterhouse Coopers LLP - Filed herewith.


(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.

                 On the commencement of operations of each of the MainStay VP Equity Income, the MainStay VP Mid Cap Core, the MainStay VP Mid Cap Growth and the MainStay VP Small Cap Growth Investment Divisions, NYLIAC infused the corresponding Portfolios of each of these Investment Divisions with seed capital of $5 million each.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(q)(2) Memorandum describing NYLIAC's Issuance, Transfer and Redemption Procedures for Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (q)(2) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/16/03 and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


Name:                                          Title:
-----                                          ------
Scott L. Berlin                                Director and Senior Vice President in Charge of Individual Life
Frank M. Boccio                                Director and Senior Vice President
Michael Gallo                                  Director and Senior Vice President
Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
Phillip J. Hildebrand                          Director and Executive Vice President
Theodore A. Mathas                             Director and Executive Vice President
John R. Meyer                                  Director and Senior Vice President in Charge of Individual Annuity
Anne F. Pollack                                Director and Senior Vice President
Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
Frederick J. Sievert                           Director and President
Michael E. Sproule                             Director
Joel M. Steinberg                              Director, Senior Vice President and Chief Actuary
Seymour Sternberg                              Director
Gary E. Wendlandt                              Executive Vice President
Jay S. Calhoun                                 Senior Vice President and Treasurer
Judith E. Campbell                             Senior Vice President and Chief Information Officer
John A. Cullen                                 Senior Vice President
Thomas F. English                              Senior Vice President and General Counsel
Melvin J. Feinberg                             Senior Vice President
Robert J. Hebron                               Senior Vice President
Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
Gary J. Miller                                 Senior Vice President
Michael M. Oleske                              Senior Vice President and Tax Counsel
Frank J. Ollari                                Senior Vice President
Paul Pasteris                                  Senior Vice President in charge of Retirement Income
Eric Rubin                                     Senior Vice President
Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                               Derivative Securities
Stephen N. Steinig                             Senior Vice President and Actuary
Mark W. Talgo                                  Senior Vice President
Sara Badler                                    First Vice President and Deputy General Counsel
Patricia Barbari                               First Vice President
David W. Bott                                  First Vice President
Micheal J. Oliviero                            First Vice President - Tax
Gary W. Scofield                               First Vice Vice President and Deputy Chief Actuary
John M. Swenson                                First Vice President
Thomas J. Troeller                             First Vice President and Actuary
David Bangs                                    Vice President
Joseph Bennett                                 Vice President
Stephen A. Bloom                               Vice President and Chief Underwriter
David Boyle                                    Vice President
William J. Burns                               Vice President
William Cheng                                  Vice President
Paul K. Cunningham                             Vice President
Karen Dann                                     Vice President
Kathleen A. Donnelly                           Vice President
Jonathan Feinstein                             Vice President
Edward Fitzgerald                              Vice President
Joseph Hynes                                   Vice President
Robert Hynes                                   Vice President
Minas C. Joannides, M.D.                       Vice President and Medical Director
Mario Lazzaro                                  Vice President
Richard B. Leber                               Vice President and Assistant Secretary
Parkin Lee                                     Vice President and Assistant Secretary
Edward Linder                                  Vice President
Anthony Malloy                                 Vice President
Catherine A. Marrion                           Vice President and Secretary
Daniel J. McKillop                             Vice President
Corey B. Multer                                Vice President
Jacqueline O' Leary                            Vice President
Robert J. Polilli                              Vice President and Actuary
Linda M. Reimer                                Vice President and Associate General Counsel
Andrew N. Reiss                                Vice President and National Sales Manager
Dorothea Rodd                                  Vice President
Janis C. Rubin                                 Vice President
Angelo J. Scialabba                            Vice President and Controller
Irwin Silber                                   Vice President and Actuary
Georgene Sfraga Panza                          Vice President
Kevin Smith                                    Vice President
Richard M. Walsh                               Vice President
Julia Warren                                   Vice President
Elaine Williams                                Vice President
Robert Ziegler                                 Vice President
Richard W. Zuccaro                             Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

     Tribeca Holdings II LLC                                           Delaware

     Bluewater Holdings II LLC                                         Delaware

     Gramercy Holdings II LLC                                          Delaware

     Pacific Square Investments LLC                                    Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities Inc.                                                New York

     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
New York Life Investment Management Holdings LLC                       Delaware

     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited (4)
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%


Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
Tribeca Holdings I LLC                                                 Delaware
Bluewater Holdings I LLC                                               Delaware
Gramercy Holdings I LLC                                                Delaware
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
NYMH-Plano GP, LLC                                                     Delaware
NYMH-Freeport GP, LLC                                                  Delaware
NYMH-Ennis GP, LLC                                                     Delaware
NYMH-San Antonio GP, LLC                                               Delaware
NYMH-Taylor GP, LLC                                                    Delaware
NYMH-Stephenville GP, LLC                                              Delaware

ITEM 30.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.


      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
     Scott L. Berlin                                 Manager and Executive Vice President - Non-COLI
                                                         Variable Life Distribution
     Robert E. Brady                                 Manager and Managing Director - Operations
     Brian A. Murdock                                Chairman and President
     Christopher O. Blunt                            Manager and Executive Vice President -
                                                         NYLIM Product Distribution
     Robert J. Hebron                                Manager and Executive Vice President -
                                                         COLI Distribution
     John R. Meyer                                   Manager and Executive Vice President -
                                                         Variable Annuity and Agency Mutual Funds
                                                         Distribution
     William F. Gibson                               Senior Managing Director and Chief
                                                         Financial Officer
     Barbara McInerney                               Senior Managing Director - Compliance
     Thomas A. Clough                                Managing Director - Retirement Services
     Stephen P. Fisher                               Senior Managing Director - NYLIM Products Marketing
     Mark A. Gomez                                   Managing Director and Chief Compliance Officer
     Joseph J. Henehan                               Managing Director - Retirement Services
     Julia D. Holland                                Managing Director - SMA Distribution
     Alison H. Micucci                               Managing Director - Compliance
     Marguerite E.H. Morrison                        Managing Director and Secretary
     Beverly J. Moore                                Managing Director - Marketing Communications
     Gary M. O'Neill                                 Managing Director - Agency Distribution
     Wendy Fishler                                   Managing Director - National Accounts
     Edward P. Linder                                Managing Director, Variable Annuity and
                                                         Agency Mutual Funds Distribution
     Stanley Metheney                                Vice President - Compliance
     Richard W. Zuccaro                              Vice President - Tax
     Albert Leier                                    Vice President - Financial Operations
                                                         and Treasurer
     David F. Boyle                                  Vice President - COLI Wholesaling
     Philip E. Caminiti                              Vice President, Mutual Funds, Sales Desk -
                                                         Outside Broker/Dealer Distribution
     Michael D. Coffey                               Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Karen E. Dann                                   Vice President, Variable Annuity Key
                                                         Accounts - Bank Distribution
     Philip L. Gazzo                                 Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Mark L. Gudelski                                Vice President - National Accounts
     Robert F. Meredith                              Vice President, Variable Annuity and
                                                         Mutual Funds Wholesaling - Agency Distribution
     John J. Ogara                                   Vice President, Variable Life Wholesaling -
                                                         Agency Distribution
     Christopher V. Parisi                           Vice President, Outside Broker/Dealer Distribution
     Andrew N. Reiss                                 Vice President, Variable Annuity Wholesaling -
                                                         Bank Distribution
     Jennifer D. Tarsney                             Vice President, National Accounts
     James R. Vavra                                  Vice President, Non-COLI Variable Life
                                                         Wholesaling - Outside Distribution
     Marianna Wekow                                  Vice President, National Accounts

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 32.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 33.          MANAGEMENT SERVICES.

                  Not applicable.


ITEM 34.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Single Premium Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


      Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 13th day of April, 2006.


                                              NYLIAC VARIABLE UNIVERSAL LIFE
                                              SEPARATE ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Mario Lazzaro
                                                   -----------------------------
                                                   Mario Lazzaro
                                                   Vice President

                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Mario Lazzaro
                                                   -----------------------------
                                                   Mario Lazzaro
                                                   Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     Scott L. Berlin*               Director

     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     John R. Meyer*                 Director



     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Chief Executive
                                                            Officer)

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director and Chief Actuary

     Seymour Sternberg*             Director


By:      /s/ Mario Lazzaro
      ---------------------------------
      Mario Lazzaro*
      Attorney-in-Fact
      April 13, 2006


* Pursuant to Powers of Attorney previously filed.

                                EXHIBIT INDEX



Exhibit Number                   Description





(k)                    Opinion and Consent of Thomas F. English, Esq.

(l)                    Opinion and consent of Douglas Lubliner, Associate
                       Actuary

(n)(1)                 Consent of PricewaterhouseCoopers LLP